As filed with the Securities and Exchange Commission on April 30, 2012

Registration Nos. 33-54126

811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136	☒

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Ira P. Shapiro, Esq. BlackRock Fund Advisors 400 Howard Street San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Master Investment Portfolio has also executed this Registration Statement.

April 30, 2012

Prospectus

BlackRock Funds III  |  Investor A and Institutional Shares

➢	LifePath® Index Retirement Portfolio

➢	LifePath® Index 2020 Portfolio

➢	LifePath® Index 2025 Portfolio

➢	LifePath® Index 2030 Portfolio

➢	LifePath® Index 2035 Portfolio

➢	LifePath® Index 2040 Portfolio

➢	LifePath® Index 2045 Portfolio

➢	LifePath® Index 2050 Portfolio

➢	LifePath® Index 2055 Portfolio

Funds	Investor A Shares	Institutional Shares

LifePath® Index Retirement Portfolio	LIRAX	LIRIX

LifePath® Index 2020 Portfolio	LIQAX	LIQIX

LifePath® Index 2025 Portfolio	LILAX	LIBIX

LifePath® Index 2030 Portfolio	LINAX	LINIX

LifePath® Index 2035 Portfolio	LIJAX	LIJIX

LifePath® Index 2040 Portfolio	LIKAX	LIKIX

LifePath® Index 2045 Portfolio	LIHAX	LIHIX

LifePath® Index 2050 Portfolio	LIPAX	LIPIX

LifePath® Index 2055 Portfolio	LIVAX	LIVIX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ No Bank Guarantee ■ May Lose Value

Table of Contents

Portfolio Overview	Key facts and details about the Portfolios, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About LifePath® Index Retirement Portfolio	3
	Key Facts About LifePath® Index 2020 Portfolio	7
	Key Facts About LifePath® Index 2025 Portfolio	12
	Key Facts About LifePath® Index 2030 Portfolio	17
	Key Facts About LifePath® Index 2035 Portfolio	22
	Key Facts About LifePath® Index 2040 Portfolio	27
	Key Facts About LifePath® Index 2045 Portfolio	32
	Key Facts About LifePath® Index 2050 Portfolio	37
	Key Facts About LifePath® Index 2055 Portfolio	42
	Important Additional Information	46

Details About the Portfolios	Investment Time Horizons	48
	A Further Discussion of Principal Investment Strategies	50
	Information About the Underlying Funds	50
	A Further Discussion of Risk Factors	56

Account Information	Information about account services, shareholder transactions, and distributions and other payments
	How to Choose the Share Class that Best Suits Your Needs	62
	Details About the Share Classes	62
	Distribution and Service Payments	63
	How to Buy, Sell and Transfer Shares	64
	Account Services and Privileges	69
	Portfolios’ Rights	70
	Participation in Fee-based Programs	70
	Short-Term Trading Policy	70
	Master/Feeder and Fund of Funds Structures	71

Management of the Portfolios	Information about BlackRock Fund Advisors and the Portfolio Managers
	Investment Adviser	73
	Portfolio Managers	75
	Conflicts of Interest	75
	Valuation of Portfolio Investments	76
	Dividends, Distributions and Taxes	77

Financial Highlights	Financial Performance of the Portfolios	79

General Information	Shareholder Documents	88
	Certain Portfolio Policies	88
	Statement of Additional Information	89
	Disclaimers	89

Glossary	Glossary of Investment Terms	93

For More Information	Portfolios and Service Providers	Inside Back Cover

Additional Information	Back Cover

Portfolio Overview

Key Facts about LifePath® Index Retirement Portfolio

Investment Objective

LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index Retirement Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	7.69%	7.69%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	7.66%	7.66%
Acquired Fund Fees and Expenses[3,4]	0.13%	0.13%
Total Annual Fund Operating Expenses[4]	8.12%	7.87%
Fee Waivers and/or Expense Reimbursements[5]	(7.64)%	(7.64)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.48%	0.23%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio’s share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$49	$369	$713	$1,683
Institutional Shares	$24	$291	$579	$1,400

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Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index Retirement Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio’s selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio’s selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio’s risk profile.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

4

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk

5

is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index Retirement Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index Retirement Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

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Portfolio Overview

Key Facts about LifePath® Index 2020 Portfolio

Investment Objective

LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2020 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	7.85%	7.85%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	7.82%	7.82%
Acquired Fund Fees and Expenses[3,4]	0.15%	0.15%
Total Annual Fund Operating Expenses[4]	8.30%	8.05%
Fee Waivers and/or Expense Reimbursements[5]	(7.80)%	(7.80)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.50%	0.25%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio’s share of the allocated expenses of LifePath® Index 2020 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$51	$376	$723	$1,705
Institutional Shares	$26	$297	$590	$1,423

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

7

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2020 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 56% of its assets in Underlying Funds designed to track particular equity indexes, 44% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

8

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

9

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

10

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2020 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2020 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

11

Portfolio Overview

Key Facts about LifePath® Index 2025 Portfolio

Investment Objective

LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2025 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	7.85%	7.85%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	7.82%	7.82%
Acquired Fund Fees and Expenses[3,4]	0.16%	0.16%
Total Annual Fund Operating Expenses[4]	8.31%	8.06%
Fee Waivers and/or Expense Reimbursements[5]	(7.80)%	(7.80)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.51%	0.26%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio’s share of the allocated expenses of LifePath® Index 2025 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$52	$379	$729	$1,716
Institutional Shares	$27	$301	$595	$1,434

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

12

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2025 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 63% of its assets in Underlying Funds designed to track particular equity indexes, 36% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

13

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

14

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

15

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2025 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2025 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16

Portfolio Overview

Key Facts about LifePath® Index 2030 Portfolio

Investment Objective

LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2030 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	7.96%	7.96%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	7.93%	7.93%
Acquired Fund Fees and Expenses[3,4]	0.17%	0.17%
Total Annual Fund Operating Expenses[4]	8.43%	8.18%
Fee Waivers and/or Expense Reimbursements[5]	(7.91)%	(7.91)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.52%	0.27%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio’s share of the allocated expenses of LifePath® Index 2030 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[3]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$53	$382	$734	$1,727
Institutional Shares	$28	$304	$601	$1,446

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

17

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2030 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 71% of its assets in Underlying Funds designed to track particular equity indexes, 29% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

18

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds index and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

19

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

20

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk – If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2030 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2030 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

21

Portfolio Overview

Key Facts about LifePath® Index 2035 Portfolio

Investment Objective

LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2035 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	8.13%	8.04%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	8.10%	8.01%
Acquired Fund Fees and Expenses[3,4]	0.17%	0.17%
Total Annual Fund Operating Expenses[4]	8.60%	8.26%
Fee Waivers and/or Expense Reimbursements[5]	(8.08)%	(7.99)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.52%	0.27%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio’s share of the allocated expenses of LifePath® Index 2035 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$53	$382	$734	$1,727
Institutional Shares	$28	$304	$601	$1,446

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

22

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2035 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 77% of its assets in Underlying Funds designed to track particular equity indexes, 22% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

23

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

24

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

25

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2035 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2035 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

26

Portfolio Overview

Key Facts about LifePath® Index 2040 Portfolio

Investment Objective

LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

Fees And Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2040 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	8.03%	8.03%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	8.00%	8.00%
Acquired Fund Fees and Expenses[3,4]	0.18%	0.18%
Total Annual Fund Operating Expenses[4]	8.51%	8.26%
Fee Waivers and/or Expense Reimbursements[5]	(7.98)%	(7.98)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.53%	0.28%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio’s share of the allocated expenses of LifePath® Index 2040 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$54	$385	$739	$1,738
Institutional Shares	$29	$307	$606	$1,457

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

27

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2040 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 84% of its assets in Underlying Funds designed to track particular equity indexes, 16% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

28

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

29

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

30

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2040 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2040 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

31

Portfolio Overview

Key Facts about LifePath® Index 2045 Portfolio

Investment Objective

LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2045 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	8.10%	8.10%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	8.07%	8.07%
Acquired Fund Fees and Expenses[3,4]	0.19%	0.19%
Total Annual Fund Operating Expenses[4]	8.59%	8.34%
Fee Waivers and/or Expense Reimbursements[5]	(8.05)%	(8.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.54%	0.29%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio’s share of the allocated expenses of LifePath® Index 2045 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$55	$388	$745	$1,749
Institutional Shares	$30	$310	$611	$1,468

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

32

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2045 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 89% of its assets in Underlying Funds designed to track particular equity indexes, 11% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

33

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

34

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

35

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2045 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2045 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36

Portfolio Overview

Key Facts about LifePath® Index 2050 Portfolio

Investment Objective

LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2050 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	8.30%	8.14%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	8.27%	8.11%
Acquired Fund Fees and Expenses[3,4]	0.19%	0.19%
Total Annual Fund Operating Expenses[4]	8.79%	8.38%
Fee Waivers and/or Expense Reimbursements[5]	(8.25)%	(8.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.54%	0.29%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio’s share of the allocated expenses of LifePath® Index 2050 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$55	$388	$745	$1,749
Institutional Shares	$30	$310	$611	$1,468

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

37

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2050 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 95% of its assets in Underlying Funds designed to track particular equity indexes, 5% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

38

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

39

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

40

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2050 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2050 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41

Portfolio Overview

Key Facts about LifePath® Index 2055 Portfolio

Investment Objective

LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2055 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2,4]	8.21%	8.21%
Administration Fees	0.03%	0.03%
Miscellaneous Other Expenses[2,4]	8.18%	8.18%
Acquired Fund Fees and Expenses[3,4]	0.19%	0.19%
Total Annual Fund Operating Expenses[4]	8.70%	8.45%
Fee Waivers and/or Expense Reimbursements[5]	(8.16)%	(8.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.54%	0.29%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio’s share of the allocated expenses of LifePath® Index 2055 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 73-78, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$55	$388	$745	$1,749
Institutional Shares	$30	$310	$611	$1,468

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

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example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index 2055 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 99% of its assets in Underlying Funds designed to track particular equity indexes, 1% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

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The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

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Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2055 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2055 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

* * *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Portfolio Shares

You may purchase or redeem shares of the Portfolios each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through BlackRock, Inc. and its affiliates (collectively, “BlackRock”), you should contact BlackRock by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the

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Internet at www.blackrock.com/funds. Each Portfolio’s initial and subsequent investment minimums generally are as follows, although the Portfolio may reduce or waive the minimums in some cases:

	Investor A Shares	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for retirement plans. • $50, if establishing an Automatic Investment Plan.	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Portfolio.
Minimum Additional Investment	$50 for all accounts except certain retirement plans and payroll deduction programs may have a lower minimum.	No subsequent minimum.

Tax Information

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), if you are invested through such a plan, you will not be taxed on dividends paid by the Portfolios or on the proceeds of a redemption or an exchange of shares of the Portfolios, provided the shares are not debt-financed property to you. Different tax consequences apply to a shareholder that does not satisfy the requirements of Section 401(a) or 501(a) of the Internal Revenue Code.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary, each Portfolio and BlackRock Investments, LLC, the Portfolio’s distributor, or its affiliates may pay the intermediary for the sale of the Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details about the Portfolios

This prospectus includes information about LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio”), LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio”), LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio”), LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio”), LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio”), LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio”), LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio”), LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio”) and LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio”) (each a “Portfolio” and together the “Portfolios”), each a series of BlackRock Funds III (the “Trust”), including how to buy and sell shares, management information, shareholder features and your rights as a shareholder.

Investment Time Horizon

Each Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Portfolio has its own time horizon, as described in its investment objective in the applicable “Portfolio Overview” section in this prospectus, which affects the targeted risk level of that Portfolio and, in turn, its asset allocation.

The allocations for LifePath Index Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. LifePath Index Retirement Portfolio is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, LifePath Index Retirement Portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of LifePath Index Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

Each Portfolio has a distinct investment objective tied to its time horizon:

■

LifePath Index Retirement Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

■

LifePath Index 2020 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

■

LifePath Index 2025 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

■

LifePath Index 2030 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

■

LifePath Index 2035 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

■

LifePath Index 2040 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

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■

LifePath Index 2045 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

■

LifePath Index 2050 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

■

LifePath Index 2055 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

The investment objective of each Portfolio is a non-fundamental policy and may be changed upon 30 days’ prior notice to shareholders. You should carefully consider the asset allocation and risks of each Portfolio before deciding whether to invest.

The Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. The equity and bond securities will be accessed by investment in the appropriate category of Underlying Funds comprised of investment companies that seek to track the results of various indexes. Each Portfolio invests all of its assets in a corresponding “master” portfolio (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”), a mutual fund that has the same objective and strategies as the applicable Portfolio. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. LifePath Index Retirement Portfolio invests all of its assets in LifePath® Index Retirement Master Portfolio (the “LifePath Index Retirement Master Portfolio”). LifePath Index 2020 Portfolio invests all of its assets in LifePath® Index 2020 Master Portfolio (the “LifePath Index 2020 Master Portfolio”). LifePath Index 2025 Portfolio invests all of its assets in LifePath® Index 2025 Master Portfolio (the “LifePath Index 2025 Master Portfolio”). LifePath Index 2030 Portfolio invests all of its assets in LifePath® Index 2030 Master Portfolio (the “LifePath Index 2030 Master Portfolio”). LifePath Index 2035 Portfolio invests all of its assets in LifePath® Index 2035 Master Portfolio (the “LifePath Index 2035 Master Portfolio”). LifePath Index 2040 Portfolio invests all of its assets in LifePath® Index 2040 Master Portfolio (the “LifePath Index 2040 Master Portfolio”). LifePath Index 2045 Portfolio invests all of its assets in LifePath® Index 2045 Master Portfolio (the “LifePath Index 2045 Master Portfolio”). LifePath Index 2050 Portfolio invests all of its assets in LifePath® Index 2050 Master Portfolio (the “LifePath Index 2050 Master Portfolio”). LifePath Index 2055 Portfolio invests all of its assets in LifePath® Index 2055 Master Portfolio (the “LifePath Index 2055 Master Portfolio”). Each Portfolio’s investment results will correspond directly to the investment results of the applicable Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” to include the applicable Master Portfolio in which a Portfolio invests. A description of the relationship of the Portfolios to their respective Master Portfolios appears below under the heading “Account Information — Master/Feeder and Fund of Funds Structures.”

Which Portfolio to Consider

The first step in choosing which Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the Portfolios is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest Portfolio target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2032, as in this example, you may conclude that LifePath Index 2030 Portfolio is the most appropriate Portfolio for you.

The investment mix of the Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity index funds) to a greater concentration of lower-risk investments (namely, bond index funds), thereby making the Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Portfolios’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.

■

The Portfolios’ time horizons are based on the year in their name, except for LifePath Index Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Portfolio with a shorter time horizon. The final choice is yours.

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A Further Discussion of Principal Investment Strategies

Each Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds designed to track particular equity indexes, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds designed to track particular bond indexes, and in money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, Master Portfolios with shorter time horizons have lower expected returns than Master Portfolios with longer time horizons. In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the Portfolios’ combined statement of additional information (“SAI”).

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Master Portfolio as it approaches its time horizon.

For example, LifePath Index Retirement Portfolio has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of LifePath Index Retirement Portfolio’s assets will continue to be allocated to Underlying Funds that track both equity and bond indexes.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a Portfolio’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds seek to track a mix of equity and bond indexes and may invest in money market instruments. In order to match the performance of the applicable benchmark index, certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the “Details About the Portfolios — A Further Discussion of Risk Factors” section of this prospectus. The Portfolios and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The investment model adjusts each Portfolio’s risk level by gradually making it more conservative as the year in the Portfolio’s name approaches, except for LifePath Index Retirement Portfolio, which is already in its most conservative phase.

When a Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Index Retirement Portfolio. Such Portfolio and LifePath Index Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

Information about the Underlying Funds

Each Portfolio may invest in any of the Underlying Funds, which include additional portfolios of MIP designed to track the performance of certain indexes and other BlackRock index mutual funds (collectively, the “Underlying Index Funds”), BlackRock Cash Funds: Institutional (the “Underlying Money Market Fund”) and ETFs that are part of the iShares family of funds (“Underlying iShares Funds”). This section provides information about the Underlying Funds, including brief descriptions of the Underlying Funds’ investment goals and primary investment strategies.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may, at its discretion, add, eliminate or replace Underlying Funds at any time without notice to shareholders.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACWI ex-US Index Master Portfolio

ACWI ex-US Index Master Portfolio seeks to match the performance of the MSCI All Country World ex-USA Index (the “MSCI ACWI ex-USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of ACWI

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ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will be substantially invested in securities in the MSCI ACWI ex-USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex-USA Index. ACWI ex-US Index Master Portfolio will not attempt to buy or sell securities based on BFA’s economic, financial or market analysis, but will instead employ a “passive” investment approach.

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

Bond Index Master Portfolio

Bond Index Master Portfolio seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). Securities are selected for investment by the Bond Index Master Portfolio in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising Bond Index Master Portfolio’s benchmark index. Bond Index Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for Bond Index Master Portfolio, are considered bonds.

Master Small Cap Index Series

Master Small Cap Index Series seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of fund expenses. Master Small Cap Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Master Small Cap Index Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller capitalization stocks. Master Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, Master Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000. Master Small Cap Index Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Russell 1000 Index Master Portfolio

Russell 1000 Index Master Portfolio seeks to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of fund expenses. Russell 1000 Index Master Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. Russell 1000 Index Master Portfolio will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. It may also engage in futures transactions. At times, Russell 1000 Index Master Portfolio may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, Russell 1000 Index Master Portfolio may choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the Russell 1000 as a whole.

Underlying iShares Funds

Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund’s portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these

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Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®, which measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2011, the S&P 500 Index® includes approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares S&P National AMT-Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 8,500 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Russell MidCap Index includes equity securities issued by issuers which range in size between $1.7 billion and $12 billion, although this range may change from time to time. As of May 31, 2011, the Russell MidCap Index represented approximately 28% of the total market capitalization of all publicly-traded U.S. equity securities.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market and represents approximately 9% of the total market capitalization of all publicly-traded U.S. equity securities. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. As of May 31, 2011, the Russell 2000 Index represented approximately $1.6 trillion of the market capitalization of the Russell 3000 Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the “Cohen & Steers Index”), which consists of selected REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT. As of June 30, 2011, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index had a total market capitalization of approximately $476 billion.

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iShares MSCI Canada Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. (“MSCI”). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

iShares MSCI Canada Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Small Cap Index, which seeks to measure the performance of equity securities of small-capitalization companies, whose market capitalization, as calculated by the index provider, represents the bottom 14% of the Canadian securities market.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE® Index includes stocks from Europe, Australasia and the Far East.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE® Index includes securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. As of September 30, 2011, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

iShares MSCI Emerging Markets Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap Index, which measures the performance of equity securities of small-capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. As of September 30, 2011, the MSCI Emerging Markets Small Cap Index consisted of issuers in the following 21 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2011, the MSCI Emerging Markets Small Cap Index was comprised of 1,961 constituents.

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, the Barclays U.S. 1-3 Year Credit Bond Index had 882 issues.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, the Barclays U.S. 1-3 Year Treasury Bond Index had 68 issues.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2011, the Barclays U.S. 3-7 Year Treasury Bond Index had 77 issues.

iShares Barclays 7-10 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2011, the Barclays U.S. 7-10 Year Treasury Bond Index had 20 issues.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than twenty years. As of May 31, 2011, the Barclays U.S. 10-20 Year Treasury Bond Index had 21 issues.

iShares Barclays 20+ Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of twenty years or more. As of May 31, 2011, the Barclays U.S. 20+ Year Treasury Bond Index had 15 issues.

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iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of May 31, 2011, the Barclays U.S. Aggregate Bond Index had 7,979 issues.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2011, the Barclays U.S. Credit Bond Index had 4,516 issues.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2011, the Barclays U.S. Government/Credit Bond Index had 5,497 issues.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, the Barclays U.S. Intermediate Credit Bond Index had 3,138 issues.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, the Barclays U.S. Intermediate Government/Credit Bond Index had 4,010 issues.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae and the Federal Home Loan Mortgage Corporation. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The iShares Barclays MBS Bond Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2011, the Barclays U.S. Short Treasury Bond Index had 58 issues.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” As of December 31, 2011, the Barclays U.S. TIPS Index (Series-L) had 31 issues.

iShares J.P. Morgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. As of May 31, 2011, the iBoxx® $ Liquid High Yield Index included approximately 435 constituents.

* * *

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The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2012. BFA allocated each Master Portfolio’s assets among the Underlying Funds based on the Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund.

Underlying Funds

(as of March 31, 2012)

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Index Master Portfolio	9.88%	15.70%	18.65%	21.12%	23.32%
MIP — Russell 1000 Index Master Portfolio	23.36%	34.80%	39.78%	44.48%	48.79%
Master Small Cap Index Series	3.85%	3.64%	3.36%	3.32%	3.17%
iShares MSCI EAFE Small Cap Index Fund	0.87%	1.37%	1.58%	1.82%	2.01%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio	52.72%	38.13%	31.35%	25.21%	19.69%
iShares Barclays TIPS Bond Fund	9.05%	6.19%	4.45%	3.56%	2.26%
INCOME
BlackRock Cash Funds: Institutional — SL Agency Shares	0.27%	0.17%	0.83%	0.49%	0.76%

		LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Index Master Portfolio		25.16%	27.26%	29.01%	31.77%
MIP — Russell 1000 Index Master Portfolio		53.14%	56.36%	60.17%	57.62%
Master Small Cap Index Series		3.20%	2.99%	3.14%	6.54%
iShares MSCI EAFE Small Cap Index Fund		2.28%	2.41%	2.57%	2.62%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio		14.52%	10.60%	4.90%	0.99%
iShares Barclays TIPS Bond Fund		1.46%	N/A	N/A	N/A
INCOME
BlackRock Cash Funds: Institutional — SL Agency Shares		0.24%	0.38%	0.21%	0.46%

Note:	The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

“Standard & Poor’s®,” “S&P®,” “S&P 500 Index®,” “S&P National AMT-Free Municipal Bond IndexTM,” and “S&P North American Natural Resources Sector IndexTM” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“FTSE,” “EPRA,” “NAREIT” and “FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index” are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the “FTSE Licensor Parties”), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Barclays Capital Inc.,” “Barclays U.S. 1-3 Year Credit Bond Index,” “Barclays U.S. 1-3 Year Treasury Bond Index,” “Barclays Capital U.S. 3-7 Year Treasury Bond Index,” “Barclays U.S. 7-10 Year Treasury Bond Index,” “Barclays U.S. 10-20 Year Treasury Bond Index,” “Barclays U.S. 20+ Year Treasury Bond Index,” “Barclays U.S. Aggregate Bond Index,” “Barclays U.S. Credit Bond Index,” “Barclays U.S. Government/Credit Bond Index,” “Barclays U.S. Intermediate Credit Bond Index,” “Barclays U.S. Intermediate Government/Credit Bond Index,” “Barclays U.S. MBS Index,” “Barclays U.S. Short Treasury Bond Index,” and the “Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate

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Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. (“Barclays Capital”), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A Further Discussion of Risk Factors

This section contains a description of the general risks of investing in the Portfolios. The “Investment Objectives and Policies” section in the SAI also includes more information about the Portfolios, their investments and the related risks. There can be no guarantee that a Portfolio will meet its objective or that a Portfolio’s performance will be positive for any period of time. An investment in a Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. Each Portfolio invests all of its assets in the applicable Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to a Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

General

The net asset value of each Portfolio’s shares is neither insured nor guaranteed, is not fixed and will fluctuate. As with any fund, each Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

Principal Risks of Investing in the Portfolios

Allocation Risk — The Portfolios’ ability to achieve their investment goals depends upon the Portfolios’ asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the indexes whose performance they were designed to match. The Underlying Funds may change their investment objectives or policies without the approval of the Portfolios. If an Underlying Fund were to change its investment objective or policies, the Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolios’ investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — The Portfolios’ use of derivatives may reduce the Portfolios’ returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolios’ use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. A Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolios’ derivatives positions to lose value. When a derivative is used as a hedge against a position that the Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce

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or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Portfolios’ hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolios could lose the entire value of their investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolios’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Portfolios could decline if the financial condition of the companies the Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolios will lose money. In particular, the Portfolios are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded

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each day, it may be more difficult for the Portfolios to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Portfolios generally hold their foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolios’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Portfolios can earn on their investments and typically results in a higher operating expense ratio for the Portfolios than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Portfolios invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Portfolios.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Portfolios’ ability to purchase or sell foreign securities or transfer the Portfolios’ assets or income back into the United States, or otherwise adversely affect the Portfolios’ operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Portfolios’ investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Portfolios’ investments.

Governmental Supervision And Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Portfolios to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolios’ management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Portfolios to carry out transactions. If the Portfolios cannot settle or are delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of their assets may be uninvested with no return earned thereon for some period. If the Portfolios cannot settle or are delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Portfolios could be liable for any losses incurred.

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

Investments in Mutual Funds and ETFs Risk — The Portfolios invest substantially all of their assets in Underlying Funds, so the Portfolios’ investment performance is directly related to the performance of the Underlying Funds. The

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Portfolios may also directly invest in ETFs. Each Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs. Additionally, in managing a Portfolio, BFA will have the authority to select and substitute Underlying Funds and BFA may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to BFA or its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds.

One Underlying Fund may buy the same securities that another Underlying Fund sells. Also, an investor in a Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the Portfolios.

In order to minimize expenses, the Portfolios intend generally to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. However, when deciding between investing in an Underlying iShares Fund and an Underlying Index Fund benchmarked to the same index, should other factors warrant, the Portfolios may not necessarily invest in the Underlying Fund with the lowest shareholder fees and net fund operating expense ratio. As the Underlying Funds or the Portfolios’ allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolios. The major risks of junk bond investments include:

■

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

■

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

■

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

■

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Portfolios before it matures. If the issuer redeems junk bonds, the Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

■

Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Portfolios’ securities than is the case with securities trading in a more liquid market.

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■	The Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

■

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Portfolios’ investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolios’ investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of housing values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Portfolios may invest may also provide a degree of investment leverage, which could cause the Portfolios to lose all or substantially all of their investment.

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolios may have to invest their proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated

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to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An Underlying Index Fund or Underlying iShares Fund may or may not hold every security in the index. When an Underlying Index Fund or Underlying iShares Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Underlying Index Fund or Underlying iShares Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Underlying Fund may not have an investment profile similar to those of its index.

Retirement Income Risk — The Portfolios do not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolios also do not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the applicable Portfolio’s name, if applicable, this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering the loaned securities. The Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolios.

Tracking Error Risk — Imperfect correlation between an Underlying Fund’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the Underlying Fund’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an Underlying Fund’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility and other unusual market conditions. Tracking error may also result because an Underlying Fund incurs fees and expenses while its underlying index does not.

U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., Ginnie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Other Risks of Investing in the Portfolios

The Portfolios may also be subject to certain other risks associated with their investments and investment strategies, including:

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Portfolio’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Portfolio’s net assets decrease due to market declines or redemptions, the Portfolio’s expenses will increase as a percentage of Portfolio net assets. During periods of high market volatility, these increases in the Portfolio’s expense ratio could be significant.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that a Portfolio’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if a Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a Portfolio, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Portfolio currently offers multiple share classes (Investor A and Institutional in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

Each Portfolio’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.

The table below summarizes key features of each of the share classes of the Portfolios.

Share Classes At A Glance1

	Investor A	Institutional
Availability	Generally available through financial intermediaries.

Limited to certain investors, including:

• Current Institutional shareholders that meet certain requirements.

• Certain retirement plans.

• Participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries.

• Certain employees and affiliates of BlackRock or its affiliates.

Minimum Investment	$1,000 for all accounts except: • $250 for certain fee-based programs. • $100 for retirement plans. • $50, if establishing an Automatic Investment Plan (“AIP”).	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Portfolio.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Portfolio.	No. Entire purchase price is invested in shares of the Portfolio.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within 18 months.)	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	No.
Redemption Fees?	No.	No.
Conversion to Investor A Shares?	N/A	No.
Advantage	Generally available.	No annual service fee.
Disadvantage	Annual service fee.	Limited availability.
[1]	Please see “Details About the Share Classes” for more information about each share class.
[2]	If you establish a new account directly with the Portfolio and do not have a financial intermediary associated with your account, you may only invest in Investor A Shares.

The following pages will cover the additional details of each share class, including the eligibility requirements to purchase Institutional Shares.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Details About the Share Classes

Investor A Shares

Investor A Shares of the Portfolios pay an ongoing service fee of 0.25% per year. The Distributor normally pays the annual 0.25% Investor A service fee to dealers as a service fee on a monthly basis.

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Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares.

Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares. A Portfolio may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Portfolios, meets the minimum investment requirement.

Eligible institutional investors include the following:

■	Investors who currently own Institutional Shares of a Portfolio may make additional purchases of Institutional Shares of that Portfolio from the Portfolio;

■	Institutional and individual retail investors with a minimum investment of $2 million who purchase directly from a Portfolio;

■	Certain qualified retirement plans;

■	Investors in selected fee-based programs;

■	Clients of registered investment advisers who have $250,000 invested in a Portfolio;

■

Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii)otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

■	Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

■	Holders of certain Merrill Lynch & Co., Inc. (“Merrill Lynch”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of a Portfolio; and

■	Employees, officers and directors/trustees of BlackRock, BlackRock Funds, The PNC Financial Services Group, Inc. (“PNC”), Merrill Lynch, Barclays PLC (“Barclays”) or their respective affiliates.

Distribution and Service Payments

The Trust, on behalf of the Portfolios, has adopted a plan (the “Plan”) that allows each Portfolio to pay a fee for certain services provided to its shareholders.

Plan Payments

Under the Plan, each Portfolio pays service fees (also referred to as shareholder liaison services fees) to brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC, and their respective affiliates and Barclays and its affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Investor A Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A Shares of each Portfolio. All Investor A Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the service fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A Shares:

■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A Shares;

■	Assisting customers in choosing and changing dividend options, account designations and addresses; and

■	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Portfolio’s shares.

Because the fees paid by the Portfolios under the Plan are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Portfolios

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees that a Portfolio pays to BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BFA, on behalf of a Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Portfolio will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

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Other Payments by BFA

The Plan permits BFA, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Portfolios). From time to time, BFA, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Portfolios or for these other services to the Portfolios and shareholders. These payments would be in addition to the Portfolio payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, the Distributor and their affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a Portfolio or from BFA, the Distributor or their affiliates. For more information, see the SAI.

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Portfolio at any time for any reason. In addition, the Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Portfolio may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	First, select the share class appropriate for you

Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing and your financial goals, may affect which share class you choose. Your financial representative can help you determine which share class is appropriate for you.

	Next, determine the amount of your investment	Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus. See “Account Information — Details About the Share Classes” for information on lower initial investment requirements for certain Portfolio investors if their purchase, combined with purchases by other investors received together by a Portfolio, meets the minimum investment requirement.
Have your financial intermediary submit your purchase order

The price of your shares is based on the next calculation of a Portfolio’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown in the applicable Portfolio’s “Fees and Expenses” table.

The Portfolios may reject any order to buy shares and may suspend the sale of shares at any time. Financial intermediaries may charge a processing fee to confirm a purchase.

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How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly with BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application, along with a check payable to “BlackRock Funds,” to the Transfer Agent at the address on the application.
Add to Your Investment	Purchase additional shares	For Investor A Shares, the minimum investment for additional purchases is generally $50 for all accounts except that certain retirement plans and payroll deduction programs may have a lower minimum for additional purchases. Institutional Shares have no minimum for additional purchases.
	Have your financial intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your financial professional or financial intermediary. For more details on purchasing by Internet, see below.
Or contact BlackRock (for accounts held directly with BlackRock)

Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Portfolios have the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Shares may also be purchased by use of the Portfolios’ automated voice response unit service (“VRU”) at (800) 441-7762.

Purchase by Internet: You may purchase your shares, and view activities in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet using the Automated Clearing House Network (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders for shares placed by wire prior to the close of business on the NYSE will be placed at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. The Portfolios limit Internet purchases in shares of a Portfolio to $25,000 per trade. Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Portfolios employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with a Portfolio in order to open an account through the website, the shareholder waives any right to reclaim any losses from a Portfolio or any of its affiliates incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).
	Participate in the Automatic Investment Plan (“AIP”)	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.
How to Pay for Shares	Making payment for purchases	Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your financial professional or other financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or other financial intermediary will be responsible for any loss to a Portfolio.

For shares purchased directly from a Portfolio, a check payable to “BlackRock Funds,” which bears the name of the Portfolio you are purchasing, must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds.

The Portfolios do not accept third-party checks. You may also wire Federal funds to a Portfolio to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

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How to Sell Shares

	Your Choices	Important Information for You to Know

Full or Partial Redemption of Shares	Have your financial intermediary submit your sales order

You can make redemption requests through your financial professional. The price of your shares is based on the next calculation of a Portfolio’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares.

The Portfolios may reject an order to sell shares under certain circumstances.

Selling shares held directly with BlackRock

Methods of Redeeming

Redeem by Telephone: You may sell shares of a Portfolio held directly at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the ACH or wire transfer. Certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee.

You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Portfolios, their administrator and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Portfolios and their service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Portfolios may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Redeem by VRU: Shares may also be redeemed by use of the Portfolios’ VRU service. Payment for shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for shares redeemed via Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, RI 02940-8019 or, for overnight delivery, 4400 Computer Drive, Westborough, MA 01588. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances.

You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

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How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)

Payment of Redemption Proceeds

Redemption proceeds may be paid by check or, if the Portfolio has verified banking information on file, through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Portfolios’ custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Portfolios’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Portfolios’ custodian is open for business. The Portfolios reserve the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of a Portfolio, an earlier payment could adversely affect the Portfolio.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to the Portfolios is imposed by the Portfolios.

The Portfolios are not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Portfolios at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours), provided that the Portfolios’ custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Portfolios’ custodian is closed is normally sent on the next business day following redemption on which the Portfolios’ custodian is open for business.

The Portfolios reserve the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of a Portfolio, an earlier payment could adversely affect the Portfolio. No charge for sending redemption payments via ACH is imposed by the Portfolios. If you make a redemption request before a Portfolio has collected payment for the purchase of shares, the Portfolio may delay mailing your proceeds. This delay will usually not exceed ten days.

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How to Transfer your Account

	Your Choices	Important Information for You to Know

Transfer Shares to Another Financial Intermediary	Transfer to a participating financial intermediary

You may transfer your shares of a Portfolio only to another financial professional or financial intermediary that has an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Transfer to a non-participating financial intermediary

You must either:

• Transfer your shares to an account with the Portfolio; or

• Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

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Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic Investment Plan (“AIP”)	Allows systematic investments on a periodic basis from your checking or savings account.	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the AIP application. The minimum investment amount for an automatic investment plan is $50 per portfolio.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to special payee. Please call (800) 441-7762 for details. The fund into which you request your distribution to be invested must be open to new purchases.
EZ Trader	Allows an investor to purchase or sell Institutional Shares by telephone or over the Internet through ACH.

(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your financial professional if your account is held elsewhere).

Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or internet purchase or sale order, please contact (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Portfolios by telephone or Internet.

Proceeds will be sent to your pre-designated bank account.

Systematic Withdrawal Plan (“SWP”)	This feature can be used by investors who want to receive regular distributions from their accounts.

To start a Systematic Withdrawal Plan a shareholder must have a current investment of $10,000 or more in a BlackRock Fund. Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. CDSC will be assessed on redemptions of Investor A Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi- annual SWP redemptions of Investor A C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A Shares in excess of this limit will still pay any applicable CDSC.

Ask your financial adviser or other financial intermediary for details.

Reinstatement Privilege		If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Portfolios must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

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Portfolios’ Rights

Each Portfolio may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■

Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before a Portfolio has collected payment for the purchase of shares,

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BFA has set a minimum balance of $500 in each Portfolio position you hold within your account (“Portfolio Minimum”), and may take one of two actions if the balance in your Portfolio falls below the Portfolio Minimum.

First, the Portfolios may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before a Portfolio makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Portfolio makes an involuntary redemption, or to the Portfolio Minimum in order not to be assessed an annual low balance fee of $20, described below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Second, the Portfolios charge an annual $20 low balance fee on all Portfolio accounts that have a balance below the Portfolio Minimum for any reason, including market fluctuation. The fee will be deducted from the Portfolio account only once per calendar year. You will be notified that the value of your account is less than the Portfolio Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Portfolio Minimum before the Portfolio imposes the low balance fee. This low balance fee does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BFA or an affiliate of BFA, or financial intermediaries that have agreements with the Distributor, you may be able to buy Institutional Shares, including by exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Portfolio, but may be subject to upfront sales charges. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional or financial intermediary.

Short-Term Trading Policy

The Boards of Trustees of the Trust and MIP have determined that the interests of long-term shareholders and a Portfolio’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Portfolios are not

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designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Portfolio will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Portfolio Investments.”

Each Portfolio discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Boards of Trustees of the Trust and MIP have approved the policies discussed below to seek to deter market timing activity. The Boards of Trustees of the Trust and MIP have not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because certain legitimate strategies will not result in harm to a Portfolio or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Portfolio believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Portfolio rejects your purchase or exchange order, you will not be able to execute that transaction, and the Portfolio will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Portfolio, the Portfolio may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Portfolio with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Portfolio. While each Portfolio monitors for market timing activity, a Portfolio may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Portfolio’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by a Portfolio to be engaged in market timing or other improper trading activity, the Portfolio’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Portfolio may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

Master/Feeder and Fund of Funds Structures

The Portfolios do not have their own investment adviser. Instead, each Portfolio invests all of its assets in the corresponding Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Portfolios.

Feeder Fund Expenses

Feeder funds, including the Portfolios, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund — specific expenses and conditions.

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Feeder Fund Rights

Under the master/feeder structure, the Trust’s Board of Trustees retains the right to withdraw a Portfolio’s assets from its Master Portfolio if it believes doing so is in the best interests of the Portfolio’s shareholders. If the Trust’s Board of Trustees decides to withdraw a Portfolio’s assets, it would then consider whether the Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

Fund of Funds

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the certain Underlying Funds that are advised by BFA or its affiliates. Each Master Portfolio charges for its own direct expenses, in addition to bearing a pro rata share of the expenses charged by the Underlying Funds in which it invests.

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Management of the Portfolios

Investment Adviser

BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio and, along with certain affiliates, serves as investment adviser to the Underlying Funds. BFA manages the investment of the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to each Master Portfolio, BFA is entitled to receive an annual management fee of 0.05% of such Master Portfolio’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios and receives investment advisory fees for such services to the Underlying Funds that differ from the fees described in this prospectus for the Portfolios. In addition, BlackRock Institutional Trust Company, N.A. (previously defined as “BTC”), along with certain affiliates, provides administration services to certain of the Underlying Funds and, for these services may receive administration fees from these Underlying Funds.

For the fiscal period May 31, 2011 through December 31, 2011, each Master Portfolio paid management fees, net of applicable waivers, at an annual rate 0.00% of such Master Portfolio’s average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. As of March 31, 2012, BFA and its affiliates had approximately $3.684 trillion in investment company and other portfolio assets under management.

The Trust, on behalf of the Portfolios, has entered into an administration agreement with BTC to act as each Portfolio’s administrator (in such capacity, the “Administrator”). The Administrator receives for its services to each Portfolio monthly compensation at the annual rate of 0.03% of the average daily net assets of the Portfolio. Effective July 1, 2012, BlackRock Advisors, LLC will replace BTC as each Portfolio’s administrator and will serve subject to terms that are substantially similar to those set forth in this prospectus and in the SAI.

BFA and BTC, as each Portfolio’s administrator, have agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business (if any) of each share class of a Portfolio at the levels shown below (and in the Portfolio’s fees and expenses table in the “Portfolio Overview” section of this prospectus). (Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses”). To achieve these expense caps, BFA and BTC have agreed to waive and/or reimburse fees or expenses if a Portfolio’s operating expenses exceed a certain limit.

BFA and BTC have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses of each share class of each Portfolio to the amounts noted in the table below.

Contractual Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses)	Total Annual Fund
Operating Expenses
after giving effect  to all
applicable expense
limitation provisions (excluding
Dividend
Expense, Interest
Expense, Acquired Fund
Fees and Expenses and
			certain other Portfolio expenses)[1]
	Contractual Caps Terminating May 1, 2013[2]	Contractual Caps Terminating May 1, 2022[2]
LifePath Index Retirement Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%

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Contractual Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses)	Total Annual Fund
Operating Expenses
after giving effect  to all
applicable expense
limitation provisions (excluding
Dividend
Expense, Interest
Expense, Acquired Fund
Fees and Expenses and
			certain other Portfolio expenses)[1]
	Contractual Caps Terminating May 1, 2013[2]	Contractual Caps Terminating May 1, 2022[2]
LifePath Index 2020 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.07%
LifePath Index 2025 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
LifePath Index 2030 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
LifePath Index 2035 Portfolio
Investor A	0.35%	1.35%	0.34%
Institutional	0.10%	1.10%	0.09%
LifePath Index 2040 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
LifePath Index 2045 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
LifePath Index 2050 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
LifePath Index 2055 Portfolio
Investor A	0.35%	1.35%	0.33%
Institutional	0.10%	1.10%	0.08%
[1]	As a percentage of average daily net assets.
[2]

The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of the majority of the outstanding voting securities of the Portfolio.

With respect to the contractual agreements, if during the Portfolio’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA or BTC, as applicable, are less than the expense limit for that share class, the share class is required to repay BFA or BTC up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that (i) the Portfolio of which the share class is a part has more than $50 million in assets and (ii) BFA or an affiliate serves as the Portfolio’s manager or administrator.

A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreements with BFA is included in the Portfolios’ semi-annual report for the period ended June 30, 2011.

74

Portfolio Managers

Information regarding the portfolio managers of the Master Portfolios is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Master Portfolio shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Leslie Gambon	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 1997 to 2009.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Director of BlackRock, Inc. since 2009; Principal of BGI from 2000 to 2009.

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays (each, a “Barclays Entity” and collectively, the “Barclays Entities) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Portfolios and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Portfolios. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolios. One or more of the Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Portfolios directly and indirectly invest. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolios. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Portfolios and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Portfolios. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Portfolios. As a result, an Affiliate or a Barclays Entity may compete with the Portfolios for appropriate investment opportunities. The results of the Portfolios’ investment activities, therefore, may differ from those of a Barclays Entity and of other accounts managed by an Affiliate or a Barclays Entity, and it is possible that the Portfolios could sustain losses during periods in which one or more Affiliates or Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolios may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Portfolios. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolios may invest in securities of companies with which

75

an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Portfolios also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios, and may receive compensation for such services. The Portfolios may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Portfolios’ portfolio investment transactions.

A Barclays Entity may maintain securities indexes as part of its product offerings. Index-based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Barclays Entities, may be paid licensing fees for use of their indexes or index names. Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Barclays Entities will be as favorable as those terms offered to other index licensees.

Under a securities lending program approved by MIP’s Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

Valuation of Portfolio Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Portfolio calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Each Portfolio’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. Each Portfolio values fixed income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board of Trustees. Short-term debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Shares of underlying open-end funds are valued at net asset value.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by a Portfolio may trade on weekends or other days when the Portfolio does not price its shares. As a result, a Portfolio’s net asset value may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Generally, trading in foreign securities, U.S. Government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BFA to be reliable, a Portfolio’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with procedures approved by the Board of Trustees. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its business judgment prior to or at the time of pricing a Portfolio’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Portfolio. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Portfolio’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

76

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Portfolio’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value.

A Portfolio may accept orders from certain authorized financial intermediaries or their designees. A Portfolio will be deemed to receive an order when accepted by the intermediary or designee, and the order will receive the net asset value next computed by the Portfolio after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the
Portfolio pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Portfolios make two kinds of distributions to shareholders: net investment income and net realized capital gains.

Each Portfolio will distribute net investment income, if any, quarterly and net realized capital gains, if any, at least annually. Each Portfolio may also pay a special distribution at the end of the calendar year to comply with U.S. federal tax requirements. Dividends may be reinvested automatically in shares of a Portfolio at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, selected securities dealer, other financial intermediary or the Portfolio.

Distributions paid out of a Portfolio’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by a Portfolio during taxable years beginning before January 1, 2013. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

The Portfolios will not be eligible to pass through to you certain foreign income taxes (including withholding taxes) paid by Underlying Funds or tax-exempt interest earned by Underlying Funds. In addition, short-term capital gain earned by an Underlying Fund will be ordinary income when distributed to a Portfolio and will not be offset by the Portfolio’s capital losses. The Portfolios may in some circumstances be required to defer their recognition of losses from redemptions from Underlying Funds under the wash sale rules.

Your annual tax statement from a Portfolio will present in detail the tax status of your distributions for each year. In addition, a Portfolio is generally required by law to provide you and the Internal Revenue Service with cost basis information on the sale or redemption of any of your shares acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of a Portfolio). This requirement will not apply to investments through an individual retirement account or other tax-advantaged account.

When you sell your shares of a Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012.

If you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

77

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will also be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of a Portfolio.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This section summarizes some of the consequences under current federal tax law of an investment in a Portfolio. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable tax laws.

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Financial Highlights

The Financial Highlights tables are intended to help you understand a Portfolio’s financial performance for the period shown. Certain information reflects the financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report on the Portfolios, along with each Portfolio’s financial statements, is included in the Portfolios’ Annual Report, which is available upon request.

LifePath Index Retirement Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.16	0.15
Net realized and unrealized loss	(0.22)	(0.23)
Net decrease from investment operations	(0.06)	(0.08)
Dividends from:
Net investment income	(0.16)	(0.14)
Return of capital	(0.01)	(0.01)
Total dividends	(0.17)	(0.15)
Net asset value, end of period	$9.77	$9.77
Total Investment Return[3,4]
Based on net asset value	(0.61)%	(0.76)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.81%[9]	7.06%[9]
Total expenses after fees waived	0.18%	0.43%
Net investment income	2.84%	2.58%
Supplemental Data
Net assets, end of period (000)	$24	$24
Portfolio turnover of the Master Portfolio	1%	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.37% and 3.37% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 6.84% and 7.10%, respectively.

79

Financial Highlights (continued)

LifePath Index 2020 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.15	0.13
Net realized and unrealized loss	(0.53)	(0.52)
Net decrease from investment operations	(0.38)	(0.39)
Dividends from:
Net investment income	(0.13)	(0.12)
Return of capital	(0.01)	(0.01)
Total dividends	(0.14)	(0.13)
Net asset value, end of period	$9.48	$9.48
Total Investment Return[3,4]
Based on net asset value	(3.72)%	(3.87)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.91%[9]	7.16%[9]
Total expenses after fees waived	0.20%	0.46%
Net investment income	2.66%	2.42%
Supplemental Data
Net assets, end of period (000)	$24	$24
Portfolio turnover of the Master Portfolio	1%	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.48% and 3.48% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.05%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 6.94% and 7.19%, respectively.

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Financial Highlights (continued)

LifePath Index 2025 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.14	0.13
Net realized and unrealized loss	(0.65)	(0.66)
Net decrease from investment operations	(0.51)	(0.53)
Dividends from:
Net investment income	(0.13)	(0.11)
Return of capital	(0.01)	(0.01)
Total dividends	(0.14)	(0.12)
Net asset value, end of period	$9.35	$9.35
Total Investment Return[3,4]
Based on net asset value	(5.12)%	(5.26)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.97%[9]	7.22%[9]
Total expenses after fees waived	0.21%	0.46%
Net investment income	2.55%	2.30%
Supplemental Data
Net assets, end of period (000)	$23	$23
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.53% and 3.53% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 6.99% and 7.24%, respectively.

[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2030 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.13	0.12
Net realized and unrealized loss	(0.76)	(0.77)
Net decrease from investment operations	(0.63)	(0.65)
Dividends from:
Net investment income	(0.12)	(0.10)
Return of capital	(0.01)	(0.01)
Total dividends	(0.13)	(0.11)
Net asset value, end of period	$9.24	$9.24
Total Investment Return[3,4]
Based on net asset value	(6.30)%	(6.44)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.04%[9]	7.29%[9]
Total expenses after fees waived	0.22%	0.47%
Net investment income	2.47%	2.22%
Supplemental Data
Net assets, end of period (000)	$23	$23
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.57% and 3.57% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.06% and 7.32%, respectively.

[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2035 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.13	0.12
Net realized and unrealized loss	(0.87)	(0.87)
Net decrease from investment operations	(0.74)	(0.75)
Dividends from:
Net investment income	(0.11)	(0.10)
Return of capital	(0.01)	(0.01)
Total dividends	(0.12)	(0.11)
Net asset value, end of period	$9.14	$9.14
Total Investment Return[3,4]
Based on net asset value	(7.37)%	(7.52)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.12%[9]	7.47%[9]
Total expenses after fees waived	0.23%	0.48%
Net investment income	2.40%	2.14%
Supplemental Data
Net assets, end of period (000)	$23	$23
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.61% and 3.61% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.15% and 7.50%, respectively.

[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2040 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.13	0.11
Net realized and unrealized loss	(0.98)	(0.97)
Net decrease from investment operations	(0.85)	(0.86)
Dividends from:
Net investment income	(0.10)	(0.09)
Return of capital	(0.01)	(0.01)
Total dividends	(0.11)	(0.10)
Net asset value, end of period	$9.04	$9.04
Total Investment Return[3,4]
Based on net asset value	(8.44)%	(8.58)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.17%[9]	7.42%[9]
Total expenses after fees waived	0.23%	0.48%
Net investment income	2.34%	2.08%
Supplemental Data
Net assets, end of period (000)	$23	$23
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.65% and 3.65% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.19% and 7.45%, respectively.

[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2045 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.12	0.11
Net realized and unrealized loss	(1.07)	(1.08)
Net decrease from investment operations	(0.95)	(0.97)
Dividends from:
Net investment income	(0.10)	(0.08)
Return of capital	(0.01)	(0.01)
Total dividends	(0.11)	(0.09)
Net asset value, end of period	$8.94	$8.94
Total Investment Return[3,4]
Based on net asset value	(9.51)%	(9.64)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.23%[9]	7.48%[9]
Total expenses after fees waived	0.24%	0.49%
Net investment income	2.26%	2.00%
Supplemental Data
Net assets, end of period (000)	$22	$22
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.69% and 3.69% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.25% and 7.50%, respectively.

[10]	Rounds to less than 1%.

85

Financial Highlights (continued)

LifePath Index 2050 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.12	0.10
Net realized and unrealized loss	(1.16)	(1.15)
Net decrease from investment operations	(1.04)	(1.05)
Dividends from:
Net investment income	(0.09)	(0.08)
Return of capital	(0.01)	(0.01)
Total dividends	(0.10)	(0.09)
Net asset value, end of period	$8.86	$8.86
Total Investment Return[3,4]
Based on net asset value	(10.36)%	(10.49)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.27%[9]	7.69%[9]
Total expenses after fees waived	0.24%	0.49%
Net investment income	2.22%	1.97%
Supplemental Data
Net assets, end of period (000)	$22	$25
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.71% and 3.71% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.30% and 7.71%, respectively.

[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2055 Portfolio

	Period May 31, 2011[1] to December 31, 2011
	Institutional	Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.12	0.10
Net realized and unrealized loss	(1.22)	(1.21)
Net decrease from investment operations	(1.10)	(1.11)
Dividends from:
Net investment income	(0.09)	(0.08)
Return of capital	(0.01)	(0.01)
Total dividends	(0.10)	(0.09)
Net asset value, end of period	$8.80	$8.80
Total Investment Return[3,4]
Based on net asset value	(10.98)%	(11.11)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.32%[9]	7.57%[9]
Total expenses after fees waived	0.24%	0.49%
Net investment income	2.21%	1.95%
Supplemental Data
Net assets, end of period (000)	$22	$22
Portfolio turnover of the Master Portfolio	0%[10]	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.73% and 3.73% for Institutional and Investor A Shares, respectively.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.08%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 7.34% and 7.59%, respectively.

[10]	Rounds to less than 1%.

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General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Portfolio’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With Blackrock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and

■	Log into your account.

Delivery of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Portfolios at (800) 441-7762.

Certain Portfolio Policies

Anti-Money Laundering Requirements

The Portfolios are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Portfolios to verify their identity. The Portfolios also reserve the right to redeem any amounts in a Portfolio from persons whose identity it is unable to verify on a timely basis. It is the Portfolios’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Statement of Additional Information

If you would like further information about a Portfolio, including how it invests, please see the SAI.

For a discussion of a Portfolio’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Disclaimers

The iShares S&P 500 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the “iShares S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s or its affiliates. Standard & Poor’s and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor’s Indexes to track general stock market performance. Standard & Poor’s and its affiliates’ only relationship to the iShares Trust (as used in these Disclaimers, the “Trust”), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor’s and its affiliates and of the Standard & Poor’s Indexes, which are determined, composed and calculated by Standard & Poor’s and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor’s and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor’s Indexes. Standard & Poor’s and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor’s and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor’s and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor’s Indexes or any data included therein and Standard & Poor’s and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor’s Indexes or any data included therein. Standard & Poor’s and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor’s Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the “iShares Russell Funds”) are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group’s and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen &

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Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares J.P. Morgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares J.P. Morgan USD Emerging Markets Bond Fund particularly or the ability of the J.P. Morgan EMBI Global Core Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of J.P. Morgan and of the J.P. Morgan EMBI Global Core Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BTC, BFA or the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the J.P. Morgan EMBI Global Core Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the J.P. Morgan EMBI Global Core Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the J.P. Morgan USD Emerging Markets Bond Fund or any other person or entity from the use of the J.P. Morgan EMBI Global Core Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the J.P. Morgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the J.P. Morgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx $ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid

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High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the “iShares MSCI Index Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee’s customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty,

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express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) to track general bond market performance. Barclays Capital’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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Glossary

The glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Portfolios, please see the SAI.

Acquired Fund Fees And Expenses — fees and expenses charged by other investment companies in which a Portfolio invests a portion of its assets.

Administration Fee — a fee paid to the administrator for providing administrative services to a Portfolio.

Annual Fund Operating Expenses—expenses that cover the costs of operating a Portfolio.

Distribution Fees — fees used to support the Portfolio’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

LifePath Custom Benchmark — a customized weighted index comprised of different indexes which are representative of the asset classes in which a Portfolio invests according to their weightings as of the most recent quarter end.

Management Fee — a fee paid to BFA for managing a Master Portfolio.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sale charges that you may pay when you buy or sells shares of a Portfolio.

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For More Information

Portfolios and Service Providers

PORTFOLIOS

BlackRock Funds III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

400 Howard Street

San Francisco, California 94105

(800) 441-7762

MANAGER

BlackRock Fund Advisors

400 Howard Street

San Francisco, California 94105

ADMINISTRATOR

BlackRock Institutional Trust Company, N.A.

400 Howard Street

San Francisco, California 94105

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

ACCOUNTING SERVICES PROVIDER

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Portfolios is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated April 30, 2012, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Portfolio, may be obtained free of charge, along with each Portfolio’s annual and semi-annual reports, by calling (800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Questions

If you have any questions about the Portfolios, please call: (800)-441-7762 (toll free) 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day.

World Wide Web

General Portfolio information and specific Portfolio performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus.

Written Correspondence

BlackRock Funds III

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds III

4400 Computer Drive

Westborough, MA 01588

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of the Portfolios’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about a Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling the SEC directly at (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

PRO-LPIND-0412

April 30, 2012

Prospectus

BlackRock Funds III  |  Class K Shares

➢	LifePath® Index Retirement Portfolio

➢	LifePath® Index 2020 Portfolio

➢	LifePath® Index 2025 Portfolio

➢	LifePath® Index 2030 Portfolio

➢	LifePath® Index 2035 Portfolio

➢	LifePath® Index 2040 Portfolio

➢	LifePath® Index 2045 Portfolio

➢	LifePath® Index 2050 Portfolio

➢	LifePath® Index 2055 Portfolio

Class	LifePath® Index Retirement Portfolio	LifePath® Index 2020 Portfolio	LifePath® Index 2025 Portfolio	LifePath® Index 2030 Portfolio

Class K Shares	LIRKX	LIMKX	LIBKX	LINKX

Class	LifePath® Index 2035 Portfolio	LifePath® Index 2040 Portfolio	LifePath® Index 2045 Portfolio	LifePath® Index 2050 Portfolio	LifePath® Index 2055 Portfolio

Class K Shares	LIJKX	LIKKX	LIHKX	LIPKX	LIVKX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ No Bank Guarantee ■ May Lose Value

Table of Contents

Portfolio Overview	Key facts and details about the Portfolios, including investment objectives, principal strategies, risk factors, fee and expense information, and historical performance information
	Key Facts About LifePath® Index Retirement Portfolio	3
	Key Facts About LifePath® Index 2020 Portfolio	7
	Key Facts About LifePath® Index 2025 Portfolio	12
	Key Facts About LifePath® Index 2030 Portfolio	17
	Key Facts About LifePath® Index 2035 Portfolio	22
	Key Facts About LifePath® Index 2040 Portfolio	27
	Key Facts About LifePath® Index 2045 Portfolio	32
	Key Facts About LifePath® Index 2050 Portfolio	37
	Key Facts About LifePath® Index 2055 Portfolio	42
	Important Additional Information	46

Details About the Portfolios	Investment Time Horizons	47
	A Further Discussion of Principal Investment Strategies	49
	Information About the Underlying Funds	49
	A Further Discussion of Risk Factors	55

Account Information	Details About the Share Class	62
	How to Buy, Sell and Transfer Shares	62
	Portfolios’ Rights	64
	Short-Term Trading Policy	64
	Master/Feeder and Fund of Funds Structures	65

Management of the Portfolios	Information about BlackRock Fund Advisors and the Portfolio Managers
	Investment Adviser	66
	Portfolio Managers	67
	Conflicts of Interest	67
	Valuation of Portfolio Investments	68
	Dividends, Distributions and Taxes	69

Financial Highlights	Financial Performance of the Portfolios	70

General Information	Shareholder Documents	79
	Certain Portfolio Policies	79
	Statement of Additional Information	80
	Disclaimers	80

Glossary	Glossary of Investment Terms	84

For More Information	Portfolios and Service Providers	Inside Back Cover

Additional Information	Back Cover

Portfolio Overview

Key Facts about LifePath® Index Retirement Portfolio

Investment Objective

LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index Retirement Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.59%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.56%
Acquired Fund Fees and Expenses[3,4]	0.13%
Total Annual Fund Operating Expenses[4]	7.77%
Fee Waivers and/or Expense Reimbursements[5]	(7.59)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.18%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio’s share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% of average daily net assets for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$18	$275	$552	$1,343

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

3

example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

LifePath Index Retirement Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio’s selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio’s selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio’s risk profile.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the best of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities

4

are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

5

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index Retirement Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index Retirement Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

6

Portfolio Overview

Key Facts about LifePath® Index 2020 Portfolio

Investment Objective

LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2020 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.75%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.72%
Acquired Fund Fees and Expenses[3,4]	0.15%
Total Annual Fund Operating Expenses[4]	7.95%
Fee Waivers and/or Expense Reimbursements[5]	(7.75)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.20%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio’s share of the allocated expenses of LifePath® Index 2020 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$20	$282	$563	$1,366

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

7

Principal Investment Strategies of the Portfolio

LifePath Index 2020 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 56% of its assets in Underlying Funds designed to track particular equity indexes, 44% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

8

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

9

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

10

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk—The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2020 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2020 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

11

Portfolio Overview

Key Facts about LifePath® Index 2025 Portfolio

Investment Objective

LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2025 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.75%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.72%
Acquired Fund Fees and Expenses[3,4]	0.16%
Total Annual Fund Operating Expenses[4]	7.96%
Fee Waivers and/or Expense Reimbursements[5]	(7.75)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.21%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio’s share of the allocated expenses of LifePath® Index 2025 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$22	$285	$568	$1,377

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

12

Principal Investment Strategies of the Portfolio

LifePath Index 2025 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 63% of its assets in Underlying Funds designed to track particular equity indexes, 36% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

13

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

14

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

15

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2025 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2025 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

16

Portfolio Overview

Key Facts about LifePath® Index 2030 Portfolio

Investment Objective

LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2030 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.85%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.82%
Acquired Fund Fees and Expenses[3,4]	0.17%
Total Annual Fund Operating Expenses[4]	8.07%
Fee Waivers and/or Expense Reimbursements[5]	(7.85)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.22%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio’s share of the allocated expenses of LifePath® Index 2030 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$288	$574	$1,389

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

17

Principal Investment Strategies of the Portfolio

LifePath Index 2030 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 71% of its assets in Underlying Funds designed to track particular equity indexes, 29% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

18

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

19

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

20

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2030 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2030 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

21

Portfolio Overview

Key Facts about LifePath® Index 2035 Portfolio

Investment Objective

LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2035 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.93%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.90%
Acquired Fund Fees and Expenses[3,4]	0.17%
Total Annual Fund Operating Expenses[4]	8.15%
Fee Waivers and/or Expense Reimbursements[5]	(7.93)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.22%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio’s share of the allocated expenses of LifePath® Index 2035 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$288	$574	$1,389

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

22

Principal Investment Strategies of the Portfolio

LifePath Index 2035 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 77% of its assets in Underlying Funds designed to track particular equity indexes, 22% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

23

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs.

24

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

25

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2035 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2035 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

26

Portfolio Overview

Key Facts about LifePath® Index 2040 Portfolio

Investment Objective

LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2040 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.92%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.89%
Acquired Fund Fees and Expenses[3,4]	0.18%
Total Annual Fund Operating Expenses[4]	8.15%
Fee Waivers and/or Expense Reimbursements[5]	(7.92)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.23%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio’s share of the allocated expenses of LifePath® Index 2040 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$24	$291	$579	$1,400

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

27

Principal Investment Strategies of the Portfolio

LifePath Index 2040 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 84% of its assets in Underlying Funds designed to track particular equity indexes, 16% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

28

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

29

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

30

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2040 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2040 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

31

Portfolio Overview

Key Facts about LifePath® Index 2045 Portfolio

Investment Objective

LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2045 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	7.99%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	7.96%
Acquired Fund Fees and Expenses[3,4]	0.19%
Total Annual Fund Operating Expenses[4]	8.23%
Fee Waivers and/or Expense Reimbursements[5]	(7.99)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.24%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio’s share of the allocated expenses of LifePath® Index 2045 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$294	$585	$1,411

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

32

Principal Investment Strategies of the Portfolio

LifePath Index 2045 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 89% of its assets in Underlying Funds designed to track particular equity indexes, 11% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

33

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

34

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

35

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2045 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2045 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

36

Portfolio Overview

Key Facts about LifePath® Index 2050 Portfolio

Investment Objective

LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2050 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	8.03%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	8.00%
Acquired Fund Fees and Expenses[3,4]	0.19%
Total Annual Fund Operating Expenses[4]	8.27%
Fee Waivers and/or Expense Reimbursements[5]	(8.03)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.24%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio’s share of the allocated expenses of LifePath® Index 2050 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$294	$585	$1,411

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

37

Principal Investment Strategies of the Portfolio

LifePath Index 2050 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 95% of its assets in Underlying Funds designed to track particular equity indexes, 5% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee,

38

meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not

39

yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

40

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2050 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2050 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to “Important Additional Information” on page 46 of the prospectus.

41

Portfolio Overview

Key Facts about LifePath® Index 2055 Portfolio

Investment Objective

LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2055 Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1]	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	8.10%
Administration Fees	0.03%
Miscellaneous Other Expenses[2,4]	8.07%
Acquired Fund Fees and Expenses[3,4]	0.19%
Total Annual Fund Operating Expenses[4]	8.34%
Fee Waivers and/or Expense Reimbursements[5]	(8.10)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	0.24%
[1]

The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio’s share of the allocated expenses of LifePath® Index 2055 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.

[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[4]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.

[5]

As described in the “Management of the Portfolios” section of the prospectus on pages 66-69, BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. (“BTC”) have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2022. In addition, BFA and BTC have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2013. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. These agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$294	$585	$1,411

Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal period, the Master Portfolio’s portfolio turnover rate was less than 1% of the average value of its portfolio.

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Principal Investment Strategies of the Portfolio

LifePath Index 2055 Portfolio is a “feeder” fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio (“MIP”) with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Portfolio’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio’s custom benchmark index. As of March 31, 2012, the Portfolio held approximately 99% of its assets in Underlying Funds designed to track particular equity indexes, 1% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

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Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the “Details About the Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

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Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

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■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

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Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

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Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have

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invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

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U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information

Because LifePath Index 2055 Portfolio does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio’s benchmark index is the LifePath Index 2055 Portfolio Custom Benchmark.

Investment Adviser

The Master Portfolio’s investment manager is BlackRock Fund Advisors (previously defined as “BFA”).

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Leslie Gambon	2011	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Director of BlackRock, Inc.

*  *  *

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Portfolio Shares

Class K Shares of each Portfolio are available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the Portfolio’s distributor, or (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan, or (iii) employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, “Institutions”). You may purchase or redeem shares of a Portfolio each day the New York Stock Exchange is open. Class K Shares are normally purchased through a customer’s account at an Institution through procedures established by such Institution. Each Portfolio’s initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

Tax Information

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), if you are invested through such a plan, you will not be taxed on dividends paid by the Portfolios or on the proceeds of a redemption or an exchange of shares of the Portfolios, provided the shares are not debt-financed property to you. Different tax consequences apply to a shareholder that does not satisfy the requirements of Section 401(a) or 501(a) of the Internal Revenue Code.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary, each Portfolio and BlackRock Investments, LLC, the Portfolio’s distributor, or its affiliates may pay the intermediary for the sale of the Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Portfolios

This prospectus includes information about LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio”), LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio”), LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio”), LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio”), LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio”), LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio”), LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio”), LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio”) and LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio”) (each a “Portfolio” and together the “Portfolios”), each a series of BlackRock Funds III (the “Trust”), including how to buy and sell shares, management information, shareholder features and your rights as a shareholder.

Investment Time Horizon

Each Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given a particular investment time horizon. An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Portfolio investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Portfolio investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Portfolio has its own time horizon, as described in its investment objective in the applicable “Portfolio Overview” section in this prospectus, which affects the targeted risk level of that Portfolio and, in turn, its asset allocation.

The allocations for LifePath Index Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. LifePath Index Retirement Portfolio is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, LifePath Index Retirement Portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. There is no guarantee that the performance of LifePath Index Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

Each Portfolio has a distinct investment objective tied to its time horizon:

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LifePath Index Retirement Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.

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LifePath Index 2020 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.

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LifePath Index 2025 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.

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LifePath Index 2030 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.

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LifePath Index 2035 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.

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LifePath Index 2040 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.

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LifePath Index 2045 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

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LifePath Index 2050 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.

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LifePath Index 2055 Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.

The investment objective of each Portfolio is a non-fundamental policy and may be changed upon 30 days’ prior notice to shareholders. You should carefully consider the asset allocation and risks of each Portfolio before deciding whether to invest.

The Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. The equity and bond securities will be accessed by investment in the appropriate category of Underlying Funds comprised of investment companies that seek to track the results of various indexes. Each Portfolio invests all of its assets in a corresponding “master” portfolio (each a “Master Portfolio”) of Master Investment Portfolio (“MIP”), a mutual fund that has the same objective and strategies as the applicable Portfolio. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. LifePath Index Retirement Portfolio invests all of its assets in LifePath® Index Retirement Master Portfolio (the “LifePath Index Retirement Master Portfolio”). LifePath Index 2020 Portfolio invests all of its assets in LifePath® Index 2020 Master Portfolio (the “LifePath Index 2020 Master Portfolio”). LifePath Index 2025 Portfolio invests all of its assets in LifePath® Index 2025 Master Portfolio (the “LifePath Index 2025 Master Portfolio”). LifePath Index 2030 Portfolio invests all of its assets in LifePath® Index 2030 Master Portfolio (the “LifePath Index 2030 Master Portfolio”). LifePath Index 2035 Portfolio invests all of its assets in LifePath® Index 2035 Master Portfolio (the “LifePath Index 2035 Master Portfolio”). LifePath Index 2040 Portfolio invests all of its assets in LifePath® Index 2040 Master Portfolio (the “LifePath Index 2040 Master Portfolio”). LifePath Index 2045 Portfolio invests all of its assets in LifePath® Index 2045 Master Portfolio (the “LifePath Index 2045 Master Portfolio”). LifePath Index 2050 Portfolio invests all of its assets in LifePath® Index 2050 Master Portfolio (the “LifePath Index 2050 Master Portfolio”). LifePath Index 2055 Portfolio invests all of its assets in LifePath® Index 2055 Master Portfolio (the “LifePath Index 2055 Master Portfolio”). Each Portfolio’s investment results will correspond directly to the investment results of the applicable Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term “Portfolio” to include the applicable Master Portfolio in which a Portfolio invests. A description of the relationship of the Portfolios to their respective Master Portfolios appears below under the heading “Account Information — Master/Feeder and Fund of Funds Structures.”

Which Portfolio to Consider

The first step in choosing which Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the Portfolios is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest Portfolio target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2032, as in this example, you may conclude that LifePath Index 2030 Portfolio is the most appropriate Portfolio for you.

The investment mix of the Portfolios gradually shifts from a greater concentration of higher-risk investments (namely, equity index funds) to a greater concentration of lower-risk investments (namely, bond index funds), thereby making the Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Portfolios’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.

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The Portfolios’ time horizons are based on the year in their name, except for LifePath Index Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Portfolio with a shorter time horizon. The final choice is yours.

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A Further Discussion of Principal Investment Strategies

Each Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds designed to track particular equity indexes, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds designed to track particular bond indexes, and in money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, Master Portfolios with shorter time horizons have lower expected returns than Master Portfolios with longer time horizons. In addition to investing in Underlying Funds, each Master Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the Portfolios’ combined statement of additional information (“SAI”).

As each Master Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Master Portfolio as it approaches its time horizon.

For example, LifePath Index Retirement Portfolio has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of LifePath Index Retirement Portfolio’s assets will continue to be allocated to Underlying Funds that track both equity and bond indexes.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a Portfolio’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds seek to track a mix of equity and bond indexes and may invest in money market instruments. In order to match the performance of the applicable benchmark index, certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the “Details About the Portfolios — A Further Discussion of Risk Factors” section of this prospectus. The Portfolios and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The investment model adjusts each Portfolio’s risk level by gradually making it more conservative as the year in the Portfolio’s name approaches, except for LifePath Index Retirement Portfolio, which is already in its most conservative phase.

When a Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Index Retirement Portfolio. Such Portfolio and LifePath Index Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

Information About the Underlying Funds

Each Portfolio may invest in any of the Underlying Funds, which include additional portfolios of MIP designed to track the performance of certain indexes and other BlackRock index mutual funds (collectively, the “Underlying Index Funds”), BlackRock Cash Funds: Institutional (the “Underlying Money Market Fund”) and ETFs that are part of the iShares family of funds (“Underlying iShares Funds”). This section provides information about the Underlying Funds, including brief descriptions of the Underlying Funds’ investment goals and primary investment strategies.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may, at its discretion, add, eliminate or replace Underlying Funds at any time without notice to shareholders.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACWI ex-US Index Master Portfolio

ACWI ex-US Index Master Portfolio seeks to match the performance of the MSCI All Country World ex-USA Index (the “MSCI ACWI ex-USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of ACWI

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ex-US Index Master Portfolio expenses. ACWI ex-US Index Master Portfolio will be substantially invested in securities in the MSCI ACWI ex-USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex-USA Index. ACWI ex-US Index Master Portfolio will not attempt to buy or sell securities based on BFA’s economic, financial or market analysis, but will instead employ a “passive” investment approach.

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional seeks a high level of income consistent with liquidity and the preservation of capital. BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

Bond Index Master Portfolio

Bond Index Master Portfolio seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). Securities are selected for investment by Bond Index Master Portfolio in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising Bond Index Master Portfolio’s benchmark index. Bond Index Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for Bond Index Master Portfolio, are considered bonds.

Master Small Cap Index Series

Master Small Cap Index Series seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of fund expenses. Master Small Cap Index Series employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Master Small Cap Index Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller capitalization stocks. Master Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, Master Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000. Master Small Cap Index Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Russell 1000 Index Master Portfolio

Russell 1000 Index Master Portfolio seeks to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of fund expenses. Russell 1000 Index Master Portfolio employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 1000. The Fund will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. Russell 1000 Index Master Portfolio will invest in the common stocks represented in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. It may also engage in futures transactions. At times, Russell 1000 Index Master Portfolio may not invest in all of the common stocks in the Russell 1000, or in the same weightings as in the Russell 1000. At those times, Russell 1000 Index Master Portfolio may choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the Russell 1000 as a whole.

Underlying iShares Funds

Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund’s portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund’s portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of

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securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index®, which measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2011, the S&P 500 Index® includes approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

iShares S&P National AMT-Free Municipal Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. As of May 31, 2011, there were 8,500 issues in the S&P National AMT-Free Municipal Bond Index.

iShares S&P North American Natural Resources Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM, which measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Russell MidCap Index includes equity securities issued by issuers which range in size between $1.7 billion and $12 billion, although this range may change from time to time. As of May 31, 2011, the Russell MidCap Index represented approximately 28% of the total market capitalization of all publicly-traded U.S. equity securities.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index, which measures the performance of the small capitalization sector of the U.S. equity market and represents approximately 9% of the total market capitalization of all publicly-traded U.S. equity securities. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. As of May 31, 2011, the Russell 2000 Index represented approximately $1.6 trillion of the market capitalization of the Russell 3000 Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Major Index (the “Cohen & Steers Index”), which consists of selected REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT. As of June 30, 2011, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2011, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index had a total market capitalization of approximately $476 billion.

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iShares MSCI Canada Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. (“MSCI”). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

iShares MSCI Canada Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Small Cap Index, which seeks to measure the performance of equity securities of small-capitalization companies, whose market capitalization, as calculated by the index provider, represents the bottom 14% of the Canadian securities market.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index, which has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE® Index includes stocks from Europe, Australasia and the Far East.

iShares MSCI EAFE Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index, which represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE® Index includes securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. As of September 30, 2011, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

iShares MSCI Emerging Markets Small Cap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap Index, which measures the performance of equity securities of small-capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. As of September 30, 2011, the MSCI Emerging Markets Small Cap Index consisted of issuers in the following 21 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2011, the MSCI Emerging Markets Small Cap Index was comprised of 1,961 constituents.

iShares Barclays 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, the Barclays U.S. 1-3 Year Credit Bond Index had 882 issues.

iShares Barclays 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of May 31, 2011, the Barclays U.S. 1-3 Year Treasury Bond Index had 68 issues.

iShares Barclays 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 3-7 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of May 31, 2011, the Barclays U.S. 3-7 Year Treasury Bond Index had 77 issues.

iShares Barclays 7-10 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 7-10 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of May 31, 2011, the Barclays U.S. 7-10 Year Treasury Bond Index had 20 issues.

iShares Barclays 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 10-20 Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than twenty years. As of May 31, 2011, the Barclays U.S. 10-20 Year Treasury Bond Index had 21 issues.

iShares Barclays 20+ Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 20+ Year Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of twenty years or more. As of May 31, 2011, the Barclays U.S. 20+ Year Treasury Bond Index had 15 issues.

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iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. As of May 31, 2011, the Barclays U.S. Aggregate Bond Index had 7,979 issues.

iShares Barclays Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year. As of May 31, 2011, the Barclays U.S. Credit Bond Index had 4,516 issues.

iShares Barclays Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year. As of May 31, 2011, the Barclays U.S. Government/Credit Bond Index had 5,497 issues.

iShares Barclays Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, the Barclays U.S. Intermediate Credit Bond Index had 3,138 issues.

iShares Barclays Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index, which measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years. As of May 31, 2011, the Barclays U.S. Intermediate Government/Credit Bond Index had 4,010 issues.

iShares Barclays MBS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. MBS Index, which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae and the Federal Home Loan Mortgage Corporation. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The iShares Barclays MBS Bond Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates.

iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Short Treasury Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of May 31, 2011, the Barclays U.S. Short Treasury Bond Index had 58 issues.

iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” As of December 31, 2011, the Barclays U.S. TIPS Index (Series-L) had 31 issues.

iShares J.P. Morgan USD Emerging Markets Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBI Global Core Index, which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

iShares iBoxx $ High Yield Corporate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® $ Liquid High Yield Index, which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited. As of May 31, 2011, the iBoxx® $ Liquid High Yield Index included approximately 435 constituents.

*  *  *

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The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2012. BFA allocated each Master Portfolio’s assets among the Underlying Funds based on the Master Portfolio’s investment objective and policies. The asset allocation for each Master Portfolio will vary over time and BFA is not required to invest any Master Portfolio’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund.

Underlying Funds

(as of March 31, 2012)

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Index Master Portfolio	9.88%	15.70%	18.65%	21.12%	23.32%
MIP — Russell 1000 Index Master Portfolio	23.36%	34.80%	39.78%	44.48%	48.79%
Master Small Cap Index Series	3.85%	3.64%	3.36%	3.32%	3.17%
iShares MSCI EAFE Small Cap Index Fund	0.87%	1.37%	1.58%	1.82%	2.01%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio	52.72%	38.13%	31.35%	25.21%	19.69%
iShares Barclays TIPS Bond Fund	9.05%	6.19%	4.45%	3.56%	2.26%
INCOME
BlackRock Cash Funds: Institutional — SL Agency Shares	0.27%	0.17%	0.83%	0.49%	0.76%

		LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
CAPITAL GROWTH
MIP — ACWI ex-US Index Master Portfolio		25.16%	27.26%	29.01%	31.77%
MIP — Russell 1000 Index Master Portfolio		53.14%	56.36%	60.17%	57.62%
Master Small Cap Index Series		3.20%	2.99%	3.14%	6.54%
iShares MSCI EAFE Small Cap Index Fund		2.28%	2.41%	2.57%	2.62%
CAPITAL GROWTH AND INCOME
MIP — Bond Index Master Portfolio		14.52%	10.60%	4.90%	0.99%
iShares Barclays TIPS Bond Fund		1.46%	N/A	N/A	N/A
INCOME
BlackRock Cash Funds: Institutional —SL Agency Shares		0.24%	0.38%	0.21%	0.46%

Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

“Standard & Poor’s®,” “S&P®,” “S&P 500 Index®,” “S&P National AMT-Free Municipal Bond IndexTM,” and “S&P North American Natural Resources Sector IndexTM” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“FTSE,” “EPRA,” “NAREIT” and “FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index” are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the “FTSE Licensor Parties”), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

“Barclays Capital Inc.,” “Barclays U.S. 1-3 Year Credit Bond Index,” “Barclays U.S. 1-3 Year Treasury Bond Index,” “Barclays U.S. 3-7 Year Treasury Bond Index,” “Barclays U.S. 7-10 Year Treasury Bond Index,” “Barclays U.S. 10-20 Year Treasury Bond Index,” “Barclays U.S. 20+ Year Treasury Bond Index,” “Barclays U.S. Aggregate Bond Index,” “Barclays U.S. Credit Bond Index,” “Barclays U.S. Government/Credit Bond Index,” “Barclays U.S. Intermediate Credit Bond Index,” “Barclays U.S. Intermediate Government/Credit Bond Index,” “Barclays U.S. MBS Index,” “Barclays U.S. Short Treasury Bond Index,” and the “Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)” (collectively referred to as the “iShares Bond Fund Indexes”) are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund,

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iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. (“Barclays Capital”), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

“MSCI Canada IndexSM,” “MSCI EAFE® Index” and “MSCI Emerging Markets IndexSM” are servicemarks and “MSCI EAFE Small Cap Index” is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A Further Discussion of Risk Factors

This section contains a description of the general risks of investing in the Portfolios. The “Investment Objectives and Policies” section in the SAI also includes more information about the Portfolios, their investments and the related risks. There can be no guarantee that a Portfolio will meet its objective or that a Portfolio’s performance will be positive for any period of time. An investment in a Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. Each Portfolio invests all of its assets in the applicable Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to a Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

General

The net asset value of each Portfolio’s shares is neither insured nor guaranteed, is not fixed and will fluctuate. As with any fund, each Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

Principal Risks of Investing in the Portfolios

Allocation Risk — The Portfolios’ ability to achieve their investment goals depends upon the Portfolios’ asset class allocation and the mix of Underlying Funds. There is a risk that asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the indexes whose performance they were designed to match. The Underlying Funds may change their investment objectives or policies without the approval of the Portfolios. If an Underlying Fund were to change its investment objective or policies, the Portfolios might be forced to withdraw their investment from the Underlying Fund at a disadvantageous time and price.

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolios’ investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk — The Portfolios’ use of derivatives may reduce the Portfolios’ returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolios’ use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. A Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolios’ derivatives positions to lose value. When a derivative is used as a hedge against a position that the Portfolios hold, any loss generated by the derivative

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generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Portfolios’ hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolios could lose the entire value of their investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolios’ investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Portfolios could decline if the financial condition of the companies the Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolios will lose money. In particular, the Portfolios are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Portfolios to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Portfolios generally hold their foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Portfolios’ ability to recover their assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Portfolios can earn on their investments and typically results in a higher operating expense ratio for the Portfolios than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Portfolios invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Portfolios.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Portfolios’ ability to purchase or sell foreign securities or transfer the Portfolios’ assets or income back into the United States, or otherwise adversely affect the Portfolios’ operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Portfolios’ investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Portfolios’ investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Portfolios to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolios’ management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Portfolios to carry out transactions. If the Portfolios cannot settle or are delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of their assets may be uninvested with no return earned thereon for some period. If the Portfolios cannot settle or are delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Portfolios could be liable for any losses incurred.

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Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

Investments in Mutual Funds and ETFs Risk — The Portfolios invest substantially all of their assets in Underlying Funds, so the Portfolios’ investment performance is directly related to the performance of the Underlying Funds. The Portfolios may also directly invest in ETFs. Each Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolios will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs. For example, the Portfolios indirectly pay a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds and ETFs. Additionally, in managing a Portfolio, BFA will have the authority to select and substitute Underlying Funds and BFA may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to BFA or its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds.

One Underlying Fund may buy the same securities that another Underlying Fund sells. Also, an investor in a Portfolio may receive taxable gains from portfolio transactions by an Underlying Fund, as well as taxable gains from transactions in shares of the Underlying Fund by the Portfolio. Certain of the Underlying Funds may hold common portfolio securities, thereby reducing the diversification benefits of the Portfolios.

In order to minimize expenses, the Portfolios intend generally to invest in the class of shares of each Underlying Fund with the lowest shareholder fees and net fund operating expenses. However, when deciding between investing in an Underlying iShares Fund and an Underlying Index Fund benchmarked to the same index, should other factors warrant, the Portfolios may not necessarily invest in the Underlying Fund with the lowest shareholder fees and net fund operating expense ratio. As the Underlying Funds or the Portfolios’ allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Portfolios may increase or decrease.

Underlying iShares Funds are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolios. The major risks of junk bond investments include:

■

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

■

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

■

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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■

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Portfolios before it matures. If the issuer redeems junk bonds, the Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

■

Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Portfolios’ securities than is the case with securities trading in a more liquid market.

■	The Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

■

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Portfolios’ investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolios’ investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of housing values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Portfolios may invest may also provide a degree of investment leverage, which could cause the Portfolios to lose all or substantially all of their investment.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolios may have to invest their proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

REIT Investment Risk — In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An Underlying Index Fund or Underlying iShares Fund may or may not hold every security in the index. When an Underlying Index Fund or Underlying iShares Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Underlying Index Fund or Underlying iShares Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Underlying Fund may not have an investment profile similar to those of its index.

Retirement Income Risk — The Portfolios do not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolios also do not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the applicable Portfolio’s name, if applicable; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering the loaned securities. The Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolios.

Tracking Error Risk — Imperfect correlation between an Underlying Fund’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the Underlying Fund’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an Underlying Fund’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility and other unusual market conditions. Tracking error may also result because an Underlying Fund incurs fees and expenses while its underlying index does not.

U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., Ginnie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Other Risks of Investing in the Portfolios

The Portfolios may also be subject to certain other risks associated with their investments and investment strategies, including:

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in a Portfolio’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Portfolio’s net assets decrease due to market declines or redemptions, the Portfolio’s expenses will increase as a percentage of Portfolio net assets. During periods of high market volatility, these increases in the Portfolio’s expense ratio could be significant.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be difficult to sell the illiquid

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securities at an advantageous time or price. To the extent that a Portfolio’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if a Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a Portfolio, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

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Account Information

Details about the Share Class

Each Portfolio currently offers multiple share classes (Class K in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine whether you are eligible to buy Class K Shares.

Each Portfolio’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA.

The table below summarizes key features of the Class K Share class offered by this prospectus.

Class K Share Class at a Glance

Class K Shares
Availability	Available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the Portfolios’ Distributor, or (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan, or (iii) employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor (each, an “Institution” and collectively, the “Institutions”).
Minimum Investment	$1
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Portfolio.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

Class K Shares are normally purchased through a customer’s account at an Institution through procedures established by the Institution. In these cases, confirmation of share purchases and redemptions will be sent to the Institutions. A customer’s ownership of shares will be recorded by the Institution and reflected in the account statements provided by the Institution to its customers. Investors wishing to purchase Class K Shares should contact their Institutions.

If you transfer your investment from an Institution to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Portfolios, you must liquidate your investment in Class K Shares of the Portfolios and purchase a share class of another series of the Trust or another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Portfolio may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Portfolio at any time for any reason. In addition, the Portfolios may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Portfolio may be transferred to that state.

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How to Buy Shares

	Your Choices	Important Information for You to Know

Initial Purchase	Determine the amount of your investment	There is a $1 minimum investment for all accounts.
Have your financial intermediary submit your purchase order

The price of your shares is based on the next calculation of the Portfolio’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown in the applicable Portfolio’s “Fees and Expenses” table.

The Portfolio may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is $1.
	Have your financial intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your financial professional or financial intermediary.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please contact your financial professional.
How to Pay for Shares	Making payment for purchases

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial professional or financial intermediary will be responsible for any loss to the Portfolio.

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your financial intermediary submit your sales order

You can make redemption requests through your financial professional or financial intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the financial intermediary involved, and customers should consult their financial intermediary in this regard. Financial intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their financial intermediaries.

The price of Class K Shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares.

Each Portfolio may reject an order to sell shares under certain circumstances.

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How to Transfer your Account

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating financial intermediary

You may transfer your Class K Shares of the Portfolio only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

Please contact your financial intermediary to accomplish the transfer of shares.

Transfer to a non-participating financial intermediary

You must either:

•  Transfer your Class K Shares to an account with the Portfolio; or

•  Sell your Class K Shares, paying any applicable deferred sales charge.

Please contact your financial intermediary to accomplish the transfer of shares.

Portfolios’ Rights

Each Portfolio may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

■

Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before a Portfolio has collected payment for the purchase of shares,

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Short-Term Trading Policy

The Boards of Trustees of the Trust and MIP have determined that the interests of long-term shareholders and a Portfolio’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Portfolios are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Portfolio and its shareholders. For example, large flows of cash into and out of a Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause a Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Portfolio will seek to eliminate these opportunities by using fair value pricing, as described in “Valuation of Portfolio Investments.”

Each Portfolio discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Boards of Trustees of the Trust and MIP have approved the policies discussed below to seek to deter market timing activity. The Boards of Trustees of the Trust and MIP have not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because certain legitimate strategies will not result in harm to a Portfolio or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, a Portfolio believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Portfolio rejects your

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purchase or exchange order, you will not be able to execute that transaction, and the Portfolio will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Portfolio, the Portfolio may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide a Portfolio with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Portfolio. While each Portfolio monitors for market timing activity, a Portfolio may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Portfolio’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by a Portfolio to be engaged in market timing or other improper trading activity, the Portfolio’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Portfolio may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

Master/Feeder and Fund of Funds Structures

The Portfolios do not have their own investment adviser. Instead, each Portfolio invests all of its assets in the corresponding Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Portfolios.

Feeder Fund Expenses

Feeder funds, including the Portfolios, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights

Under the master/feeder structure, the Trust’s Board of Trustees retains the right to withdraw a Portfolio’s assets from its Master Portfolio if it believes doing so is in the best interests of the Portfolio’s shareholders. If the Trust’s Board of Trustees decides to withdraw a Portfolio’s assets, it would then consider whether the Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

Fund of Funds

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the certain Underlying Funds that are advised by BFA or its affiliates. Each Master Portfolio charges for its own direct expenses, in addition to bearing a pro rata share of the expenses charged by the Underlying Funds in which it invests.

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Management of the Portfolios

Investment Adviser

BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio and, along with certain affiliates, serves as investment adviser to the Underlying Funds. BFA manages the investment of the Master Portfolios’ assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to each Master Portfolio, BFA is entitled to receive an annual management fee of 0.05% of such Master Portfolio’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios and receives investment advisory fees for such services to the Underlying Funds that differ from the fees described in this prospectus for the Portfolios. In addition, BlackRock Institutional Trust Company, N.A. (previously defined as “BTC”), along with certain affiliates, provides administration services to certain Underlying Funds and, for those services, may receive administration fees from those Underlying Funds.

For the fiscal period May 31, 2011 through December 31, 2011, each Master Portfolio paid management fees net of applicable waivers, at an annual rate of 0.00% of such Master Portfolio’s average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. As of March 31, 2012, BFA and its affiliates had approximately $3.684 trillion in investment company and other portfolio assets under management.

The Trust, on behalf of the Portfolios, has entered into an administration agreement with BTC to act as each Portfolio’s administrator (in such capacity, the “Administrator”). The Administrator receives for its services to each Portfolio monthly compensation at the annual rate of 0.03% of the average daily net assets of the Portfolio. Effective July 1, 2012, BlackRock Advisors, LLC will replace BTC as each Portfolio’s administrator and will serve subject to terms that are substantially similar to those set forth in this prospectus and in the SAI.

BFA and BTC, as each Portfolio’s administrator, have agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business (if any) of Class K Shares of the Portfolios at the levels shown below (and in the Portfolio’s fees and expenses table in the “Portfolio Overview” section of this prospectus). (Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses”). To achieve these expense caps, BFA and BTC have agreed to waive and/or reimburse fees or expenses if a Portfolio’s operating expenses exceed a certain limit.

BFA and BTC have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses of Class K Shares of each Portfolio to the amounts noted in the table below.

	Contractual Caps on Total Annual Fund Operating Expenses[1] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses)

	Contractual Cap Terminating May 1, 2013[2]	Contractual Cap Terminating May 1, 2022[2]
Class K	0.05%	1.05%
[1]	As a percentage of average daily net assets.
[2]

The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of the majority of the outstanding voting securities of the Portfolio.

With respect to the contractual agreements, if during the Portfolio’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA or BTC, as

66

applicable, are less than the expense limit for that share class, the share class is required to repay BFA or BTC up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that (i) the Portfolio of which the share class is a part has more than $50 million in assets and (ii) BFA or an affiliate serves as the Portfolio’s manager or administrator.

A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreements with BFA is included in the Portfolios’ semi-annual report for the period ended June 30, 2011.

Portfolio Managers

Information regarding the portfolio managers of the Master Portfolios is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Master Portfolio shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Leslie Gambon	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 1997 to 2009.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Director of BlackRock, Inc. since 2009; Principal of BGI from 2000 to 2009.

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays (each, a “Barclays Entity” and collectively the “Barclays Entities”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Portfolios and their shareholders. BlackRock and its Affiliates or the Barclays Entities provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Portfolios. BlackRock and its Affiliates or the Barclays Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Portfolios. One or more of the Affiliates or Barclays Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Portfolios directly and indirectly invest. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a Barclays Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Barclays Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolios. The trading activities of these Affiliates or Barclays Entities are carried out without reference to positions held directly or indirectly by the Portfolios and may result in an Affiliate or a Barclays Entity having positions that are adverse to those of the Portfolios. No Affiliate or Barclays Entity is under any obligation to share any investment opportunity, idea or strategy with the Portfolios. As a result, an Affiliate or a Barclays Entity may compete with the Portfolios for appropriate investment opportunities. The results of the Portfolios’ investment activities, therefore, may differ from those of a Barclays Entity and of other accounts managed by an Affiliate

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or a Barclays Entity, and it is possible that the Portfolios could sustain losses during periods in which one or more Affiliates or Barclays Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolios may, from time to time, enter into transactions in which an Affiliate or a Barclays Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Portfolios. Transactions by one or more Affiliate- or Barclays Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. The Portfolios’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions.

In addition, the Portfolios may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships or in which an Affiliate or a Barclays Entity has significant debt or equity investments. The Portfolios also may invest in securities of companies for which an Affiliate or a Barclays Entity provides or may some day provide research coverage. An Affiliate or a Barclays Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios, and may receive compensation for such services. The Portfolios may also make brokerage and other payments to Affiliates or Barclays Entities in connection with the Portfolios’ portfolio investment transactions.

A Barclays Entity may maintain securities indexes as part of its product offerings. Index-based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Barclays Entities will be as favorable as those terms offered to other index licensees.

Under a securities lending program approved by MIP’s Board of Trustees, the Master Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolios to the extent that the Master Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolios, including a fee based on the returns earned on the Master Portfolios’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolios may lend their portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

Valuation of Portfolio Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Portfolio calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Each Portfolio’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. Each Portfolio values fixed income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board of Trustees. Short-term debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Shares of underlying open-end funds are valued at net asset value.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by a Portfolio may trade on weekends or other days when the Portfolio does not price its shares. As a result, a Portfolio’s net asset value may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Generally, trading in foreign securities, U.S. Government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BFA to be reliable, a Portfolio’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with procedures approved by the Board of Trustees. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there

68

is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its business judgment prior to or at the time of pricing a Portfolio’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Portfolio. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Portfolio’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Portfolio’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Portfolio’s net asset value.

A Portfolio may accept orders from certain authorized financial intermediaries or their designees. A Portfolio will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Portfolio after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the
Portfolio pays a dividend. The reason? If you buy shares when a fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Portfolio will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Portfolio may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Portfolio at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your financial adviser, selected securities dealer, other financial intermediary or BNY Mellon Investment Servicing (US) Inc., each Portfolio’s transfer agent. Although this cannot be predicted with any certainty, each Portfolio anticipates that the majority of its dividends, if any, will consist of capital gains.

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code, if you are invested through such a plan, you will not be taxed on dividends paid by a Portfolio or on the proceeds of a redemption or an exchange of shares of a Portfolio, provided the shares are not debt-financed property to you. Different tax consequences apply to a shareholder that does not satisfy the requirements of Section 401(a) or 501(a) of the Internal Revenue Code.

Each Master Portfolio and each Portfolio will operate so that the Portfolios satisfy the requirements under the Internal Revenue Code for taxation as a regulated investment company, and by satisfying those requirements and distributing its net investment income and net capital gain, as described above, each Portfolio will seek to avoid incurring liability for federal income tax that would affect its investment return. However, dividends and interest received by the Portfolios may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, net investment income does not include distributions from qualified plans exempt from tax under Section 401(a) of Internal Revenue Code.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds, unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This section summarizes some of the consequences under current Federal tax law of an investment in a Portfolio. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable tax laws.

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Financial Highlights

The Financial Highlights tables are intended to help you understand a Portfolio’s financial performance for the period shown. Certain information reflects the financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report on the Portfolios, along with each Portfolio’s financial statements, is included in the Portfolios’ Annual Report, which is available upon request.

LifePath Index Retirement Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.16
Net realized and unrealized loss	(0.22)
Net decrease from investment operations	(0.06)
Dividends from:
Net investment income	(0.16)
Return of capital	(0.01)
Total dividends	(0.17)
Net asset value, end of period	$9.77
Total Investment Return[3,4]
Based on net asset value	(0.59)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.71%[9]
Total expenses after fees waived	0.15%
Net investment income	2.87%
Supplemental Data
Net assets, end of period (000)	$1,905
Portfolio turnover of the Master Portfolio	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.38% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.04%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 6.74%.

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Financial Highlights (continued)

LifePath Index 2020 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.15
Net realized and unrealized loss	(0.52)
Net decrease from investment operations	(0.37)
Dividends from:
Net investment income	(0.14)
Return of capital	(0.01)
Total dividends	(0.15)
Net asset value, end of period	$9.48
Total Investment Return[3,4]
Based on net asset value	(3.71)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.81%[9]
Total expenses after fees waived	0.18%
Net investment income	2.70%
Supplemental Data
Net assets, end of period (000)	$1,848
Portfolio turnover of the Master Portfolio	1%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.48% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.05%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 6.84%.

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Financial Highlights (continued)

LifePath Index 2025 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.14
Net realized and unrealized loss	(0.65)
Net decrease from investment operations	(0.51)
Dividends from:
Net investment income	(0.13)
Return of capital	(0.01)
Total dividends	(0.14)
Net asset value, end of period	$9.35
Total Investment Return[3,4]
Based on net asset value	(5.10)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.87%[9]
Total expenses after fees waived	0.18%
Net investment income	2.58%
Supplemental Data
Net assets, end of period (000)	$1,823
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.53% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 6.89%.
[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2030 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.14
Net realized and unrealized loss	(0.77)
Net decrease from investment operations	(0.63)
Dividends from:
Net investment income	(0.12)
Return of capital	(0.01)
Total dividends	(0.13)
Net asset value, end of period	$9.24
Total Investment Return[3,4]
Based on net asset value	(6.28)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	6.94%[9]
Total expenses after fees waived	0.19%
Net investment income	2.50%
Supplemental Data
Net assets, end of period (000)	$1,802
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.57% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 6.96%.
[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2035 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized loss	(0.87)
Net decrease from investment operations	(0.74)
Dividends from:
Net investment income	(0.11)
Return of capital	(0.01)
Total dividends	(0.12)
Net asset value, end of period	$9.14
Total Investment Return[3,4]
Based on net asset value	(7.35)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.02%[9]
Total expenses after fees waived	0.19%
Net investment income	2.43%
Supplemental Data
Net assets, end of period (000)	$1,782
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.61% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.06%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 7.05%.
[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2040 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized loss	(0.97)
Net decrease from investment operations	(0.84)
Dividends from:
Net investment income	(0.11)
Return of capital	(0.01)
Total dividends	(0.12)
Net asset value, end of period	$9.04
Total Investment Return[3,4]
Based on net asset value	(8.42)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.06%[9]
Total expenses after fees waived	0.20%
Net investment income	2.36%
Supplemental Data
Net assets, end of period (000)	$1,763
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.65% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 7.09%.
[10]	Rounds to less than 1%.

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Financial Highlights (continued)

LifePath Index 2045 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.12
Net realized and unrealized loss	(1.07)
Net decrease from investment operations	(0.95)
Dividends from:
Net investment income	(0.10)
Return of capital	(0.01)
Total dividends	(0.11)
Net asset value, end of period	$8.94
Total Investment Return[3,4]
Based on net asset value	(9.49)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.12%[9]
Total expenses after fees waived	0.21%
Net investment income	2.29%
Supplemental Data
Net assets, end of period (000)	$1,744
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.69% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 7.15%.
[10]	Rounds to less than 1%.

76

Financial Highlights (continued)

LifePath Index 2050 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.12
Net realized and unrealized loss	(1.16)
Net decrease from investment operations	(1.04)
Dividends from:
Net investment income	(0.09)
Return of capital	(0.01)
Total dividends	(0.10)
Net asset value, end of period	$8.86
Total Investment Return[3,4]
Based on net asset value	(10.34)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.17%[9]
Total expenses after fees waived	0.21%
Net investment income	2.25%
Supplemental Data
Net assets, end of period (000)	$1,727
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.71% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.07%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 7.19%.
[10]	Rounds to less than 1%.

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Financial Highlights (concluded)

LifePath Index 2055 Portfolio

Period May 31, 2011[1] to December 31, 2011
Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.12
Net realized and unrealized loss	(1.22)
Net decrease from investment operations	(1.10)
Dividends from:
Net investment income	(0.09)
Return of capital	(0.01)
Total dividends	(0.10)
Net asset value, end of period	$8.80
Total Investment Return[3,4]
Based on net asset value	(10.96)%
Ratios to Average Net Assets[5,6,7,8]
Total expenses	7.21%[9]
Total expenses after fees waived	0.21%
Net investment income	2.24%
Supplemental Data
Net assets, end of period (000)	$1,716
Portfolio turnover of the Master Portfolio	0%[10]
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Includes the Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.74% for Class K Shares.
[8]

Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in Underlying Funds of approximately 0.08%, although the ratio does include the Portfolio’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 7.22%.
[10]	Rounds to less than 1%.

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General Information

Shareholder Documents

Electronic Access To Annual Reports, Semi-Annual Reports And Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in a Portfolio’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts With Investment Advisers, Banks Or Brokerages: Please contact your financial professional. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With Blackrock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and

■	Log into your account.

Delivery Of Shareholder Documents

The Portfolios deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Portfolios at (800) 441-7762.

Certain Portfolio Policies

Anti-Money Laundering Requirements

The Portfolios are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Portfolios to verify their identity. The Portfolios also reserve the right to redeem any amounts in a Portfolio from persons whose identity it is unable to verify on a timely basis. It is the Portfolios’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the

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nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about a Portfolio, including how it invests, please see the SAI.

For a discussion of a Portfolio’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Disclaimers

The iShares S&P 500 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the “iShares S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s or its affiliates. Standard & Poor’s and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor’s Indexes to track general stock market performance. Standard & Poor’s and its affiliates’ only relationship to the iShares Trust (as used in these Disclaimers, the “Trust”), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor’s and its affiliates and of the Standard & Poor’s Indexes, which are determined, composed and calculated by Standard & Poor’s and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor’s and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor’s Indexes. Standard & Poor’s and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor’s and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor’s and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor’s Indexes or any data included therein and Standard & Poor’s and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor’s Indexes or any data included therein. Standard & Poor’s and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor’s Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the “iShares Russell Funds”) are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group’s and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

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The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares J.P. Morgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares J.P. Morgan USD Emerging Markets Bond Fund particularly or the ability of the J.P. Morgan EMBI Global Core Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of J.P. Morgan and of the J.P. Morgan EMBI Global Core Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BTC, BFA or the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the J.P. Morgan EMBI Global Core Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the J.P. Morgan EMBI Global Core Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the J.P. Morgan USD Emerging Markets Bond Fund or any other person or entity from the use of the J.P. Morgan EMBI Global Core Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the J.P. Morgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the J.P. Morgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx $ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $

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Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the “iShares MSCI Index Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee’s customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond

82

Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) to track general bond market performance. Barclays Capital’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

83

Glossary

The glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Portfolios, please see the SAI.

Acquired Fund Fees And Expenses — fees and expenses charged by other investment companies in which a Portfolio invests a portion of its assets.

Administration Fee — a fee paid to the administrator for providing administrative services to a Portfolio.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Portfolio.

Distribution Fees — fees used to support the Portfolio’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

LifePath Custom Benchmark — a customized weighted index comprised of different indexes which are representative of the asset classes in which a Portfolio invests according to their weightings as of the most recent quarter end.

Management Fee — a fee paid to BFA for managing a Master Portfolio.

Other Expenses — include administration, transfer agency, custody, professional and registration fees.

Service Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Shareholder Fees — fees paid directly by a shareholder and include sale charges that you may pay when you buy or sells shares of a Portfolio.

84

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For More Information

Portfolios and Service Providers

PORTFOLIOS

BlackRock Funds III

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

400 Howard Street

San Francisco, California 94105

(800) 441-7762

MANAGER

BlackRock Fund Advisors

400 Howard Street

San Francisco, California 94105

ADMINISTRATOR

BlackRock Institutional Trust Company, N.A.

400 Howard Street

San Francisco, California 94105

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

ACCOUNTING SERVICES PROVIDER

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

State Street Bank & Trust Company

100 Summer Street

Boston, Massachusetts 02110

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Portfolios is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement Of Additional Information

A Statement of Additional Information (“SAI”), dated April 30, 2012, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Portfolio, may be obtained free of charge, along with each Portfolio’s annual and semi-annual reports, by calling (800) 441-7762, on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Questions

If you have any questions about the Portfolios, please: call: (800) 441-7762 (toll free) 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day.

World Wide Web

General Portfolio information and specific Portfolio performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus.

Written Correspondence

BlackRock Funds III

PO Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds III

4400 Computer Drive

Westborough, MA 01588

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 882-0052.

Portfolio Characteristics And Holdings

A description of the Portfolios’ policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities And Exchange Commission

You may also view and copy public information about a Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling the SEC directly at (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

PRO-LPIND-K-0412

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK FUNDS III

LIFEPATH® INDEX RETIREMENT PORTFOLIO

LIFEPATH® INDEX 2020 PORTFOLIO

LIFEPATH® INDEX 2025 PORTFOLIO

LIFEPATH® INDEX 2030 PORTFOLIO

LIFEPATH® INDEX 2035 PORTFOLIO

LIFEPATH® INDEX 2040 PORTFOLIO

LIFEPATH® INDEX 2045 PORTFOLIO

LIFEPATH® INDEX 2050 PORTFOLIO

LIFEPATH® INDEX 2055 PORTFOLIO

400 Howard Street, San Francisco, California 94105 • Phone No. (800) 441-7762

BlackRock Funds III (the “Trust”) is an open-end, series management investment company. This combined Statement of Additional Information contains additional information about Investor A Shares, Institutional and Class K Shares of the Trust’s LifePath® Index Retirement Portfolio, LifePath® Index 2020 Portfolio, LifePath® Index 2025 Portfolio, LifePath® Index 2030 Portfolio, LifePath® Index 2035 Portfolio, LifePath® Index 2040 Portfolio, LifePath® Index 2045 Portfolio, LifePath® Index 2050 Portfolio and LifePath® Index 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Each Portfolio invests substantially all of its assets in a separate portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”) of Master Investment Portfolio (“MIP”) that has the same investment objective as the corresponding Portfolio. Each Master Portfolio, in turn, invests in a combination of equity and bond index funds and money market funds (the “Underlying Funds”). MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA”) serves as investment adviser to the Master Portfolios, and BFA or it affiliate serves as investment adviser to the Underlying Funds. References to the investments, investment policies and risks of a Portfolio, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of its related Master Portfolio.

BLACKROCK FUND ADVISORS — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is April 30, 2012

This Statement of Additional Information of the Portfolios is not a prospectus and should be read in conjunction with the prospectuses of the Portfolios, dated April 30, 2012 (each, a “Prospectus” and collectively, the “Prospectuses”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 441-7762 or by writing to the Portfolios at the above address. The Prospectuses are incorporated by reference into this Statement of Additional Information, and Part I of this Statement of Additional Information and the portions of Part II of this Statement of Additional Information that relate to the Portfolios have been incorporated by reference into the Portfolios’ Prospectuses. The portions of Part II of this Statement of Additional Information that do not relate to the Portfolios do not form a part of the Portfolios’ Statement of Additional Information, have not been incorporated by reference into the Portfolios’ Prospectuses and should not be relied upon by investors in the Portfolios. The audited financial statements of the Portfolios and the Master Portfolios are incorporated into this Statement of Additional Information by reference to each Portfolio’s 2011 Annual Report. You may request a copy of each Annual Report and Semi-Annual Report at no charge by calling (800) 441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time on any business day.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive or other relief or permission from the Commission, Commission staff or other authority.

LifePath® is a registered service mark of BlackRock Institutional Trust Company, N.A. (“BTC”) and the LifePath products are covered by U.S. Patents 5,812,987 and 6,336,102.

CLASS	LifePath® Index Retirement Portfolio	LifePath® Index 2020 Portfolio	LifePath® Index 2025 Portfolio	LifePath® Index 2030 Portfolio
Investor A Shares	LIRAX	LIQAX	LILAX	LINAX

Institutional Shares	LIRIX	LIQIX	LIBIX	LINIX

Class K Shares	LIRKX	LIMKX	LIBKX	LINKX

CLASS	LifePath® Index 2035 Portfolio	LifePath® Index 2040 Portfolio	LifePath® Index 2045 Portfolio	LifePath® Index 2050 Portfolio	LifePath® Index 2055 Portfolio
Investor A Shares	LIJAX	LIKAX	LIHAX	LIPAX	LIVAX

Institutional Shares	LIJIX	LIKIX	LIHIX	LIPIX	LIVIX

Class K Shares	LIJKX	LIKKX	LIHKX	LIPKX	LIVKX

PART I: INFORMATION ABOUT THE PORTFOLIOS

Part I of this Statement of Additional Information sets forth information about LifePath® Index Retirement Portfolio, LifePath® Index 2020 Portfolio, LifePath® Index 2025 Portfolio, LifePath® Index 2030 Portfolio, LifePath® Index 2035 Portfolio, LifePath® Index 2040 Portfolio, LifePath® Index 2045 Portfolio, LifePath® Index 2050 Portfolio and LifePath® Index 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Trust”). It includes information about the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”), the advisory services provided to and the management fees paid by the Portfolios, performance data for the Portfolios, and information about other fees paid by and services provided to the Portfolios. This Part I should be read in conjunction with the Portfolios’ Prospectuses and those portions of Part II of this Statement of Additional Information that pertain to the Portfolios.

I.	Investment Objectives and Policies

Please see the Portfolios’ Prospectuses for more information about each Portfolio’s investment objective and policies. Each Portfolio invests all of its assets in a separate portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”) of Master Investment Portfolio (“MIP”) (as shown below), which has substantially the same investment objective, policies and restrictions as the related Portfolio. Each Master Portfolio, in turn, invests in a combination of Underlying Funds and may also invest in U.S. government securities and short-term paper. BlackRock Fund Advisors (“BFA” or the “Manager”) serves as the investment adviser to the Master Portfolios. BlackRock Institutional Trust Company, N.A. (“BTC”), the parent company of BFA has granted the Trust a non-exclusive license to use the name “LifePath.” If the license agreement is terminated, the Trust, at BTC’s request, will cease using the “LifePath” name.

Portfolio	Master Portfolio in which the Portfolio Invests
LifePath® Index Retirement Portfolio	LifePath® Index Retirement Master Portfolio
LifePath® Index 2020 Portfolio	LifePath® Index 2020 Master Portfolio
LifePath® Index 2025 Portfolio	LifePath® Index 2025 Master Portfolio
LifePath® Index 2030 Portfolio	LifePath® Index 2030 Master Portfolio
LifePath® Index 2035 Portfolio	LifePath® Index 2035 Master Portfolio
LifePath® Index 2040 Portfolio	LifePath® Index 2040 Master Portfolio
LifePath® Index 2045 Portfolio	LifePath® Index 2045 Master Portfolio
LifePath® Index 2050 Portfolio	LifePath® Index 2050 Master Portfolio
LifePath® Index 2055 Portfolio	LifePath® Index 2055 Master Portfolio

The investment objective and policies of a Portfolio determine the allocation of assets to the Underlying Funds, the degree of risk to which the Portfolio is subject and, ultimately, its performance. As with all investment companies, there can be no assurance that the investment objective of any Portfolio will be achieved.

Master/Feeder Structure

Each Portfolio seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio of MIP, which in turn invests in a combination of Underlying Funds. In other words, the Portfolios are “Feeder Funds” into the Master Portfolios, and the Master Portfolios in turn are “Funds of Funds.” The Trust’s Board of Trustees believes that neither a Portfolio nor its shareholders will be adversely affected by investing its assets in a Master Portfolio. However, if another feeder fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust’s Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, although it is unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

A Portfolio may withdraw its investment in the corresponding Master Portfolio only if the Trust’s Board of Trustees determines that such action is in the best interests of such Portfolio and its shareholders. Prior to any such withdrawal, the Board of Trustees would consider alternative investments, including investing all of the Portfolio’s assets in another investment company with substantially the same investment objective as the Portfolio or hiring an investment adviser to manage the Portfolio’s assets in accordance with the investment policies described above with respect to the Portfolio and its Master Portfolios.

Whenever a Portfolio, as an interestholder of the related Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Portfolio will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Portfolio receives no voting instructions will be voted in the same proportion as the votes received from the other Portfolio shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolios.

Certain policies of the Master Portfolios that are non-fundamental may be changed by the vote of a majority of MIP’s Trustees without interestholder approval. If a Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the corresponding Portfolio may elect to change its investment objective or policies to correspond to those of the Master Portfolio.

A Portfolio also may elect to redeem its interests from its Master Portfolio and either seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its investment objective. In the latter case, a Portfolio’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Portfolio. Each Portfolio will provide its shareholders with written notice 30 days prior to the implementation of any change in the investment objective of the Portfolio or the corresponding Master Portfolio, to the extent possible.

Set forth below are descriptions of some of the types of investments and investment strategies that a Portfolio and its underlying funds may use, and the risks and considerations associated with those investments and investment strategies. Please see Part II of this Statement of Additional Information for further information on these investments and investment strategies. Information contained in this section about the risks and considerations associated with a Portfolio’s investments and/or investment strategies applies only to those Portfolios specifically identified as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s Statement of Additional Information and should not be relied on by investors in that Covered Fund.

Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s Statement of Additional Information.

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
144 A Securities	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Asset-Based Securities
Precious Metal-Related Securities	X	X	X	X	X	X	X	X	X
Bank Loans
Borrowing and Leverage	X	X	X	X	X	X	X	X	X
Cash Flows; Expenses	X	X	X	X	X	X	X	X	X
Cash Management	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
Collateralized Loan Obligation
Collateralized Bond Obligation
Commercial Paper	X	X	X	X	X	X	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Convertible Securities	X	X	X	X	X	X	X	X	X
Debt Securities	X	X	X	X	X	X	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X
Hedging	X	X	X	X	X	X	X	X	X
Indexed and Inverse Floating Rate Securities	X	X	X	X	X	X	X	X	X
Swap Agreements	X	X	X	X	X	X	X	X	X
Interest Rate Swaps, Caps and Floors	X	X	X	X	X	X	X	X	X
Credit Default Swap Agreements and Similar Instruments
Credit Linked Securities
Interest Rate Transactions and Swaptions	X	X	X	X	X	X	X	X	X
Total Return Swap Agreements	X	X	X	X	X	X	X	X	X
Types of Options	X	X	X	X	X	X	X	X	X
Options on Securities and Securities Indices	X	X	X	X	X	X	X	X	X
Call Options	X	X	X	X	X	X	X	X	X
Put Options	X	X	X	X	X	X	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Risks Associated with Options	X	X	X	X	X	X	X	X	X
Futures	X	X	X	X	X	X	X	X	X
Risks Associated with Futures	X	X	X	X	X	X	X	X	X
Foreign Exchange Transactions	X	X	X	X	X	X	X	X	X
Forward Foreign Exchange Transactions	X	X	X	X	X	X	X	X	X
Currency Futures	X	X	X	X	X	X	X	X	X
Currency Options	X	X	X	X	X	X	X	X	X

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
Currency Swaps	X	X	X	X	X	X	X	X	X
Limitations on Currency Transactions	X	X	X	X	X	X	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X	X	X	X	X	X	X
Risk Factors in Derivatives	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Leverage Risk	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X
Correlation Risk	X	X	X	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the use of OTC Derivatives	X	X	X	X	X	X	X	X	X
Distressed Securities
Dollar Rolls
Equity Securities	X	X	X	X	X	X	X	X	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X	X	X	X	X	X	X	X	X
Foreign Market Risk	X	X	X	X	X	X	X	X	X
Foreign Economy Risk	X	X	X	X	X	X	X	X	X
Currency Risk and Exchange Risk	X	X	X	X	X	X	X	X	X
Governmental Supervision and Regulation / Accounting Standards	X	X	X	X	X	X	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X	X	X	X	X	X	X
Publicly Available Information	X	X	X	X	X	X	X	X	X
Settlement Risk	X	X	X	X	X	X	X	X	X
Funding Agreements
Guarantees
Illiquid or Restricted Securities	X	X	X	X	X	X	X	X	X
Inflation-Indexed Bonds	X	X	X	X	X	X	X	X	X
Inflation Risk	X	X	X	X	X	X	X	X	X
Information Concerning the Indices	X	X	X	X	X	X	X	X	X
Standard & Poor’s 500 Index	X	X	X	X	X	X	X	X	X
Russell Indexes	X	X	X	X	X	X	X	X	X
EAFE Index	X	X	X	X	X	X	X	X	X

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Investment in Emerging Markets	X	X	X	X	X	X	X	X	X
Brady Bonds
Investment in Other Investment Companies	X	X	X	X	X	X	X	X	X
Exchange Traded Funds	X	X	X	X	X	X	X	X	X
Junk Bonds	X	X	X	X	X	X	X	X	X
Lease Obligations
Life Settlement Investments
Liquidity Management	X	X	X	X	X	X	X	X	X
Master Limited Partnerships	X	X	X	X	X	X	X	X	X
Merger Transaction Risk	X	X	X	X	X	X	X	X	X
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X	X	X	X	X	X	X
Money Market Securities	X	X	X	X	X	X	X	X	X
Mortgage-Related Securities	X	X	X	X	X	X	X	X	X
Mortgage-Backed Securities	X	X	X	X	X	X	X	X	X
Collateralized Mortgage Obligations (“CMOs”)	X	X	X	X	X	X	X	X	X
Adjustable Rate Mortgage Securities	X	X	X	X	X	X	X	X	X
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
Municipal Investments	X	X	X	X	X	X	X	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X	X	X	X	X	X	X	X
Description of Municipal Bonds
General Obligation Bonds
Revenue Bonds
Private Activity Bonds (“PABs”)
Moral Obligation Bonds
Municipal Notes
Municipal Commercial Paper
Municipal Lease Obligations	X	X	X	X	X	X	X	X	X
Tender Option Bonds

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
Yields
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs
Transactions in Financial Futures Contracts	X	X	X	X	X	X	X	X	X
Call Rights
Municipal Interest Rate Swap Transactions
Insured Municipal Bonds
Build America Bonds
Net Interest Margin (NIM) Securities
Participation Notes
Pay-in-kind-Bonds
Portfolio Turnover Rates
Preferred Stock	X	X	X	X	X	X	X	X	X
Real Estate Related Securities	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X	X	X	X	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Rights Offerings and Warrants to Purchase	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X	X	X	X	X	X	X
Short Sales	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X
Standby Commitment Agreements	X	X	X	X	X	X	X	X	X
Stripped Securities
Structured Notes
Supranational Entities	X	X	X	X	X	X	X	X	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities	X	X	X	X	X	X	X	X	X
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
U.S. Treasury Obligations	X	X	X	X	X	X	X	X	X
Utility Industries	X	X	X	X	X	X	X	X	X
When Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X	X	X	X	X	X	X
Yields and Ratings
Zero Coupon Securities

II.	Investment Restrictions

The Trust, on behalf of the Portfolios, has adopted restrictions and policies relating to investment of the Portfolios’ assets and their activities. Certain of the restrictions are fundamental policies of a Portfolio and may not be changed without the approval of the holders of a majority of the Portfolio’s outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the “1940 Act”), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Portfolios, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Portfolio from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

Fundamental Investment Restrictions

The Portfolios are subject to the following investment restrictions, all of which are fundamental policies. Each Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Portfolio’s total assets, provided that this restriction does not limit a Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Portfolio’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions

The Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies and may be changed without shareholder approval by vote of a majority of the Trustees at any time.

As a matter of non-fundamental policy:

(1) Each Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Portfolio;

(2) Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Portfolio may not purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Portfolio may and does invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Portfolio. See “Investment Objectives and Policies — Master/Feeder Structure” above. In addition, the Underlying Funds in which the Portfolios may invest have adopted certain investment restrictions that may be different from those listed above, thereby permitting the Portfolios to engage indirectly in investment strategies that are prohibited under the restrictions listed above. The investment restrictions of each Underlying Fund are set forth in its respective statement of additional information.

Fundamental Investment Restrictions of the Master Portfolios

The Master Portfolios have adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to a Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding voting interests. The Master Portfolios may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit a Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Master Portfolio’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Master Portfolios

The Master Portfolios have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of MIP at any time. The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies:

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by such Master Portfolio;

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Master Portfolio may not purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

III.	Information on Trustees and Officers

The Board of Trustees of the Trust consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Portfolios are included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board of Trustees has overall responsibility for the oversight of the Trust and the Portfolios. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Portfolio management, in executive session or with other service providers to the Portfolios. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Portfolios and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Portfolios’ investment objectives and strategies. The Board reviews, on an ongoing basis, the Portfolios’ performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Portfolios.

Day-to-day risk management with respect to the Portfolios is the responsibility of the Manager or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Portfolios. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Portfolios, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Portfolios and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Portfolios’ compliance program and reports to the Board regarding compliance matters for the Portfolio and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Portfolios; (3) review the conduct and results of each independent audit of the Portfolios’ financial statements; (4) review any issues raised by the independent auditors or Portfolio management regarding the accounting or financial reporting policies and practices of the Portfolios and the internal controls of the Portfolios and certain service providers; (5) oversee the performance of (a) each Portfolio’s internal audit function provided by its investment adviser and (b) its independent auditors; (6) discuss with Portfolio management its policies regarding risk assessment and risk management as such matters relate to a Portfolio’s financial reporting and controls; and (7) resolve any disagreements between Portfolio management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2011, the Audit Committee met four times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Portfolio shareholders as it deems appropriate. Portfolio shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2011, the Governance Committee met four times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BFA and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust’s compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2011, the Compliance Committee met eight times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (chair), Toby Rosenblatt (vice-chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Directors. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Portfolio’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Directors in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review each Portfolio’s investment objectives, policies and practices and each Portfolio’s investment performance; (2) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (3) review personnel and resources devoted to management of each Portfolio and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (4) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, Portfolio mergers or liquidations; (5) request and review information on the nature, extent and quality of services provided to the shareholders; and (6) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2011, the Performance Oversight Committee met four times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Paul L. Audet, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2011, the Executive Committee did not have a formal meeting.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Portfolios’ investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

David O. Beim	David O. Beim has served for approximately 13 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.

Trustees	Experience, Qualifications and Skills

Ronald W. Forbes	Ronald W. Forbes has served for more than 30 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. This length of service provides Mr. Forbes with direct knowledge of the operation of the Portfolios and the business and regulatory issues facing the Portfolios. He currently serves as professor emeritus at the School of Business at the State University of New York at Albany, and has served as a professor of finance thereof since 1989. Mr. Forbes’ experience as a professor of finance provides valuable background for his service on the boards. Mr. Forbes has also served as a member of the task force on municipal securities markets for Twentieth Century Fund.

Dr. Matina S. Horner	Dr. Matina S. Horner has served for approximately seven years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her service as executive vice president of Teachers Insurance and Annuity Association and College Retirement Equities Fund. This experience provides Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Investment Officer of Temple University for two years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

Herbert I. London	Herbert I. London has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. Dr. London’s experience as president of the Hudson Institute, a world renowned think tank in Washington D.C., since 1997, and in various positions at New York University provide both background and perspective on financial, economic and global issues, which enhance his service on the Board. He has authored several books and numerous articles, which have appeared in major newspapers and journals throughout the United States.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Toby Rosenblatt	Toby Rosenblatt has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has served as president and general partner of Founders Investments, Ltd., a private investment limited partnership, since 1999, providing him with relevant experience with the issues faced by investment management firms and their clients. Mr. Rosenblatt has been active in the civic arena and has served as a trustee of a number of community and educational organizations for over 30 years.

Kenneth L. Urish	Kenneth L. Urish has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.

Frederick W. Winter	Frederick W. Winter has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof since 1997. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Trustees	Experience, Qualifications and Skills

Interested Trustees

Paul L. Audet

Paul L. Audet has a wealth of experience in the investment management industry, including more than 13 years with BlackRock and over 20 years in finance and asset management. He also has expertise in finance, as demonstrated by his positions as Chief Financial Officer of BlackRock and Head of BlackRock’s Global Cash Management business. Mr. Audet currently is a member of BlackRock’s Global Operating and Corporate Risk Management Committees, the BlackRock Alternative Investors Executive Committee and the Investment Committee for the Private Equity Fund of Funds. Prior to joining BlackRock, Mr. Audet was the Senior Vice President of Finance at PNC Bank Corp. and Chief Financial Officer of the investment management and mutual fund processing businesses and Head of PNC’s Mergers & Acquisitions unit.

Henry Gabbay	Henry Gabbay’s many years of experience in finance provide the Board with a wealth of practical business knowledge and leadership. In particular, Mr. Gabbay’s experience as a Consultant for and Managing Director of BlackRock, Inc., Chief Administrative Officer of BlackRock Advisors, LLC and President of BlackRock Funds provides the Portfolios with greater insight into the analysis and evaluation of both its existing investment portfolios and potential future investments as well as enhanced oversight of their investment decisions and investment valuation processes. In addition, Mr. Gabbay’s former positions as Chief Administrative Officer of BlackRock Advisors, LLC and as Treasurer of certain closed-end funds in the BlackRock Fund Complex provide the Board with direct knowledge of the operations of the Portfolios and their investment advisers. Mr. Gabbay’s previous service on and long-standing relationship with the Board also provide him with a specific understanding of the Portfolios, their operations, and the business and regulatory issues facing the Portfolios.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and portfolios overseen in the BlackRock-advised Funds and any public company and investment company directorships held during the past five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Independent Trustees[1]

David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2009 to present	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and culture center) from 1990 to 2006.	33 RICs consisting of 105 Portfolios	None

Ronald W. Forbes[4] 55 East 52nd Street New York, NY 10055 1940	Trustee	2009 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 105 Portfolios	None

Dr. Matina S. Horner[5] 55 East 52nd Street New York, NY 10055 1939	Trustee	2009 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 105 Portfolios	NSTAR (electric and gas utility)

Rodney D. Johnson[4] 55 East 52nd Street New York, NY 10055 1941	Trustee	2009 to present	President, Fairmont Capital Advisors, Inc. since 1987; Member of Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 105 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	2009 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 105 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2009 to present	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 105 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2009 to present	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 105 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2009 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 105 Portfolios	None

Toby Rosenblatt[7] 55 East 52nd Street New York, NY 10055 1938	Trustee	2009 to present	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 105 Portfolios	A.P. Pharma Inc. (pharmaceuticals) (1983-2011)

Kenneth L. Urish[8] 55 East 52nd Street New York, NY 10055 1951	Trustee	2009 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 105 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2009 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 105 Portfolios	None

Interested Trustees[1,9]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	2011 to present	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	157 RICs consisting of 282 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	2009 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	157 RICs consisting of 282 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

[2]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s Board. As a result, although the chart shows the Trustees as joining the Trust’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Oversight Committee.
[4]	Co-Chair of the Board of Trustees.
[5]	Chair of the Governance Committee.
[6]	Chair of the Compliance Committee.
[7]	Vice-Chair of the Performance Oversight Committee.
[8]	Chair of the Audit Committee.
[9]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and portfolios overseen in the BlackRock-advised Funds and any public company and investment company directorships held during the past five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	2010 to present	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	62 RICs consisting of 187 Portfolios	None

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 90 Portfolios	None

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.	157 RICs consisting of 282 Portfolios	None

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.	24 RICs consisting of 90 Portfolios	None

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.	24 RICs consisting of 90 Portfolios	None

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer and Assistant Treasurer	2009 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	157 RICs consisting of 282 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships Held During Past Five Years

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2009 to present	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	157 RICs consisting of 282 Portfolios	None

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	2009 to present	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.	157 RICs consisting of 282 Portfolios	None

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	2010 to present[2]	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.	161 RICs consisting of 547 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board.
[2]	Mr. Shapiro served as Vice President and Chief Legal Officer of the Trust from 2007 to 2009.

Share Ownership Information

Information relating to each Trustee’s share ownership in the Portfolios and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2011 is set forth in the chart below:

Trustees	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Securities in the Supervised Funds

Interested Trustees:

Paul L. Audet	None	Over $100,000

Henry Gabbay	None	Over $100,000

Independent Trustees:

David O. Beim	None	Over $100,000

Ronald W. Forbes	None	Over $100,000

Dr. Matina S. Horner	None	Over $100,000

Rodney D. Johnson	None	Over $100,000

Herbert I. London	None	$50,001-$100,000

Cynthia A. Montgomery	None	Over $100,000

Joseph P. Platt	None	Over $100,000

Robert C. Robb, Jr.	None	Over $100,000

Toby Rosenblatt	None	Over $100,000

Kenneth L. Urish	None	Over $100,000

Frederick W. Winter	None	Over $100,000

As of April 2, 2012, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of any class of the outstanding shares of each Portfolio. As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Manager.

Compensation of Trustees

Each current Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the Closed-End Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $506,250, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board or any other BlackRock-advised Fund may modify the board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

The following table sets forth the compensation paid to the Trustees for the fiscal period ended December 31, 2011, and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2011. The Trustees do not receive additional compensation from the Trust with respect to the Portfolios.

Trustees	LifePath® Index Retirement Master Portfolio	LifePath® Index 2020 Master Portfolio	LifePath® Index 2025 Master Portfolio	LifePath® Index 2030 Master Portfolio	LifePath® Index 2035 Master Portfolio

Independent Trustees:

David O. Beim[2]	$98	$98	$98	$98	$98

Ronald W. Forbes[3]	$98	$98	$98	$98	$98

Dr. Matina S. Horner[4]	$98	$98	$98	$98	$98

Rodney D. Johnson[3]	$98	$98	$98	$98	$98

Herbert I. London	$98	$98	$98	$98	$98

Cynthia A. Montgomery	$98	$98	$98	$98	$98

Joseph P. Platt[5]	$98	$98	$98	$98	$98

Robert C. Robb, Jr.	$98	$98	$98	$98	$98

Toby Rosenblatt[6]	$98	$98	$98	$98	$98

Kenneth L. Urish[7]	$98	$98	$98	$98	$98

Frederick W. Winter	$98	$98	$98	$98	$98

Interested Trustees:

Paul L. Audet[8]	None	None	None	None	None

Richard S. Davis[9]	None	None	None	None	None

Henry Gabbay	$144	$144	$144	$143	$143

Trustees	LifePath® Index 2040 Master Portfolio	LifePath® Index 2045 Master Portfolio	LifePath® Index 2050 Master Portfolio	LifePath® Index 2055 Master Portfolio	Aggregate Compensation from the Master Portfolios and Other BlackRock-Advised Funds

Independent Trustees:

David O. Beim[2]	$98	$98	$98	$98	$300,000

Ronald W. Forbes[3]	$98	$98	$98	$98	$320,000

Dr. Matina S. Horner[4]	$98	$98	$98	$98	$300,000

Rodney D. Johnson[3]	$98	$98	$98	$98	$320,000

Herbert I. London	$98	$98	$98	$98	$275,000

Cynthia A. Montgomery	$98	$98	$98	$98	$275,000

Joseph P. Platt[5]	$98	$98	$98	$98	$310,000

Robert C. Robb, Jr.	$98	$98	$98	$98	$275,000

Toby Rosenblatt[6]	$98	$98	$98	$98	$300,000

Kenneth L. Urish[7]	$98	$98	$98	$98	$310,500

Frederick W. Winter	$98	$98	$98	$98	$275,000

Interested Trustees:

Paul L. Audet[8]	None	None	None	None	None

Richard S. Davis[9]	None	None	None	None	None

Henry Gabbay	$143	$143	$143	$143	$625,000

[1]	For the number of BlackRock-advised RICs and Portfolios from which each Trustee receives compensation, see the Biographical Information chart beginning on page I-15.
[2]	Chair of the Performance Oversight Committee
[3]	Co-Chair of the Board
[4]	Chair of the Governance Committee
[5]	Chair of the Compliance Committee
[6]	Vice Chair of the Performance Oversight Committee
[7]	Chair of the Audit Committee
[8]	Mr. Audet was appointed to serve as a Trustee of the Trust and of MIP effective September 22, 2011.
[9]	Mr. Davis resigned as a Trustee of the Trust and of MIP and as a director or trustee of all other BlackRock-advised Funds in September 2011.

IV.	Management and Advisory Arrangements

Investment Adviser

BFA provides investment advisory services to each Master Portfolio pursuant to an investment advisory contract (the “Advisory Contract”) with MIP. Pursuant to the Advisory Contract, BFA furnishes to MIP’s Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio.

BFA is an indirect wholly-owned subsidiary of BlackRock, Inc.

The corresponding Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of Independent Trustees of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The corresponding Advisory Contract is terminable without penalty on 60 days’ written notice by either party. The corresponding Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

BFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of each Master Portfolio.

For the fiscal period shown, the related Master Portfolio of each Portfolio paid BFA management fees (after waivers and reimbursements), and BFA waived management fees and reimbursed expenses, as follows:

	Fiscal Period May 31, 2011[1] to December 31, 2011
Master Portfolio	Fees Paid (After Waivers and Reimbursements)	Fees Waived	Reimbursements

LifePath® Index Retirement Master Portfolio	$0	$(574)	$0

LifePath® Index 2020 Master Portfolio	$0	$(560)	$0

LifePath® Index 2025 Master Portfolio	$0	$(554)	$0

LifePath® Index 2030 Master Portfolio	$0	$(548)	$0

LifePath® Index 2035 Master Portfolio	$0	$(543)	$0

LifePath® Index 2040 Master Portfolio	$0	$(539)	$0

LifePath® Index 2045 Master Portfolio	$0	$(534)	$0

LifePath® Index 2050 Master Portfolio	$0	$(531)	$0

LifePath® Index 2055 Master Portfolio	$0	$(528)	$0

[1]	Commencement of operations.

Underlying Funds. BFA or its affiliate serves as investment adviser to the Underlying Funds. Each Master Portfolio, as a shareholder of the Underlying Funds, bears a pro rata share of the Underlying Funds’ management fees, which are based on aggregate net assets, as listed in the chart below.

Please note that the list of Underlying Funds below is as of March 31, 2012 but BFA may, at its discretion, add, eliminate or replace Underlying Funds at any time without notice to shareholders.

Underlying Fund	Advisory Fee

ACWI ex-US Index Master Portfolio	0.15%

BlackRock Cash Funds: Institutional	0.07%[1]

Bond Index Master Portfolio	0.08%

iShares Barclays TIPS Bond Fund	0.20%

iShares MSCI EAFE Small Cap Index Fund	0.40%

Master Small Cap Index Series	0.01%[2]

Russell 1000 Index Master Portfolio	0.05%

1	The management fee for the BlackRock Cash Funds: Institutional is 0.10%, however, BFA has contractually agreed to waive a portion of its management fee through April 30, 2013. After giving effect to such contractual waiver, the management fee will be 0.07%.
2	The management fee for Master Small Cap Index Series is 0.01%, however, BlackRock Advisors, LLC has contractually agreed to waive a portion of its fee through April 30, 2013 in order to limit total operating expenses incurred to 0.08% of Master Small Cap Index Series’ average daily net assets. For the fiscal year ended December 31, 2011, the advisory fee rate was 0.00%.

Administrator

The Trust has engaged BTC to provide certain administration services to the Portfolios. BTC and its affiliates provide the Portfolios with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Portfolios’ administrative operations, preparation of proxy statements and shareholder reports. BTC is entitled to receive an annual administration fee of 0.03% of average daily net assets of each Portfolio for providing administrative services. Effective July 1, 2012, BlackRock Advisors, LLC will replace BTC as each Portfolio’s administrator and will serve subject to terms that are substantially similar to those set forth in the Prospectuses and in this Statement of Additional Information.

For the fiscal period shown, each Portfolio paid BTC administration fees (after waivers and reimbursements), and BTC waived administration fees and reimbursed expenses, as follows:

	Fiscal Period May 31, 2011[1] to December 31, 2011
Portfolio	Fees Paid (After Waivers and Reimbursements)	Fees Waived	Reimbursements

LifePath® Index Retirement Portfolio	$0	$(343)	$0

LifePath® Index 2020 Portfolio	$0	$(334)	$0

LifePath® Index 2025 Portfolio	$0	$(331)	$0

LifePath® Index 2030 Portfolio	$0	$(327)	$0

LifePath® Index 2035 Portfolio	$0	$(324)	$0

LifePath® Index 2040 Portfolio	$0	$(322)	$0

LifePath® Index 2045 Portfolio	$0	$(319)	$0

LifePath® Index 2050 Portfolio	$0	$(317)	$0

LifePath® Index 2055 Portfolio	$0	$(315)	$0

[1]	Commencement of operations.

Information Regarding the Portfolio Managers

Leslie Gambon, Alan Mason and Amy Whitelaw, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Master Portfolio’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Master Portfolios, as applicable, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

LifePath® Index Retirement Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2020 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2025 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2030 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2035 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2040 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2045 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2050 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

LifePath® Index 2055 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leslie Gambon	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Alan Mason	18	223	136	0	0	0
	$10.23 Billion	$247.5 Billion	$33.92 Billion	$0	$0	$0

Amy Whitelaw	18	100	83	0	0	0
	$10.23 Billion	$73.31 Billion	$13.01 Billion	$0	$0	$0

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief

Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of each of Mdmes. Gambon and Whitelaw and Mr. Mason is not measured against a specific benchmark.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Ms. Gambon has received long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. All of the eligible portfolio managers have participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($250,000 for 2012). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the Purchase Date. Mdmes. Gambon and Whitelaw and Mr. Mason are each eligible to participate in these plans.

Portfolio Ownership

As of December 31, 2011, the portfolio managers beneficially owned no interests in any of the Portfolios that invest in Master Portfolios for which they are primarily responsible for the day-to-day management.

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to a Portfolio. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to a Portfolio. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to a Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Portfolio. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio managers of the Portfolios are not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Custodian

State Street Bank and Trust Company (“State Street”) is the custodian for each Portfolio and Master Portfolio and is located at 100 Summer Street, Boston, Massachusetts 02110. The custodian, among other things, maintains a custody account or accounts in the name of the Portfolios and Master Portfolios; receives and delivers all assets for the Portfolios and Master Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Portfolios and Master Portfolios; and pays all expenses of the Portfolios. On a monthly basis, State Street nets each Portfolio’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Portfolio’s fiscal year will not expire. Net debits at the end of a given month are added to each Portfolio’s custody bill and paid by the Portfolio.

Transfer and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc., a subsidiary of The Bank of New York Mellon Corporation, acts as each Portfolio’s transfer and dividend disbursing agent and is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

V.	Information on Distribution Related Expenses

BlackRock Investments, LLC (“BRIL”) is the distributor for the Portfolios’ shares. BRIL is a registered broker-dealer located at 40 East 52nd Street, New York, New York 10022.

The Trust has entered into a distribution agreement with BRIL in connection with the continuous offering of shares of the Portfolios.

The Trust has adopted a Distribution Plan for Investor A Shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which the Investor A Shares of each Portfolio pay the Distributor an ongoing service fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to such shares. The Independent Trustees believe that there is reasonable likelihood that the Plan will benefit each Portfolio and its Investor A shareholders.

The table below provides information for the period May 31, 2011 (commencement of operations) to December 31, 2011 about the 12b-1 fees each Portfolio paid to BRIL under the Plan. A significant amount of the fees collected by BRIL were paid to affiliates for providing shareholder servicing activities for Investor A Shares.

Portfolio	Investor A Shares

LifePath® Index Retirement Portfolio	$36

LifePath® Index 2020 Portfolio	$35

LifePath® Index 2025 Portfolio	$35

LifePath® Index 2030 Portfolio	$34

LifePath® Index 2035 Portfolio	$35

LifePath® Index 2040 Portfolio	$34

LifePath® Index 2045 Portfolio	$33

LifePath® Index 2050 Portfolio	$37

LifePath® Index 2055 Portfolio	$33

VI.	Computation of Offering Price per Share

The offering price for an share of a Portfolio is computed by dividing the value of the share class’ net assets by the number of shares of that class outstanding for that Portfolio. For more information on the purchasing and valuation of shares, please see “Purchase of Shares” and “Pricing of Shares” in Part II of this Statement of Additional Information.

VII.	Portfolio Transactions and Brokerage

See “Portfolio Transactions and Brokerage” in Part II of this Statement of Additional Information for more information.

Information about the brokerage commissions paid by each Master Portfolio is set forth in the following table:

Master Portfolio	Fiscal Period May 31, 2011[1] to December 31, 2011

LifePath® Index Retirement Master Portfolio	$73

LifePath® Index 2020 Master Portfolio	$88

LifePath® Index 2025 Master Portfolio	$93

LifePath® Index 2030 Master Portfolio	$98

LifePath® Index 2035 Master Portfolio	$102

LifePath® Index 2040 Master Portfolio	$103

LifePath® Index 2045 Master Portfolio	$110

LifePath® Index 2050 Master Portfolio	$113

LifePath® Index 2055 Master Portfolio	$118

[1]	Commencement of operations.

For the period May 31, 2011 (commencement of operations) to December 31, 2011, the Master Portfolios paid no brokerage commissions to brokers affiliated with the Master Portfolios or BFA.

As of December 31, 2011, none of the Master Portfolios owned securities of its “regular brokers or dealers” (as defined in Rule 10b-1 under the 1940 Act) or their parents.

VIII.	Additional Information

Principal Shareholders

To the knowledge of the Trust, the following entities owned beneficially or of record 5% or more of any class of a Portfolio’s shares as of March 30, 2012:

LifePath Index Retirement Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retirement Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	94.05%	Investor A Shares

*New York Life Trust Company Omnibus	690 Canton Street Westwood, MA 02090-2321	5.36%	Investor A Shares

*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	88.29%	Institutional Shares

*Fidelity Investments Institutional Op Co Inc FIIOC As Agent for Certain Employee Ben Plan	100 Magellan Way Covington, KY 41015-0000	6.61%	Institutional Shares

*Charles Schwab & Co Inc	101 Montgomery Street San Francisco, CA 94104-4122	51.82%	Class K Shares

*Orchard Trust Co TTEE Employee Benefits Clients	8515 E Orchard Road Greenwood Village, CO 80111	17.86%	Class K Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	12.52%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	9.80%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	6.25%	Class K Shares

LifePath Index 2020 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	99.23%	Investor A Shares

*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	65.15%	Institutional Shares

*New York Life Trust Company Omnibus	690 Canton St. Westwood, MA 02090-2321	24.84%	Institutional Shares

*Fidelity Investments Institutional Op Co Inc FIIOC As Agent for Certain Employee Ben Plan	100 Magellan Way Covington, KY 41015-0000	9.78%	Institutional Shares

*Charles Schwab & Co Inc	101 Montgomery Street San Francisco, CA 94104-4122	64.83%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	11.20%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	9.80%	Class K Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	6.99%	Class K Shares

LifePath Index 2025 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	92.89%	Investor A Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	5.57%	Investor A Shares

*Fidelity Investments Institutional Op Co Inc FIIOC As Agent for Certain Employee Ben Plan	100 Magellan Way Covington, KY 41015-0000	95.09%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	36.34%	Class K Shares

*Orchard Trust Co TTEE FBO Putnam Investments	8515 E Orchard Road Greenwood Village, CO 80111	31.22%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	18.68%	Class K Shares

*Orchard Trust Co TTEE Employee Benefits Clients	8515 E Orchard Road Greenwood Village, CO 80111	7.47%	Class K Shares

LifePath Index 2030 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	99.07%	Investor A Shares

*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	52.60%	Institutional Shares

*New York Life Trust Company Omnibus	690 Canton Street Westwood, MA 02090-2321	46.18%	Institutional Shares

*Charles Schwab & Co Inc	101 Montgomery Street San Francisco, CA 94104-4122	64.91%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	9.43%	Class K Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	9.16%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	9.11%	Class K Shares

LifePath Index 2035 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	56.00%	Investor A Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	23.10%	Investor A Shares

*Reliance Trust Company FBO West Development	PO Box 48529 Atlanta, GA 30362	20.62%	Investor A Shares

*Fidelity Investments Institutional Op Co Inc FIIOC As Agent for Certain Employee Ben Plan	100 Magellan Way Covington, KY 41015-0000	90.85%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	9.15%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	53.90%	Class K Shares

*Orchard Trust Co TTEE Employee Benefits Clients	8515 E Orchard Road Greenwood Village, CO 80111	25.05%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	12.92%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	6.56%	Class K Shares

LifePath Index 2040 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	99.02%	Investor A Shares

*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	54.36%	Institutional Shares

*New York Life Trust Company Omnibus	690 Canton Street Westwood, MA 02090-2321	45.11%	Institutional Shares

*Charles Schwab & Co Inc	101 Montgomery Street San Francisco, CA 94104-4122	63.70%	Class K Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	14.36%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	12.99%	Class K Shares

LifePath Index 2045 Portfolio

Name	Address	%	Class

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	38.35%	Investor A Shares

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	27.79%	Investor A Shares

*Reliance Trust Company FBO West Development	PO Box 48529 Atlanta, GA 30362	24.01%	Investor A Shares

*BNYM Investment Services Trust Co Cust Roth IRA FBO	301 Bellevue Parkway Wilmington, DE 19809	9.84%	Investor A Shares

*Fidelity Investments Institutional Op Co Inc FIIOC As Agent for Certain Employee Ben Plan	100 Magellan Way Covington, KY 41015-0000	80.07%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	19.87%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	69.99%	Class K Shares

*Orchard Trust Co TTEE Employee Benefits Clients	8515 E Orchard Road Greenwood Village, CO 80111	13.73%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	9.63%	Class K Shares

*NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K)	100 Magellan Way Covington, KY 41015-1987	6.04%	Class K Shares

LifePath Index 2050 Portfolio

Name	Address	%	Class

*JP Morgan Chase as Trustee FBO Global Brass and Copper, Inc. Retire Savings Plan	9300 Ward Parkway Kansas City, MO 64114-3317	57.18%	Investor A Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	27.59%	Investor A Shares

*Reliance Trust Company FBO West Development	PO Box 48529 Atlanta, GA 30362	10.06%	Investor A Shares

*New York Life Trust Company Omnibus	690 Canton Street Westwood, MA 02090-2321	94.97%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	57.97%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	19.40%	Class K Shares

*Charles Schwab & Co Inc	101 Montgomery Street San Francisco, CA 94104-4122	12.05%	Class K Shares

LifePath Index 2055 Portfolio

Name	Address	%	Class

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	70.77%	Investor A Shares

*Reliance Trust Company FBO West Development	PO Box 48529 Atlanta, GA 30362	29.23%	Investor A Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	100.00%	Institutional Shares

*BlackRock Holdco2 Inc.	40 E 52nd Street New York, NY 10022-5911	83.05%	Class K Shares

*DCGT As TTEE and/or Cust FBO Principal Financial Group Qualified Prin Advtg Omnibus	711 High Street Des Moines, IA 50303	8.96%	Class K Shares

*Record holder that does not beneficially own the shares.

Capital Stock

As of the date of this Statement of Additional Information, the beneficial interests in the Trust are divided into transferable shares of 27 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Portfolio’s fundamental investment policies.

History of the Trust

BlackRock Funds III (the “Trust”) was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware under the name Barclays Global Investors Fund. The Trust was originally organized as a Maryland corporation named Barclays Global Investors Funds, Inc. (the “Maryland corporation”). On August 21, 2001, the Board of Directors of the Maryland corporation approved a proposal to redomicile the Maryland corporation in Delaware as a Delaware statutory trust (the “Redomiciling”). Shareholders of the Maryland corporation approved the Redomiciling on November 16, 2001. The Trust was established with multiple series corresponding to, and having identical designations as, the series of the Maryland corporation. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Maryland corporation and adopted the Maryland corporation’s registration statement. Shortly thereafter, the Maryland corporation was dissolved. On December 1, 2009, the Trust was renamed BlackRock Funds III.

IX.	Financial Statements

The audited financial statements of the Portfolios, including the report of the independent registered public accounting firm, are incorporated in this Statement of Additional Information by reference to the Portfolios’ 2011 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) 441-7762 between 8:00 a.m. and 6:00 p.m. Eastern time on any business day.

X.	Disclaimers

The iShares S&P 500 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the “iShares S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s or its affiliates. Standard & Poor’s and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor’s Indexes to track general stock market performance. Standard & Poor’s and its affiliates’ only relationship to the iShares Trust (as used in these Disclaimers, the “Trust”), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor’s and its affiliates and of the Standard & Poor’s Indexes, which are determined, composed and calculated by Standard & Poor’s and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor’s and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor’s Indexes. Standard & Poor’s and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor’s and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor’s and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor’s Indexes or any data included therein and Standard & Poor’s and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor’s Indexes or any data included therein. Standard & Poor’s and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor’s Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the “iShares Russell Funds”) are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group’s and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares J.P. Morgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares J.P. Morgan USD Emerging Markets Bond Fund particularly or the ability of the J.P. Morgan EMBI Global Core Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of J.P. Morgan and of the J.P. Morgan EMBI Global Core Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BTC, BFA or the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the J.P. Morgan EMBI Global Core Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares J.P. Morgan USD Emerging Markets Bond Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the iShares J.P. Morgan USD Emerging Markets Bond Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the J.P. Morgan EMBI Global Core Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the J.P. Morgan USD Emerging Markets Bond Fund or any other person or entity from the use of the J.P. Morgan EMBI Global Core Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the J.P. Morgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the J.P. Morgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx $ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together, the “FTSE Licensor Parties”). None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or

any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the “iShares MSCI Index Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee’s customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the “Barclays Capital Funds”) are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds’ underlying indexes (the “Underlying Indexes”) to track general bond market performance. Barclays Capital’s only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

PART II

Throughout this Statement of Additional Information (“SAI”), each BlackRock-advised fund may be referred to as a “Fund” or collectively with others as the “Funds.” Certain Funds may also be referred to as “Municipal Funds” if they invest certain of their assets in municipal investments described below.

Each Fund is organized either as a Maryland corporation, a Massachusetts business trust or a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease and clarity of presentation, shares of common stock and shares of beneficial interest are referred to herein as “shares” or “Common Stock,” holders of shares of Common Stock are referred to as “shareholders,” the trustees or directors of each Fund are referred to as “Directors,” BlackRock Advisors, LLC or its affiliates is the investment adviser or manager of each Fund and is referred to herein as the “Manager” or “BlackRock,” and the investment advisory agreement or management agreement applicable to each Fund is referred to as the “Management Agreement.” Each Fund’s Articles of Incorporation or Declaration of Trust, together with all amendments thereto, is referred to as its “charter.” The Investment Company Act of 1940, as amended, is referred to herein as the “Investment Company Act.” The Securities Act of 1933, as amended, is referred to herein as the “Securities Act.” The Securities and Exchange Commission is referred to herein as the “Commission” or the “SEC.”

Certain Funds are “feeder” funds (each, a “Feeder Fund”) that invest all or a portion of their assets in a corresponding “master” portfolio (each, a “Master Portfolio”) of a master limited liability company (each, a “Master LLC”), a mutual fund that has the same objective and strategies as the Feeder Fund. All investments are generally made at the level of the Master Portfolio. This structure is sometimes called a “master/feeder” structure. A Feeder Fund’s investment results will correspond directly to the investment results of the underlying Master Portfolio in which it invests. For simplicity, this SAI uses the term “Fund” to include both a Feeder Fund and its Master Portfolio.

In addition to containing information about the Funds, Part II of this SAI contains general information about all funds in the BlackRock-advised fund complex. Certain information contained herein may not be relevant to a particular Fund.

INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Funds may use, and the risks and considerations associated with those investments and investment strategies. Please see each Fund’s Prospectus and the “Investment Objectives and Policies” section of Part I of this SAI for further information on each Fund’s investment policies and risks. Information contained in this section about the risks and considerations associated with a Fund’s investments and/or investment strategies applies only to those Funds specifically identified in Part I of the SAI as making each type of investment or using each investment strategy (each, a “Covered Fund”). Information that does not apply to a Covered Fund does not form a part of that Covered Fund’s Statement of Additional Information and should not be relied on by investors in that Covered Fund. Only information that is clearly identified as applicable to a Covered Fund is considered to form a part of that Covered Fund’s Statement of Additional Information.

144A Securities. A Fund may purchase securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act. The Directors have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund’s Directors. The Directors have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of 144A securities. The Directors, however, will retain sufficient oversight and will ultimately be responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor a Fund’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Asset-Backed Securities. Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by a Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Asset-Based Securities. Certain Funds may invest in debt, preferred or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion. These securities are referred to as “asset-based securities.” A Fund will purchase only asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade (for example, AAA, AA, A or BBB by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or commercial paper rated A-1 by S&P or Prime-1 by Moody’s) or by issuers that the Manager has determined to be of similar creditworthiness. Obligations ranked in the fourth highest rating category, while considered “investment grade,” may have certain speculative characteristics and may be more likely to be downgraded than securities rated in the three highest rating categories. If an asset-based security is backed by a bank letter of credit or other similar facility, the Manager may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no Fund presently intends to invest directly in natural resource assets, a Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Precious Metal-Related Securities. A Fund may invest in the securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies. The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Bank Loans. Certain Funds may invest in bank loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. Certain Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). A Fund considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Fund’s manager to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Funds may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby a Fund would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Purchases and Forward Commitments” below.

A Fund may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Funds’ manager that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that a Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.

The Loans in which the Fund may invest are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a Loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Borrowing and Leverage. Each Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Certain Funds will not purchase securities at any time when borrowings exceed 5% of their total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. Certain Funds may also borrow in order to make investments. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used and, therefore, the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Manager from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Each Fund may at times borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Cash Flows; Expenses. The ability of each Fund to satisfy its investment objective depends to some extent on the Manager’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The Manager will make investment changes to a Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Fund’s target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency and accounting costs) that will be borne by the Funds. Finally, since each Fund seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Fund’s assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions (“U.S. Government Securities”); (ii) other fixed-income securities rated Aa or higher by Moody’s or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.

Collateralized Debt Obligations. Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial Paper. Certain Funds may purchase commercial paper. Commercial paper purchasable by each Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act. Most Funds can purchase commercial paper rated (at the time of purchase) “A-1” by S&P or “Prime-1” by Moody’s or when deemed advisable by a Fund’s Manager or sub-adviser, “high quality” issues rated “A-2”, “Prime-2” or “F-2” by S&P, Moody’s or Fitch, respectively.

Commodity-Linked Derivative Instruments and Hybrid Instruments. Certain Funds seek to gain exposure to the commodities markets primarily through investments in hybrid instruments. Hybrid instruments are either equity or debt derivative securities with one or more commodity-dependent components that have payment features similar to a commodity futures contract, a commodity option contract, or a combination of both. Therefore, these instruments are “commodity-linked.” They are considered “hybrid” instruments because they have both commodity-like and security-like characteristics. Hybrid instruments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to under-perform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Qualifying Hybrid Instruments. Certain Funds may invest in hybrid instruments that qualify for exclusion from regulation under the Commodity Exchange Act and the regulations adopted thereunder. A hybrid instrument that qualifies for this exclusion from regulation must be “predominantly a security.” A hybrid instrument is considered to be predominantly a security if (a) the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument; (b) the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (a), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity; (c) the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and (d) the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to applicable provisions of the Commodity Exchange Act. Hybrid instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Fund will receive at maturity the face or stated value of the note. With a principal protected hybrid instrument, the Fund will receive at maturity the greater of the par value of the note or the increase in its value based on the underlying commodity or index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity. The Manager’s decision whether to use principal protection depends in part on the cost of the protection. In addition, the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and, therefore, depends on the creditworthiness of the issuer. With full principal protection, the Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument, or potentially, an amount greater than the stated par value if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked has increased in value. Partially protected hybrid instruments may suffer some loss of principal if the underlying commodity, index, futures contract or economic variable to which the hybrid instrument is linked declines in value during the term of the hybrid instrument. However, partially protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

Hybrid Instruments Without Principal Protection. Certain Funds may invest in hybrid instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity price, futures contract, index or other economic variable may have declined sufficiently in value such that some or all of the face value of the hybrid instrument might not be returned. The Manager, at its discretion, may invest in a partially protected principal structured note or a note without principal protection. In deciding to purchase a note without principal protection, the Manager may consider, among other things, the expected performance of the underlying commodity futures contract, index or other economic variable over the term of the note, the cost of the note, and any other economic factors that the Manager believes are relevant.

Limitations on Leverage. Some of the hybrid instruments in which a Fund may invest may involve leverage. To avoid being subject to undue leverage risk, a Fund will seek to limit the amount of economic leverage it has under any one hybrid instrument that it buys and the leverage of the Fund’s overall portfolio. A Fund will not invest in a hybrid instrument if, at the time of purchase: (i) that instrument’s “leverage ratio” exceeds 300% of the price increase in the underlying commodity, futures contract, index or other economic variable or (ii) the Fund’s “portfolio leverage ratio” exceeds 150%, measured at the time of purchase. “Leverage ratio” is the expected increase in the value of a hybrid instrument, assuming a one percent price increase in the underlying commodity, futures contract, index or other economic factor. In other words, for a hybrid instrument with a leverage factor of 150%, a 1% gain in the underlying economic variable would be expected to result in a 1.5% gain in value for the hybrid instrument. Conversely, a hybrid instrument with a leverage factor of 150% would suffer a 1.5% loss if the underlying economic variable lost 1% of its value. “Portfolio leverage ratio” is defined as the average (mean) leverage ratio of all instruments in a Fund’s portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on a Fund’s use of leverage stated above conflicts with the Investment Company Act or the rules and regulations thereunder, the Fund will comply with the applicable provisions of the Investment Company Act. A Fund may at times or from time to time decide not to use leverage in its investments or use less leverage than may otherwise be allowable.

Counterparty Risk. A significant risk of hybrid instruments is counterparty risk. Unlike exchange-traded futures and options, which are standard contracts, hybrid instruments are customized securities, tailor-made by a specific issuer. With a listed futures or options contract, an investor’s counterparty is the exchange clearinghouse. Exchange clearinghouses are capitalized by the exchange members and typically have high investment grade ratings (e.g., ratings of AAA or AA by S&P). Therefore, the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity. However, with a hybrid instrument, a Fund will take on the counterparty credit risk of the issuer. That is, at maturity of the hybrid instrument, there is a risk that the issuer may be unable to perform its obligations under the structured note.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk. As described below, a Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

A Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote a Fund’s objective than alternative investments. For example, the Manager may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. Credit risk is reduced to the extent a Fund limits its debt investments to U.S. Government securities.

All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by Fund management, a Fund’s investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities.

During periods of rising interest rates, the average life of certain fixed income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk.

The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Funds are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of a Fund’s assets will vary.

Depositary Receipts (ADRs, EDRs and GDRs). Certain Funds may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Foreign Investment Risks.”

Derivatives

Each Fund may use instruments referred to as derivative securities. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund may use derivatives for hedging purposes. Certain Funds may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Unless otherwise permitted, no Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that a Fund’s hedging strategies will be effective. No Fund is required to engage in hedging transactions and each Fund may choose not to do so.

A Fund may use derivative instruments and trading strategies, including the following:

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, the Fund’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices. A Fund may also invest in so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for a Fund that allow the Fund to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

The Funds may invest up to 10% of their total assets in leveraged inverse floating rate debt instruments (“inverse floaters”). Tender option bonds (including residual interests thereon) are excluded from this 10% limitation.

Swap Agreements. A Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by marking as segregated liquid, unencumbered assets, marked to market daily, to avoid any potential leveraging of the Fund’s portfolio.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Manager’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will seek to lessen this risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counterparties. Swap agreements also bear the risk that a Fund will not be able to meet its payment obligations to the counterparty. As noted, however, a Fund will deposit in a segregated account liquid assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the Fund’s liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Restrictions imposed by the tax rules applicable to regulated investment companies, may limit the Fund’s ability to use swap agreements. The swap market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect each Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

See “Credit Default Swap Agreements,” “Interest Rate Swaps, Caps and Floors” and “Municipal Interest Rate Swap Agreements” below for further information on particular types of swap agreements that may be used by certain Funds.

Interest Rate Swaps, Caps and Floors. In order to hedge the value of a Fund’s portfolio against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Fund may also invest in interest rate swaps to enhance income or to increase the Fund’s yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). In an interest rate swap, a Fund may exchange with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds a mortgage- backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Fund to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Fund holds a mortgage-backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

A Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams). Inasmuch as these transactions are entered into for good faith hedging purposes, the Manager believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

If the interest rate swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be maintained in a segregated account.

Typically the parties with which a Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. A Fund will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating.

If there is a default by the counterparty to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain Federal income tax requirements may limit a Fund’s ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. Certain Funds may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up -front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up -front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up -front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Interest Rate Transactions and Swaptions. A Fund, to the extent permitted under applicable law, may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”) on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. They may also be used for speculation to increase returns.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”. Caps and floors are less liquid than swaps.

A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

A Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its Manager or sub-adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by Commission guidelines. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Types of Options

Options on Securities and Securities Indices. A Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rates (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such investments may be made on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Call Options. A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets designated on the adviser’s or sub-adviser’s books and records to the extent required by Commission guidelines.

A Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund’s exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options. A Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid assets. A Fund will receive a premium for writing a put option, which increases the Fund’s return. With respect to BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock International V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock S&P 500 V.I. Fund, BlackRock Value Opportunities V.I. Fund, each a series of BlackRock Variable Series Funds, Inc., and BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock Large Cap Core Portfolio, each a series of BlackRock Series Fund, Inc., a Fund will not sell puts if, as a result, more than 50% of the Fund’s assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such a transaction, a Fund will segregate unencumbered liquid assets with a value at least equal to the Fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund’s portfolio. Such segregation will not limit the Fund’s exposure to loss.

Options on Government National Mortgage Association (“GNMA”) Certificates. The following information relates to the unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Fund, as a writer of a GNMA call holding GNMA Certificates as “cover” to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Fund will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its “cover.”

A GNMA Certificate held by a Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such Certificate with a certificate that represents cover. When a Fund closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Risks Associated with Options. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures

A Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

A Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

To maintain greater flexibility, a Fund may invest in instruments which have characteristics similar to futures contracts. These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s or sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the “Commodity Exchange Act”) and, therefore, the Funds are not subject to registration or regulation as commodity pool operators, under the Commodity Exchange Act.

Foreign Exchange Transactions. A Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, with respect to certain Funds, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. “Straddles” of the type that may be used by a Fund are considered to constitute hedging transactions. No Fund will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Funds, to seek to enhance returns. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. A Fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). A Fund will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

A Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. A Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, a Fund may hold both Canadian government bonds and Japanese government bonds, and the adviser or sub-adviser may believe that Canadian dollars will deteriorate against Japanese yen. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Funds are classified as non-deliverable forwards (NDF). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions. A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency. Open positions in forward foreign exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily. A Fund’s exposure to futures or options on currencies will be covered as described below under “Risk Factors in Derivatives.”

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to a Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.

Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what that Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC

Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses that exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Distressed Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Manager of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.

A Fund will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Fund will receive any interest payments on the Distressed Securities, the Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund’s ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by a Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

The Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.

Dollar Rolls. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. At the time a Fund enters into a dollar roll transaction, the Manager or sub-adviser will designate assets on its books and records in an amount equal to the amount of the Fund’s commitments and will subsequently monitor the account to ensure that its value is maintained.

Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. At the time a Fund sells securities and agrees to repurchase securities at a future date, the Fund will segregate liquid assets with a value equal to the repurchase price. A Fund may engage in dollar roll transactions to enhance return. Each dollar roll transaction is accounted for as a sale or purchase of a portfolio security and a subsequent purchase or sale of a substantially similar security in the forward market. Successful use of mortgage dollar rolls may depend upon the Manager’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Equity Securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts; general and limited partnerships and limited liability companies; and depositary receipts. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

From time to time certain of the Funds may invest in shares of companies through initial public offerings (“IPOs”). IPOs have the potential to produce, and have in fact produced, substantial gains for certain Funds. There is no assurance that any Fund will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

The Funds may invest in companies that have relatively small market capitalizations. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of smaller capitalized companies are often traded in the over-the-counter markets and may have fewer market makers and wider price spreads. This may result in greater price movements and less ability to sell a Fund’s investment than if the Fund held the securities of larger, more established companies.

Exchange Traded Notes (“ETNs”). Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Foreign Investment Risks. Certain Funds may invest in foreign securities, including securities from issuers located in emerging market countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.

In addition to equity securities, foreign investments of the Funds may include: (a) debt obligations issued or guaranteed by foreign sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of foreign banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in foreign currencies; (e) debt obligations denominated in the Euro; and (f) foreign corporate debt securities and commercial paper. Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Foreign Market Risk. Funds that may invest in foreign securities offer the potential for more diversification than a Fund that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States. A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Publicly Available Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Funding Agreements. Certain Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Guarantees. A Fund may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds, which are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if the Fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Information Concerning the Indices. Standard & Poor’s® 500 Index (“S&P 500”). “Standard & Poor’s®, S&P®, “S&P 500®, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by certain BlackRock funds. No Fund is sponsored, endorsed, sold or promoted by S&P, a division of The McGraw Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in any Fund. S&P makes no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P’s only relationship to certain Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of a Fund or the owners of shares of a Fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices and amount of any Fund or the timing of the issuance or sale of shares of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of any Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by a Fund, owners of shares of a Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Russell Indexes. No Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed any Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change a Russell Index. Frank Russell Company has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating a Russell Index.

Frank Russell Company’s publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which a Russell Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Indexes or any data included in the Russell Indexes. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell Indexes or any data included therein, or any security (or combination thereof) comprising the Russell Indexes. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Indexes or any data or any security (or combination thereof) included therein.

MSCI Europe, Australasia and Far East (Capitalization Weighted) Index (“EAFE Index”). The EAFE Index is the exclusive property of MSCI, Inc. (“MSCI”). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by the Manager and its affiliates.

No Fund is sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE Index. MSCI has no obligation to take the needs of any Fund or the owners of shares of any Fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of any Fund to be issued or in the determination or calculation of the equation by which the shares of a Fund are redeemable for cash. MSCI has no obligation or liability to owners of shares of a Fund in connection with the administration, marketing or trading of a Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which MSCI considers reliable, MSCI does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. MSCI makes no warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of shares of a Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. MSCI makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Investment Grade Debt Obligations. Certain Funds may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by a Fund’s Manager. Certain Funds may invest in debt securities rated Aaa by Moody’s or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of a Fund is subsequently downgraded below investment grade, the Fund’s Manager will consider such an event in determining whether the Fund should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities a Fund may hold, although under normal market conditions the manager do not expect to hold these securities to a material extent.

See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

Investment in Emerging Markets. Certain Funds may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Investment in non-dollar denominated securities including securities from issuers located in emerging market countries may be on either a currency hedged or unhedged basis, and the Funds may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, certain Funds may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Fund’s performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described below and under “Interest Rate Transactions and Currency Swaps,” Foreign Currency Transactions” and “Options and Futures Contracts.”

Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. Certain Funds may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies.

Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Certain developing Asia-Pacific countries, such as the Philippines, India and Turkey, are especially large debtors to commercial banks and foreign governments.

Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price and shareholder rights) than securities of the company available for purchase by nationals. There can be no assurance that a Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, a Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of a Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The Investment Company Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The expense ratios of the Funds investing significantly in foreign securities can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Brady Bonds. A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors described above associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investment in Other Investment Companies. Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including money market funds and exchange traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under the Investment Company Act a Fund may not acquire securities of an investment company if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and a Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio.) In addition to the restrictions on investing in other investment companies discussed above, a Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other BlackRock-advised investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to the Investment Company Act (or alternatively, pursuant to exemptive orders received from the Commission) these percentage limitations do not apply to investments in affiliated money market funds, and under certain circumstances, do not apply to investments in affiliated investment companies, including ETFs. In addition, many third-party ETFs have obtained exemptive relief from the Commission to permit unaffiliated funds (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. Further, under certain circumstances a Fund may be able to rely on certain provisions of the Investment Company Act to invest in shares of unaffiliated investment companies beyond the statutory limits noted above, but subject to certain other statutory restrictions.

As with other investments, investments in other investment companies are subject to market and selection risk.

Shares of investment companies, such as closed-end fund investment companies, that trade on an exchange may at times be acquired at market prices representing premiums to their net asset values. In addition, investment companies held by a Fund that trade on an exchange could trade at a discount from net asset value, and such discount could increase while the Fund holds the shares. If the market price of shares of an exchange-traded investment company decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.

In addition, if a Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by BlackRock. Please see the relevant Fund’s prospectus to determine whether any such management and advisory fees have been waived by BlackRock. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

To the extent shares of a Fund are held by an affiliated fund, the ability of the Fund itself to purchase other affiliated investment companies may be limited. In addition, a fund-of-funds (e.g., an investment company that seeks to meet its investment objective by investing significantly in other investment companies) may be limited in its ability to purchase affiliated underlying funds if such affiliated underlying funds themselves own shares of affiliated funds.

A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The restrictions on investments in securities of investment companies set forth above may limit opportunities for a Fund to invest indirectly in certain developing countries.

Junk Bonds. Non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds” are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

The major risks in junk bond investments include the following:

•

Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•

The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

•

Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

•

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If an issuer redeems the junk bonds, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•

Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on those of other higher rated fixed income securities.

•

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Fund may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Fund’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale. When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Fund’s securities, and judgment plays a more important role in determining such valuations.

•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•

The junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

•

The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities a Fund holds. Because of this, the Fund’s performance may depend more on the sub-adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting non-investment grade securities, the adviser or sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The sub-adviser continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for a Fund, the Fund’s sub-adviser will consider whether the Fund should continue to hold the security.

In the event that a Fund investing in high yield securities experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the junk bond markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Lease Obligations. A Fund may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

The Manager will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Manager will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Life Settlement Investments. A Fund may invest in life settlements, which are sales to third parties, such as the Fund, of existing life insurance contracts for more than their cash surrender value but less than the net benefits to be paid under the policies. When a Fund acquires such a contract, it pays the policy premiums in return for the expected receipt of the net benefit as the beneficiary under the policy. Investments in these contracts involve certain risks, including liquidity risk, credit risk of the insurance company, and inaccurate estimations of life expectancy of the insured individuals (viators). These policies are considered illiquid in that they are bought and sold in a secondary market through life settlement agents. As such, a Fund’s investments in life settlement contracts are subject to the Fund’s investment restriction relating to illiquid securities. Also, in the event of a bankruptcy of the insurance carrier for a policy, the Fund may receive reduced or no benefits under the contract. A Fund seeks to minimize credit risk by investing in policies issued by a diverse range of highly-rated insurance carriers. Furthermore, a Fund may encounter losses on its investments if there is an inaccurate estimation of the life expectancies of viators. A Fund intends to reduce this life expectancy risk by investing only in contracts where the life expectancy was reviewed by an experienced actuary, as well as by diversifying its investments across viators of varying ages and medical profiles. In addition, it is unclear whether the income from life settlements is qualifying income for purposes of the Internal Revenue Service 90% gross income test a Fund must satisfy each year to qualify as a regulated investment company (“RIC”). A Fund intends to monitor its investments to ensure that the Fund remains qualified as a RIC.

Liquidity Management. As a temporary defensive measure, if its Manager determines that market conditions warrant, certain Funds may invest without limitation in high quality money market instruments. Certain Funds may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Master Limited Partnerships. Certain Funds may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, a Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Certain Funds intend to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Merger Transaction Risk. In replicating its target index, a Fund may buy stock of the target company in an announced merger transaction prior to the consummation of such transaction. In that circumstance, a Fund would expect to receive an amount (whether in cash, stock of the acquiring company or a combination of both) in excess of the purchase price paid by the Fund for the target company’s stock. However, a Fund is subject to the risk that the merger transaction may be canceled, delayed or restructured, in which case a Fund’s holding of the target company’s stock may not result in any profit for the Fund and may lose significant value.

Mezzanine Investments. Certain Funds, consistent with their restrictions on investing in securities of a specific credit quality, may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. Certain Funds may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of a Fund’s investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

To the extent consistent with their investment objectives, a Fund may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Money Market Securities. Certain Funds may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Funds may invest in:

(a)	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

(b)	high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)	unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Fund’s Manager;

(d)	asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

(e)	securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts;

(f)	dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities;

(g)	funding agreements issued by highly-rated U.S. insurance companies;

(h)	securities issued or guaranteed by state or local governmental bodies;

(i)	repurchase agreements relating to the above instruments;

(j)	municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States;

(k)	fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(l)	tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(m)	municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(n)	unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by the Fund’s Manager under guidelines established by the Board; and

(o)	municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

Mortgage-Related Securities

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans that underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in mortgage-backed securities involve certain specific risks. These risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the weighted average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since the value of long-term securities generally fluctuates more widely in response to changes in interest rates than that of shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but that usually have some form of private credit enhancement.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans’ Administration (“VA”)-guaranteed mortgages. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition the U.S. Treasury Department agreed to provide Fannie Mae and Freddie

Mac up to $100 billion of capital each on an as needed basis to insure that they continue to provide liquidity to the housing and mortgage markets.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet a Fund’s quality standards. Any mortgage-related securities that are issued by private issuers have some exposure to subprime loans as well as to the mortgage and credit markets generally.

In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, often referred to as a “tranche,” each issued at a specific adjustable or fixed interest rate, and bearing a different stated maturity date and each must be fully retired no later than its final distribution date. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Fund in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Fund’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Fund may also invest in, among other things, parallel pay CMOs, sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index (“COFI”), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Classes of CMOs also include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PAC bonds generally require payments of a specified amount of principal on each payment date. The scheduled principal payments for PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities (“ARMs”) are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for a set number of scheduled monthly payments. After that schedule of payments has been completed, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM’s maximum rate, the ARM’s coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then used to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through one or more investment banking firms acting as brokers or dealers. CMO residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests.

Stripped Mortgage-Backed Securities. A Fund may invest in stripped mortgage-backed securities (“SMBSs”) issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage-backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or PO class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or IO class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Fund may purchase securities of a PO class, a Fund is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Fund generally will purchase IOs only as a component of so called “synthetic” securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Fund because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined “strike” rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the “strike” rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Municipal Investments

The Municipal Funds may invest in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (“Municipal Bonds”). Certain of the Municipal Funds may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of a Fund’s shares to be exempt from state and local taxes of the designated state (“State Municipal Bonds”). The Municipal Funds may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Manager believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (“Non-Municipal Tax-Exempt Securities”). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax-Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for Federal income tax purposes will be considered “Municipal Bonds” for purposes of a Municipal Fund’s investment objective and policies. Non-Municipal Tax-Exempt Securities that pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of a designated state and/or allow the value of a Fund’s shares to be exempt from state and local personal property taxes of that state will be considered “State Municipal Bonds” for purposes of the investment objective and policies of each of California Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund.

Risk Factors and Special Considerations Relating to Municipal Bonds. The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities may present similar risks, depending on the particular product. Certain instruments in which a Fund may invest may be characterized as derivatives.

The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which a Fund invests.

Description of Municipal Bonds

Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Other types of private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of Municipal Bonds are “general obligation” and “revenue” or “special obligation” bonds, which latter category includes private activity bonds (“PABs”) (or “industrial development bonds” under pre-1986 law).

General Obligation Bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

PABs. PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Moral Obligation Bonds. “Moral obligation” bonds are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that created the special purpose public authority that issued the bonds.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and a Fund may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

Municipal Lease Obligations. Also included within the general category of Municipal Bonds are certificates of participation (“COPs”) issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “lease obligations”) relating to such equipment, land or facilities. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Fund’s net assets. A Fund may, however, invest without regard to such limitation in lease obligations that the Manager, pursuant to guidelines that have been adopted by the Directors and subject to the supervision of the Directors, determines to be liquid. The Manager will deem lease obligations to be liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody’s, or BBB or better by S&P or Fitch Ratings (“Fitch”). Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Manager must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement — such as insurance — the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Fund’s operating expenses and adversely affect the net asset value of a Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Fund would not have the right to take possession of the assets. Any income derived from a Fund’s ownership or operation of such assets may not be tax-exempt. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), may limit the extent to which a Fund may exercise its rights by taking possession of such assets, because as a regulated investment company a Fund is subject to certain limitations on its investments and on the nature of its income.

Tender Option Bonds. Certain Funds may, invest in residual interest municipal tender option bonds, which are derivative interests in Municipal Bonds. The residual interest municipal tender option bonds in which the Funds will invest pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular Federal income tax. BlackRock will not conduct its own analysis of the tax status of the interest or income paid by residual interest municipal tender option bonds held by the Funds, but will rely on the opinion of counsel to the issuer. Although volatile, these residual interests typically offer the potential for yields exceeding the yields available on fixed rate Municipal Bonds with comparable credit quality, coupon, call provisions and maturity. The Funds may invest in residual interests for the purpose of using economic leverage.

Residual interest municipal tender option bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding Municipal Bonds purchased from a Fund or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third party investors, and residual interests, which a Fund would purchase. The short-term floating rate interests have first priority on the cash flow from the Municipal Bonds. A Fund is paid the residual cash flow from the special purpose trust. If the Fund is the initial seller of the Municipal Bonds to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used by the Fund to purchase additional Municipal Bonds or other permitted investments. If a Fund ever purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the special purpose trust in exchange for a proportionate amount of the Municipal Bonds owned by the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Municipal Bonds held in the special purpose trust are passed through to the Fund, as the holder of the residual interests.

A Fund may invest in highly leveraged residual interest municipal tender option bonds. A residual interest municipal tender option bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceeds 50% of the principal amount of the Municipal Bonds owned by the tender option bond trust.

The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the tender option bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the Municipal Bonds) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the Municipal Bonds owned by the tender option bond trust below investment grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the Municipal Bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the Municipal Bonds.

If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the Municipal Bonds owned by the tender option bond trust or to cause the tender option bond trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with a Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement and these transactions is as if the Fund had entered into a special type of reverse repurchase agreement with the sponsor of the tender option bond trust, pursuant to which the Fund is required to repurchase the Municipal Bonds it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests — most likely due to an adverse change in interest rates) but not others (such as a default of the Municipal Bonds). In order to cover any potential obligation of the Fund to the liquidity provider pursuant to this agreement, the Fund may designate on its books and records liquid instruments having a value not less than the amount, if any, by which the original purchase price of the floating rate interests issued by the related tender option bond trust exceeds the market value of the Municipal Bonds owned by the tender option bond trust.

A Fund may also invest in the short-term floating rate interest tender option bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Funds the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Investments in residual interest and floating rate interest tender option bonds may be considered derivatives and are subject to the risk thereof, including counterparty risk, interest rate risk and volatility.

Yields. Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. A Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Funds have been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that any Fund will invest more than a limited amount of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, a Fund’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, a Fund’s yield on a VRDO will increase and the Fund’s shareholders will have a reduced risk of capital depreciation.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to a Fund’s restriction on illiquid investments unless, in the judgment of the Directors such VRDO is liquid. The Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Directors, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

The VRDOs and Participating VRDOs in which a Fund may invest will be in the following rating categories at the time of purchase: MIG-1/ VMIG-1 through MIG-3/VMIG-3 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody’s), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch).

Transactions in Financial Futures Contracts. The Municipal Funds and certain other funds deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The

Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin.

The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by a Municipal Fund. As a result, a Municipal Fund’s ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Municipal Fund’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Bonds held by a Municipal Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Bonds held by a Municipal Fund may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Call Rights. A Fund may purchase a Municipal Bond issuer’s right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of a Fund’s net assets.

Municipal Interest Rate Swap Transactions. In order to hedge the value of a Fund against interest rate fluctuations or to enhance a Fund’s income, a Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Bond Market Association Municipal Swap Index swaps (“BMA Swaps”). To the extent that a Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions primarily as a hedge rather than as a speculative investment. However, a Fund also may invest in MMD Swaps and BMA Swaps to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Fund may purchase and sell BMA Swaps in the BMA swap market. In a BMA Swap, a Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the Bond Market Association Municipal Swap Index). Because the underlying index is a tax-exempt index, BMA Swaps may reduce cross-market risks incurred by a Fund and increase a Fund’s ability to hedge effectively. BMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a BMA Swap is approximately equal to the duration of a fixed-rate Municipal Bond with the same attributes as the swap (e.g., coupon, maturity, call feature).

A Fund may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, a Fund can create a synthetic long or short position, allowing the Fund to select the most attractive part of the yield curve. An MMD Swap is a contract between a Fund and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in BMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance. A Fund has no obligation to enter into BMA or MMD Swaps and may not do so. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund.

Insured Municipal Bonds. Bonds purchased by a Fund may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Fund purchases the insurance. Insurance is expected to protect the Fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not protect the Fund or its shareholders against losses caused by declines in a bond’s market value. Also, the Fund cannot be certain that any insurance company does not make these payments. In addition, if the Fund purchases the insurance, it may pay the premiums, which will reduce the Fund’s yield. The Fund seeks to use only insurance companies with claims paying ability, financial strength, or equivalent ratings of at least investment grade. However, if insurance from insurers with these ratings is not available, the Fund may use insurance companies with lower ratings or stop purchasing insurance or insured bonds. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Build America Bonds. If a Fund holds Build America Bonds, the Fund may be eligible to receive a Federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the fund receiving a tax credit. The interest on Build America Bonds is taxable for Federal income tax purposes. If the Fund does receive tax credits from Build America Bonds or other tax credit bonds on one or more specified dates during the fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “Build America Bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. If the Fund were to so elect, a shareholder would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits, and such amount would be subject to withholding provisions of the Code. Certain limitations may apply on the extent to which the credit may be claimed.

Net Interest Margin (NIM) Securities. A Fund may invest in net interest margin (“NIM”) securities. These securities are derivative interest-only mortgage securities structured off home equity loan transactions. NIM securities receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage-backed securities, the yield to maturity on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Participation Notes. A Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities

(collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations.

The Fund is subject to counterparty risk associated with each issuer. Investment in a participation note is not the same as investment in the constituent shares of the company. A participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant underlying security. In other words, shares of the underlying security are not in any way owned by the Fund. However each participation note synthetically replicates the economic benefit of holding shares in the underlying security. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations. A Fund attempts to mitigate that risk by purchasing only from issuers which BlackRock deems to be creditworthy.

The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. The fund may, but is not required to, purchase credit protection against the default of the issuer. When the participation note expires or a Fund exercises the participation note and closes its position, that Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs). The price, performance and liquidity of the participation note are all linked directly to the underlying security. A Fund’s ability to redeem or exercise a participation note generally is dependent on the liquidity in the local trading market for the security underlying the participation note.

Pay-in-kind Bonds. Certain Funds may invest in Pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Fund may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, each Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Portfolio Turnover Rates. A Fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Manager believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of a Fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Preferred Stock. Certain of the Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Related Securities. Although no Fund may invest directly in real estate, certain Funds may invest in equity securities of issuers that are principally engaged in the real estate industry. Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding;

risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Real Estate Investment Trusts (“REITs”). In pursuing its investment strategy, a Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Generally, dividends received by a Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements and Purchase and Sale Contracts. Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with a Fund, to repurchase a security sold to the Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Fund and the purchaser receives any interest on the security paid during the period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. A Fund may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians.

Repurchase agreements and purchase and sale contracts result in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations. However, in the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default.

Both types of agreement usually cover short periods, such as less than one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Fund’s Manager or sub-adviser will monitor the creditworthiness of the seller, and a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund does not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts. The Fund’s Manager or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements and purchase and sale contracts will be held by the Fund’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

A Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a particular date and price. A Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights Offerings and Warrants to Purchase. Each Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock.

Securities Lending. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government or irrevocable letters of credit issued by a bank (other than a borrower of the Fund’s portfolio securities or any affiliate of such borrower), which qualifies as a custodian bank for an investment company under the Investment Company Act, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Manager may instruct the lending agent (as defined below) to terminate loans and recall securities so that the securities may be voted by a Fund if required by Proxy Voting Guidelines adopted by a Fund. Such notice shall be provided in advance such that a period of time equal to no less than the normal settlement period for the securities in question prior to the record date for the proxy vote or other corporate entitlement is provided.

A Fund receives the equivalent of any income it would have received on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower upon the return of the loaned securities. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where the value of the collateral is below the market value of the borrowed securities plus any other receivables from the Borrower along with any transaction costs to repurchase the securities. A Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to affiliates of the Fund and to retain an affiliate of the Fund as lending agent. Pursuant to that order, each Fund has retained an affiliated entity of the Manager as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, upon the advice of the Manager and on behalf of a Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates. Pursuant to the same order, each Fund may invest its uninvested cash in registered money market funds advised by the Manager or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Manager’s waiver of a portion of its advisory fee.

A Fund would continue to accrue the equivalent of the same interest or other income on loaned securities that it would have received had the securities not been on loan, and would also earn income on investments made with any cash collateral for such loans. Any cash collateral received by a Fund in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds.

BlackRock Investment Management, LLC (“BIM”), an affiliate of BlackRock, acts as securities lending agent for the Funds and will be paid a fee for the provision of these services, including advisory services with respect to the collateral of the Funds’ securities lending program.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Fund management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Fund management’s judgment, such disposition is not desirable.

The process of selection and continuous supervision by Fund management does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Fund management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment received by the Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A Fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Fund may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Fund’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security pursuant to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the Manager’s or sub-adviser’s opinion, present minimal credit risks. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

The International Bond Portfolio also may purchase “stripped” securities that evidence ownership in the future interest payments or principal payments on obligations of non-U.S. governments.

Structured Notes. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Issuers of structured notes include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes a Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. The secondary market for structured notes could be illiquid making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured notes and the resulting inability of the Fund to sell a structured note could expose the Fund to losses and could make structured notes more difficult for the Fund to value accurately.

Supranational Entities. A Fund may invest in debt securities of supranational entities. Examples of such entities include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

Tax-Exempt Derivatives. Certain Funds may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives the Fund an undivided interest in a Municipal Bond in the proportion the Fund’s participation bears to the total principal amount of the Municipal Bond, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The Municipal Bond Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service (the “IRS”) has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither a Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Tax-Exempt Preferred Shares. Certain Funds may invest in preferred interests of other investment funds that pay dividends that are exempt from regular Federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other investment companies. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries. The Municipal Bond Funds will treat investments in tax-exempt preferred shares as investments in municipal bonds.

Taxability Risk. Certain of the Funds intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Portfolio’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trust Preferred Securities. Certain of the Funds may invest in trust preferred securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®” ); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

U.S. Government Obligations. A Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)). These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Manager believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The Manager seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Fund’s investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, the Manager believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Manager will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction. Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities. Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base. Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated. On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

A number of states are considering or have enacted deregulation proposals. The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications. The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets. Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses. Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends. Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas. Gas transmission companies and gas distribution companies are undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Manager, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation. However, technological or regulatory changes within the industry may delay or prevent this result.

Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. In the opinion of the Manager, there may be opportunities for certain companies to acquire other water utility companies and for foreign acquisition of domestic companies. The Manager believes that favorable investment opportunities may result from consolidation of this segment. As with other utilities, however, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally. There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Fund may purchase or sell securities that it is entitled to receive on a when issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Fund, a rated security may cease to be rated. A Fund’s Manager or sub-adviser will consider such an event in determining whether the Fund should continue to hold the security.

Zero Coupon Securities. Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.

While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

A Fund accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in a Fund’s exposure to zero coupon securities.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Suitability (All Funds)

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Manager and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Funds)

See “Investment Restrictions” in Part I of each Fund’s Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Fund. In addition to those investment restrictions, each Fund is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on the Fund’s existing OTC options on financial futures contracts would exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are determined to be illiquid. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid only such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Board of Directors of the Fund without the approval of the Fund’s shareholders.

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Code. See “Dividends and Taxes — Taxes.” To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of each Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income). For purposes of this restriction, the Municipal Funds generally will regard each state and each of its political subdivisions, agencies or instrumentalities and each multi-state agency of which the state is a member as a separate issuer. Each public authority that issues securities on behalf of a private entity generally will also be regarded as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity, then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of a Fund to the extent necessary to comply with changes to the Federal tax requirements. A Fund that is “diversified” under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

Code of Ethics

Each Fund, the Manager, each Sub-Adviser and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Directors and Officers

See “Information on Directors and Officers,” “ — Biographical Information,” “ — Share Ownership” and “ — Compensation of Directors” in Part I of each Fund’s Statement of Additional Information for biographical and certain other information relating to the Directors and officers of your Fund, including Directors’ compensation.

Management Arrangements

Management Services. The Manager provides each Fund with investment advisory and management services. Subject to the oversight of the Board of Directors, the Manager is responsible for the actual management of a Fund’s portfolio and reviews the Fund’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Fund.

Each Feeder Fund invests all or a portion of its assets in shares of a Master Portfolio. To the extent a Feeder Fund invests all of its assets in a Master Portfolio, it does not invest directly in portfolio securities and does not require management services. For such Feeder Funds, portfolio management occurs at the Master Portfolio level.

Management Fee. Each Fund has entered into a Management Agreement with the Manager pursuant to which the Manager receives for its services to the Fund monthly compensation at an annual rate based on the average daily net assets of the Fund. For information regarding specific fee rates for your Fund and the fees paid by your Fund to the Manager for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

For Funds that do not have an administrator, each Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of a Fund in connection with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are interested persons of the Fund. Each Fund pays all other expenses incurred in the operation of that Fund, including among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by BlackRock Investments, LLC (“BRIL” or the “Distributor”); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Directors who are not interested persons of a Fund as defined in the Investment Company Act; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided to each Fund by State Street Bank and Trust Company (“State Street”) or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) pursuant to an agreement between State Street or BNY Mellon, as applicable, and each Fund. Each Fund pays a fee for these services. In addition, the Manager provides certain accounting services to each Fund and the Fund pays the Manager a fee for such services. The Distributor pays certain promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses are financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution Plans.”

Sub-Advisory Fee. The Manager of certain Funds has entered into one or more sub-advisory agreements (the “Sub-Advisory Agreements”) with the sub-adviser or sub-advisers identified in each such Fund’s prospectus (the “Sub-Adviser”) pursuant to which the Sub-Adviser provides sub-advisory services to the Manager with respect to the Fund. For information relating to the fees, if any, paid by the Manager to the Sub-Adviser pursuant to the Sub-Advisory Agreement for the Fund’s last three fiscal years or other applicable periods, see “Management and Advisory Arrangements” in Part I of each Fund’s Statement of Additional Information.

Organization of the Manager. BlackRock Advisors, LLC is a Delaware limited liability company and BlackRock Fund Advisors is a California corporation. Each Manager is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services.

Duration and Termination. Unless earlier terminated as described below, each Management Agreement and each Sub-Advisory Agreement will remain in effect for an initial two year period and from year to year thereafter if approved annually (a) by the Board of Directors or by a vote of a majority of the outstanding voting securities of a Fund and (b) by a majority of the Directors of the Fund who are not parties to such agreement or interested persons (as defined in the Investment Company Act) of any such party. Each Management Agreement automatically terminates on assignment and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the applicable Fund.

Other Service Arrangements

Administrative Services and Administrative Fee. Certain Funds have entered into an administration agreement (the “Administration Agreement”) with an administrator identified in the Fund’s Prospectus and Part I of the Fund’s Statement of Additional Information (each an “Administrator”). For its services to a Fund, the Administrator receives monthly compensation at the annual rate set forth in each applicable Fund’s prospectus. For information regarding any administrative fees paid by your Fund to the Administrator for the periods indicated, see “Management and Advisory Arrangements” in Part I of that Fund’s Statement of Additional Information.

For Funds that have an Administrator, the Administration Agreement obligates the Administrator to provide certain administrative services to the Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. Each Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Directors of the Fund who are affiliated persons of the Administrator or any of its affiliates.

Duration and Termination of Administration Agreement. Unless earlier terminated as described below, each Administration Agreement will continue for an initial two year period and from year to year if approved annually (a) by the Board of Directors of each applicable Fund or by a vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Directors of the Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (in this capacity, the “Transfer Agent”), a subsidiary of The Bank of New York Mellon Corporation, acts as each Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”) with the Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays the Transfer Agent a fee for the services it receives based on the type of account and the level of services required. Each Fund reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs sponsored by the Manager or its affiliates. For purposes of each Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system. Effective July 1, 2010, the Transfer Agent ceased to be an affiliate of the Funds.

Independent Registered Public Accounting Firm. The Audit Committee of each Fund, which is comprised of all of the Fund’s non-interested Directors, has selected an independent registered public accounting firm for that Fund that audits the Fund’s financial statements. Please see the inside back cover page of your Fund’s Prospectus for information on your Fund’s independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the “Custodian”) of each Fund are provided on the inside back cover page of the Fund’s Prospectus. The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories.

For certain Feeder Funds, the Custodian also acts as the custodian of the Master Portfolio’s assets.

With respect to each Fund, under an arrangement effective January 1, 2010, on a monthly basis, the Custodian nets the Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund.

Accounting Services. Each Fund has entered into an agreement with State Street or BNY Mellon, pursuant to which State Street or BNY Mellon provides certain accounting services to the Fund. Each Fund pays a fee for these services. State Street or BNY Mellon provides similar accounting services to the Master LLCs. The Manager or the Administrator also provides certain accounting services to each Fund and each Fund reimburses the Manager or the Administrator for these services.

See “Management and Advisory Arrangements — Accounting Services” in Part I of each Fund’s Statement of Additional Information for information on the amounts paid by your Fund and, if applicable, Master LLC to State Street and the Manager or, if applicable, the Administrator for the periods indicated.

Distribution Expenses. Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the “Distribution Agreements”). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

Each Fund, the Manager, each Sub-Adviser and the Distributor has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors/Trustees each of the Funds and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Funds’ portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Guidelines, the Funds and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to the Funds’ portfolio holdings. The Funds’ Board has approved the adoption by the Funds of the Guidelines, and employees of the Manager are responsible for adherence to the Guidelines. The Funds’ Board provides ongoing oversight of the Funds’ and Manager’s compliance with the Guidelines. Examples of the types of information that may be disclosed pursuant to the Guidelines are provided below. This information may be both material non-public information (“Confidential Information”) and proprietary information of the Manager. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Securities and Exchange Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site) shall not be deemed Confidential Information.

Except as otherwise provided in the Guidelines, Confidential Information relating to the Funds may not be distributed to persons not employed by the Manager unless: the Fund has a legitimate business purpose for doing so. Confidential Information may be disclosed to the Funds’ Board members and their counsel, outside counsel for the Funds and the Funds’ auditors, and may be disclosed to the Funds’ service providers and other appropriate parties with the approval of the Funds’ Chief Compliance Officer, the Manager’s General Counsel, the Manager’s Chief Compliance Officer or the designee of such persons, and in addition, in the case of disclosure to third parties, subject to a confidentiality or non-disclosure agreement, as necessary in accordance with the Guidelines. Information may also be disclosed as required by applicable laws and regulation.

Examples of instances in which selective disclosure of a Fund’s portfolio securities or other portfolio information may be appropriate include: (i) disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager; (ii) disclosure to a newly-hired investment adviser or sub-adviser prior to its commencing its duties; (iii) disclosure to a third-party feeder fund consistent with its agreement with a master portfolio advised by BlackRock; (iv) disclosure to third-party service providers of legal, auditing, custody, proxy voting, pricing and other services to the Fund; or (v) disclosure to a rating or ranking organization.

Asset and Return Information. Data on NAVs, asset levels (by total fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants and third-party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are generally available to shareholders, prospective shareholders, consultants and third-party data providers as soon as such data is released after month-end.

Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

1.	Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.[1]

2.	Fund Fact Sheets, which contain certain portfolio characteristics, are available, in both hard copy and electronically, to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

3.	Money Market Performance Reports, which contain money market fund performance for the recent month, rolling 12-month average yields and benchmark performance, are available on a monthly basis to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month. This information may also be obtained electronically upon request.

Portfolio Holdings. In addition to position description, portfolio holdings may also include issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity, current face value and market value for fixed income portfolios. Other information that may be provided includes quantity, SEDOL, market price, yield, weighted average life, duration and convexity of each security in the Fund as of a specific date.

The following shall not be deemed a disclosure of Confidential Information:

•

Generally, month-end portfolio holdings may be made available to fund shareholders, prospective shareholders, intermediaries, consultants and third party data providers (e.g., Lipper, Morningstar and Bloomberg) on the 20th calendar day after the end of each month; except for Global Allocation Fund, Global Dynamic Equity Fund, Global Allocation Portfolio of BlackRock Series Fund, Inc. and Global Allocation V.I. Fund, whose holdings may be made available on the 40th calendar day after the end of the quarter (based on each Fund’s fiscal year end).[2]

The following information as it relates to money market funds, unless made available to the public, shall be deemed a disclosure of Confidential Information and, subject to the Guidelines, requires a confidentiality or non-disclosure arrangement:

•	Weekly portfolio holdings made available to fund shareholders, prospective shareholders, intermediaries and consultants on the next business day after the end of the weekly period.

•

Weekly portfolio holdings and characteristics made available to third-party data providers (e.g., Lipper, Morningstar, Bloomberg, S&P, Fitch, Moody’s, Crane Data and iMoneyNet, Inc.) on the next business day after the end of the weekly period.

Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Implementation. All employees of the Manager must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, and third-party databases. The Funds’ Chief Compliance Officer is responsible for oversight of compliance with the Guidelines and will recommend to the Funds’ Board any changes to the Guidelines that he or she deems necessary or appropriate to ensure the Funds’ and the Manager’s compliance.

[1]	The precise number of days specified above may vary slightly from period to period depending on whether the specified calendar day falls on a weekend or holiday.
[2]	The precise number of days specified above may vary slightly from period to period depending on whether the specified calendar day falls on a weekend or holiday.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

1.	Fund’s Board of Directors and, if necessary independent Directors’ counsel and Fund counsel

2.	Fund’s Transfer Agent

3.	Fund’s Custodian

4.	Fund’s Administrator, if applicable

5.	Fund’s independent registered public accounting firm

6.	Fund’s accounting services provider

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa /PSN Investment Solutions, Crane Data, and iMoneyNet

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions), and Wilshire Associates

11.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund, Sterling Capital Funds and their respective boards, sponsors, administrators and other service providers

14.	Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers

15.	Other — Investment Company Institute

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Fund, the Manager and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Funds and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Funds’ and Manager’s Code of Ethics and Code of Business Conduct and Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Funds’ Chief Compliance Officer, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by the Funds — about which the Manager has Confidential Information. There can be no assurance, however, that the

Funds’ policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

Barclays PLC (“Barclays”), and The PNC Financial Services Group, Inc. (“PNC”) each has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of Barclays and its affiliates (collectively, the “Barclays Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates or a Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts.

BlackRock and its Affiliates or a Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a Barclays Entity, or, to the extent permitted by the Commission, BlackRock or another Affiliate or a Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a Barclays Entity. One or more Affiliates or Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or Barclays Entities and may also enter into transactions with other clients of an Affiliate or Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or the Barclays Entities.

One or more Affiliates or one of the Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or Barclays Entity will be in its view commercially reasonable, although each Affiliate or Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or Barclays Entity of any such fees or other amounts.

When an Affiliate or Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or Barclays Entities in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates or a Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a Barclays Entity has significant debt or equity investments or in which an Affiliate or Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a Barclays Entity provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a Barclays Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and the Barclays Entities and

their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or the Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or the Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Pricing of Shares — Determination of Net Asset Value” in this Statement of Additional Information, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Funds’ Board of Directors. When determining an asset’s “fair value,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information about obtaining documents on the Commission’s website may be obtained by calling the Commission at (800) SEC-0330. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a Barclays Entity is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates or a Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a Barclays Entity or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates or of the Barclays Entities are directors or officers of the issuer.

In certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) or the Barclays Entities for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock and its Affiliates and the Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and the Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and the Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and the Barclays Entities may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

The custody arrangement described in “Management and Other Service Arrangements” may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and the Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

PURCHASE OF SHARES

Most BlackRock-advised open-end fund offers multiple classes of shares under a plan adopted under Rule 18f-3 under the Investment Company Act. Investor A Shares are sold to investors choosing the initial sales charge alternative and Investor B and Investor C Shares are sold to investors choosing the deferred sales charge alternative. Effective July 1, 2009, Investor B Shares of each Fund are no longer available for purchase except through exchanges, dividend reinvestments, and for purchase by certain qualified employee benefit plans. Shareholders with investments in Investor B Shares as of July 1, 2009 may continue to hold such shares until they automatically convert to Investor A Shares under the existing conversion schedule. All other features of Investor B Shares, including the Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. Institutional Shares are sold to certain eligible investors without a sales charge. Certain Funds offer Class R Shares, which are available only to certain retirement plans and are sold without a sales charge. In addition, certain Funds offer Service Shares and/or BlackRock Shares that are available only to certain eligible investors. Please see the appropriate Prospectus for your Fund to determine which classes are offered by your Fund and under what circumstances. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

The applicable offering price for purchase orders is based on the net asset value of a Fund next determined after receipt of the purchase order by a dealer or other financial intermediary (“Selling Dealer”) that has been authorized by the Distributor by contract to accept such orders. As to purchase orders received by Selling Dealers prior to the close of business on the New York Stock Exchange (“NYSE”) (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, including orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day. It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. Generally, if payment is not received within the period described in the prospectuses, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the Transfer Agent.

The minimum investment for the initial purchase of shares is set forth in the prospectus for each Fund. The minimum initial investment for employees of a Fund, a Fund’s Manager, Sub-Advisers or BRIL or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

Each Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements and suspend and resume the sale of any share class of any Fund at any time.

Under certain circumstances, each Fund may permit certain firms to convert shares of a Fund from one class of shares to another class of shares of the same Fund. Shareholders should consult with their own tax advisors regarding any tax consequences relating to such conversions.

Each Fund or the Distributor may suspend the continuous offering of the Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may resume offering the shares from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change.

The term “purchase,” as used in the Prospectus and this Statement of Additional Information, refers to (i) a single purchase by an individual, (ii) concurrent purchases by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account, and (iii) single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary may be involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by (i) any company that has not been in existence for at least six months, (ii) a company that has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount, or (iii) any group of individuals whose sole organizational nexus is that its participants are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

In-Kind Purchases. Payment for shares of a Fund may, at the discretion of BlackRock, be made in the form of securities that are permissible investments for the Fund and that meet the investment objective, policies and limitations of the Fund as described herein. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities: (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) be accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities; (iii) not be subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) be accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to the Fund by the investor upon receipt from the issuer. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Institutional Shares

Institutional Shares may be purchased at net asset value without a sales charge. Only certain investors are eligible to purchase Institutional Shares. Investors who are eligible to purchase Institutional Shares should purchase Institutional Shares because they are not subject to any sales charge and have lower ongoing expenses than Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2, Investor C3, Class R or Service Shares. A Fund may in its discretion waive or modify any minimum investment amount, may reject any order for any class of shares and may suspend and resume the sale of shares of any Fund at any time.

Eligible Institutional Share Investors. Institutional Shares of the Funds may be purchased by customers of broker-dealers and agents that have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Fund shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions.

Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment for a purchase order is not received by the prescribed time, an investor may be liable for any resulting losses or expenses incurred by the Fund.

Investors who currently own Institutional Shares in a shareholder account are entitled to purchase additional Institutional Shares of a Fund in that account. In addition, the following investors may purchase Institutional Shares: employees, officers, directors/trustees of BlackRock, Inc., BlackRock Funds, Merrill Lynch & Co., Inc., The PNC Financial Services Group Inc., Barclays PLC or their respective affiliates and any trust, pension, profit-sharing or other benefit plan for such persons; institutional and individual retail investors with a minimum investment of $2 million who purchase through certain broker-dealers or directly from the Fund; certain qualified retirement plans; investors in selected fee based programs; clients of registered investment advisers who have $250,000 invested in the Funds; clients of the Trust departments of PNC Bank and Merrill Lynch Trust Company and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets; unaffiliated banks, thrifts or trust companies that have agreements with a Distributor; certain state sponsored 529 college savings plans; and holders of certain Merrill Lynch sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of a Fund.

Purchase Privileges of Certain Persons. Employees, officers, directors/trustees of BlackRock, Inc., BlackRock Funds, Merrill Lynch & Co., Inc., The PNC Financial Services Group Inc., or their respective affiliates; and any trust, pension, profit-sharing or other benefit plan for such persons may purchase Institutional Shares at lower investment minimums than stated in each Fund’s prospectus. In addition, employees, officers, directors/trustees previously associated with PNC Global Investment Servicing (U.S.) Inc. in its capacity as the Funds’ former Transfer Agent and/or accounting agent, and who, prior to July 1, 2010, acquired Investor A Shares in a Fund without paying a sales charge based on a waiver for such persons previously in effect, may continue to buy Investor A Shares in such Fund without paying a sales charge. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees, directors, and board members of other funds wishing to purchase shares of a Fund must satisfy the Fund’s suitability standards.

Initial Sales Charge Alternative — Investor A Shares

Investors who prefer an initial sales charge alternative may elect to purchase Investor A Shares. Investor A1 Shares generally are not continuously offered but are offered (i) for purchase by certain authorized employee benefit plans and (ii) to certain investors who currently hold Investor A1 Shares for dividend and capital gain reinvestment only. For ease of reference, Investor A and Investor A1 Shares are sometimes referred to herein as “front-end load shares.”

Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with investments in Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares (sometimes referred to herein as “CDSC shares”). Investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time also may elect to purchase Investor A Shares, because over time the accumulated ongoing service and distribution fees on CDSC shares may exceed the front-end load shares’ initial sales charge and service fee. Although some investors who previously purchased Institutional Shares may no longer be eligible to purchase Institutional Shares of other Funds, those previously purchased Institutional Shares, together with all BlackRock front-end load and CDSC share holdings, will count toward a right of accumulation that may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing CDSC shares service and distribution fees will cause CDSC shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing front-end load shares’ service fees will cause Investor A, Investor A1 and Service Shares to have a higher expense ratio, pay lower dividends and have a lower total return than Institutional Shares.

See “Information on Sales Charges and Distribution Related Expenses — Investor A Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with Investor A and Investor A1 Shares for the periods indicated.

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times a Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling front-end load shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

Certain investors may be eligible for a reduction in or waiver of a sales load due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.

Reinvested Dividends. No sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

Rights of Accumulation. Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2, Investor C3 and Institutional Shares in most BlackRock Funds and the investment in the BlackRock College Advantage 529 Program by the investor or by or on behalf of the investor’s spouse and minor children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Letter of Intent. An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor B, Investor C or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Other. The following persons associated with the Funds, the Fund’s investment adviser, sub-advisers, distributors, fund accounting agent or transfer agent and their affiliates may buy Investor A or, where applicable, Investor A1 Shares of each of the Funds without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners; (b) employees and retirees; (c) representatives of firms who have entered into selling agreements to distribute shares of BlackRock-advised funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d). In addition, persons previously associated with PNC Global Investment Servicing (U.S.) Inc. (in any of the roles outlined in (a)-(d) above) in its capacity as the Funds’ former Transfer Agent and/or accounting agent, and who, prior to July 1, 2010, acquired Investor A Shares in a Fund without paying a sales charge based on a waiver for such persons previously in effect, may continue to buy Investor A Shares in such Fund without paying a sales charge. The following persons may also buy Investor A Shares without paying a sales charge: (a) authorized qualified employee benefit plans and rollovers of current investments in a Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Code; (d) clients of registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Fund; (e) persons associated with the Fund, the Fund’s Distributor, the Fund’s Manager, sub-advisers, Barclays PLC and their affiliates; (f) persons participating in a “wrap account” or similar program under which they pay advisory fees to a broker-dealer or other financial institution; (g) persons participating in an account or program under which they pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; (h) certain state sponsored 529 college savings plans; and (i) MetLife employees. Investors who qualify for any of these exemptions from the sales charge may purchase Investor A Shares.

If you invest $1,000,000 ($250,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., $500,000 for BlackRock Low Duration Bond Portfolio and BlackRock Floating Rate Income Portfolio of BlackRock Funds II) or more in Investor A or Investor A1 Shares, you may not pay an initial sales charge. However, if you redeem your Investor A or Investor A1 Shares within eighteen months after purchase, you may be charged a deferred sales charge. The deferred sales charge on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006; (e) redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or its affiliates; (f) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Code) subsequent to the purchase of Investor A Shares; (g) involuntary redemptions of Investor A Shares in accounts with low balances; (h) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (i) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (j) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

If a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., and $500,000 for BlackRock Low Duration Bond Portfolio of BlackRock Funds II and BlackRock Floating Rate Income Portfolio of BlackRock Funds II) or more of Investor A Shares.

Investor A Shares are also available at net asset value to investors that, for regulatory reasons, are required to transfer investment positions from a foreign registered investment company advised by BlackRock or its affiliates to a U.S. registered BlackRock-advised fund.

Placement Fees. BlackRock may pay placement fees to dealers on purchases of Investor A Shares of all Funds.

Except as noted below these placement fees may be up to the following amounts:

$1 million but less than $3 million	0.50%
$3 million but less than $15 million	0.25%
$15 million and above	0.15%

With respect to BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Managed Volatility Portfolio and BlackRock U.S. Mortgage Portfolio the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.75%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to the BlackRock Income Portfolio, BlackRock Global Dividend Income Portfolio, BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Moderate Prepared Portfolio, BlackRock Growth Prepared Portfolio, and the BlackRock Lifecycle Prepared Portfolios, the placement fees may be up to the following amounts:

$1 million but less than $3 million	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

For the tables above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Bond Fund Investor A Shares will result in a placement fee of up to 0.50% on the first $3 million and 0.25% on the final $1 million).

Acquisition of Certain Investment Companies. Investor A Shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of Investor A or Investor A1 Shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Manager from time to time.

Deferred Sales Charge Alternative — Investor B and Investor C Shares

Investor B, Investor B1, Investor B2 and Investor B3 Shares generally are not continuously offered but are offered by exchange (Investor B Shares only) and also to certain investors who currently hold Investor B, Investor B1, Investor B2 or Investor B3 Shares for dividend and capital gain reinvestment. In addition, certain qualified employee benefit plans that currently hold Investor B, Investor B1, Investor B2 or Investor B3 Shares may purchase additional Investor B, Investor B1, Investor B2 or Investor B3 Shares or effect exchanges between Funds in those classes.

Investors choosing the deferred sales charge alternative should consider Investor C Shares if they are uncertain as to the length of time they intend to hold their assets in a Fund. If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. A Fund will not accept a purchase order of $500,000 or more for Investor C Shares.

If you select Investor C, Investor C1, Investor C2 or Investor C3 Shares, you do not pay an initial sales charge at the time of purchase. Investor C1, Investor C2 and Investor C3 Shares generally are not continuously offered but are offered (i) for purchase by certain qualified employee benefit plans and (ii) to certain investors who currently hold Investor C1, Investor C2 or Investor C3 Shares for dividend and capital gain reinvestment.

The deferred sales charge alternatives may be particularly appealing to investors who do not qualify for the reduction in initial sales charges. CDSC shares are subject to ongoing service fees and distribution fees; however, these fees potentially may be offset to the extent any return is realized on the additional funds initially invested in CDSC shares. In addition, certain Investor B, Investor B1, Investor B2 and Investor B3 Shares will be converted into Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus, of a Fund after a conversion period of approximately eight years, and, thereafter, investors will be subject to lower ongoing fees.

BlackRock compensates financial advisers and other financial intermediaries for selling CDSC shares at the time of purchase from its own funds. Proceeds from the CDSC (as defined below) and the distribution fee are paid to the Distributor and are used by the Distributor to defray the expenses of securities dealers or other financial intermediaries related to providing distribution-related services to each Fund in connection with the sale of the CDSC shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the CDSC shares without a sales charge being deducted at the time of purchase. See “Distribution Plans” below. Imposition of the CDSC and the distribution fee on CDSC shares is limited by the NASD asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Dealers will generally receive commissions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund’s Distribution and Service Plan. Dealers may not receive a commission in connection with sales of Investor B, Investor B1, Investor B2 or Investor B3 Shares to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor C, Investor C1, Investor C2 and Investor C3 Shares.

Dealers will generally immediately receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund’s Distribution and Service Plan. Dealers may not receive a commission in connection with sales of Investor C, Investor C1, Investor C2 or Investor C3 Shares to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Amended and Restated Distribution and Service Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A, Investor A1, Investor B, Investor B1, Investor B2 and Investor B3 Shares.

Contingent Deferred Sales Charges — Investor B, Investor B1, Investor B2 and Investor B3 Shares. If you redeem Investor B, Investor B1, Investor B2 or Investor B3 Shares within six years of purchase (three years for Investor B1 Shares of BlackRock Total Return Fund of BlackRock Bond Fund, Inc., and Investor B Shares of BlackRock Short Term Municipal Fund and BlackRock Intermediate Municipal Fund), you may be charged a contingent deferred sales charge (“CDSC”) at the rates indicated in the Fund’s Prospectus and below. The CDSC will be calculated in a manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares acquired through reinvestment of dividends. The order of redemption will be first of shares held for over six years or three years, as applicable, in the case of Investor B Shares, next of shares acquired pursuant to reinvestment of dividends, and finally of shares in the order of those held longest. The same order of redemption will apply if you transfer shares from your account to another account. If you exchange your Investor B or Investor B1 Shares for Investor B Shares of another fund, the CDSC schedule that applies to the shares that you originally purchased will continue to apply to the shares you acquire in the exchange.

The following table sets forth the CDSC schedule that applies to the Investor B Shares for the following Funds: BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock World Income Fund, Inc., Franklin Templeton FDP Fund of FDP Series, Inc., BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock Municipal Fund and BlackRock National Municipal Bond Fund of BlackRock Municipal Series Fund, Inc., BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and to the Investor B1 Shares for all Funds, as applicable, except for BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and BlackRock National Municipal Fund, and to the Investor B3 Shares for all Funds, as applicable:

Years Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge*

0 — 1	4.00%

1 — 2	4.00%

2 — 3	3.00%

3 — 4	3.00%

4 — 5	2.00%

5 — 6	1.00%

6 and thereafter	None

The following table sets forth the CDSC schedule that applies to the Investor B Shares of BlackRock GNMA Portfolio, BlackRock High Yield Bond Portfolio, BlackRock Inflation Protected Bond Portfolio, BlackRock U.S. Government Bond Portfolio, BlackRock International Bond Portfolio, BlackRock Core Bond Portfolio, BlackRock Low Duration Bond Portfolio, each of BlackRock Funds II, and BlackRock New Jersey Municipal Fund and BlackRock Pennsylvania Municipal Fund of BlackRock Multi-State Municipal Series Trust, to the Investor B2 Shares of BlackRock Total Return Fund of BlackRock Bond Fund, Inc., and to Investor B1 Shares of BlackRock National Municipal Fund:

Years Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge*

0 — 1	4.50%

1 — 2	4.00%

2 — 3	3.50%

3 — 4	3.00%

4 — 5	2.00%

5 — 6	1.00%

6 and thereafter	None

To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because they were issued through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

The following table sets forth the CDSC schedule that applies to the Investor B Shares for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund and BlackRock Intermediate Municipal Fund and to the Investor B1 Shares for Total Return Fund of BlackRock Bond Fund, Inc.:

Years Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge*

0 — 1	1.00%

1 — 2	0.50%

2 — 3	0.25%

3 and thereafter	None

*	The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Shares purchased prior to June 1, 2001 were subject to the four-year contingent deferred sales charge schedule then in effect which has now expired. Shares purchased prior to October 2, 2006 are subject to the 4.00% six-year CDSC schedule in effect at that time. Not all BlackRock funds have identical deferred sales charge schedules. If you exchange your shares for shares of another fund, the original charge will apply.

Conversion of Investor B Shares, Investor B1 and Investor B3 Shares to Investor A Shares or A1 Shares. Approximately eight years after purchase (the “Conversion Period”), Investor B, Investor B1, Investor B2 and Investor B3 Shares of each Fund will convert automatically into Investor A or Investor A1 Shares, as set forth each Fund’s prospectus, of that Fund (the “Conversion”). The Conversion will occur at least once each month (on the “Conversion Date”) on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. The Conversion will not be deemed a purchase or sale of the shares for Federal income tax purposes.

Shares acquired through reinvestment of dividends on Investor B, Investor B1, Investor B2 or Investor B3 Shares will also convert automatically to Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding.

In general, Investor B Shares of equity funds will convert approximately eight years after initial purchase and Investor B, Investor B1, Investor B2 or Investor B3 Shares of taxable and tax-exempt fixed income Funds will convert approximately ten years after initial purchase. A seven year Conversion Period will apply to certain shares of certain Funds issued in connection with the acquisition of another fund. If you exchange Investor B, Investor B1, Investor B2 or Investor B3 Shares with an eight-year Conversion Period for Investor B Shares with a ten-year Conversion Period, or vice versa, the Conversion Period that applies to the shares you acquire in the exchange will apply and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. The Conversion Period also may be modified for investors that participate in certain fee-based programs. See “Shareholder Services — Fee-Based Programs.”

If you own shares of a Fund that, in the past, issued stock certificates and you continue to hold such stock certificates, you must deliver any certificates for Investor B Shares of the Fund to be converted to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. If the Transfer Agent does not receive the certificates at least one week prior to the Conversion Date, your Investor B, Investor B1, Investor B2 or Investor B3 Shares will convert to Investor A or Investor A1 Shares, as set forth in each Fund’s prospectus, on the next scheduled Conversion Date after the certificates are delivered.

Contingent Deferred Sales Charge — Investor C Shares

Investor C, Investor C1, Investor C2 and Investor C3 Shares that are redeemed within one year of purchase may be subject to a 1.00% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether an Investor C, Investor C1, Investor C2 or Investor C3 Shares CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price of Investor C, Investor C1, Investor C2 and Investor C3 Shares. In addition, no CDSC will be assessed on Investor C, Investor C1, Investor C2 and Investor C3 Shares acquired through reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

See “Information on Sales Charges and Distribution Related Expenses — Investor B and Investor C Sales Charge Information” in Part I of each Fund’s Statement of Additional Information for information about amounts paid to the Distributor in connection with CDSC shares for the periods indicated.

Investor B and Investor C Shares — Contingent Deferred Sales Charge Waivers and Reductions

The CDSC on Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares is not charged in connection with: (1) redemptions of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares purchased through certain authorized qualified employee benefit plans and rollovers of current investments in the Fund through such plans; (2) exchanges described in “Exchange Privilege” below; (3) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (4) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old and you purchased your shares prior to October 2, 2006; (5) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (6) redemptions in connection with a shareholder’s death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent) or disability (as defined in the Code) subsequent to the purchase of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares; (7) withdrawals resulting from shareholder disability (as defined in the Code) as long as the disability arose subsequent to the purchase of the shares; (8) involuntary redemptions of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares in accounts with low balances as described in “Redemption of Shares” below; (9) redemptions made pursuant to a systematic withdrawal plan, subject to the limitations set forth under “Systematic Withdrawal Plan” below; (10) redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and (11) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares acquired through the reinvestment of dividends or distributions.

Class R Shares

Certain of the Funds offer Class R Shares as described in each such Fund’s Prospectus. Class R Shares are available only to certain retirement plans. Class R Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing distribution fee of 0.25% per year and an ongoing service fee of 0.25% per year. Distribution fees are used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion. Service fees are used to compensate securities dealers and other financial intermediaries for service activities.

If Class R Shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of one of the other share classes.

Class K Shares

Certain of the Funds offer Class K Shares as described in each Fund’s prospectus. Class K Shares are available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the Fund’s distributor, or (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan, or (iii) employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor.

Service Shares. Certain Funds offer Service Shares, which are available only to certain investors, including: (i) certain financial institutions, such as banks and brokerage firms, acting on behalf of their customers; (ii) certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996; and (iii) participants in the Capital DirectionsSM asset allocation program. Service Shares are not subject to an initial sales charge or a CDSC but are subject to an ongoing service fee of 0.25% per year. Service Shares are offered to financial institutions (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program.

BlackRock Shares. Certain Funds offer BlackRock shares, which are available only to certain investors. BlackRock shares are offered without a sales charge to institutional investors, registered investment advisers and certain fee-based programs.

Distribution Plans

Each Fund has entered into a distribution agreement with BRIL under which BRIL, as agent, offers shares of each Fund on a continuous basis. BRIL has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. BRIL’s principal business address is 40 East 52nd Street, New York, NY 10022. BRIL is an affiliate of BlackRock.

Pursuant to the distribution plans of the Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares (each, a “Plan”), the Fund may pay BRIL and/or BlackRock or any other affiliate or significant shareholder of BlackRock fees for distribution and sales support services. Currently, as described further below, only Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2, Investor C3 and Class R Shares bear the expense of distribution fees under a Plan. In addition, the Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, BRIL, PNC, Barclays and their affiliates) (collectively, “Service Organizations”) fees for the provision of personal services to shareholders. In the past, BlackRock or BRIL has retained a portion of the shareholder servicing fees paid by the Fund.

Each Fund’s Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of a Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving a Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders.

The Plan provides, among other things, that: (i) the Board of Directors shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Directors in accordance with Rule 12b-1 under the Investment Company Act; (iii) any material amendment thereto must be approved by the Board of Directors, including the directors who are not “interested persons” of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the “12b-1 Directors”), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Directors; and (v) while the Plan remains in effect, the selection and nomination of the Fund’s Directors who are not “interested persons” of the Fund shall be committed to the discretion of the Fund’s non-interested directors. Rule 12b-1 further requires that each Fund preserve copies of each Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

Payments under the Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration quarterly. Distribution-related revenues consist of the service fees, the distribution fees and the CDSCs. Distribution-related expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. Distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Directors, or by vote of the holders of a majority of the shares of such class.

See “Distribution Related Expenses” in Part I of each Fund’s Statement of Additional Information for information relating to the fees paid by your Fund to a Distributor under each Plan during the Fund’s most recent fiscal year.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee borne by Class R Shares, and the distribution fee and the CDSC borne by the CDSC shares. This limitation does not apply to the service fee. The maximum sales charge rule is applied separately to each class and limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of CDSC shares and Class R Shares, computed separately (excluding shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

See Part I, Section V “Information on Sales Charges and Distribution Related Expenses” of each Fund’s Statement of Additional Information for comparative information as of your Fund’s most recent fiscal year end with respect to the CDSC shares and, if applicable, Class R Shares of your Fund.

Other Compensation to Selling Dealers

Pursuant to each Fund’s Distribution Agreements and Distribution and Service Plans (the “Plans”), each Fund may pay BRIL and/or BlackRock or any other affiliate of BlackRock fees for distribution and sales support services. In addition, each Fund may pay to brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Hilliard Lyons and their affiliates) (collectively, “Service Organizations”) fees for the provision of personal services to shareholders. In the past, BlackRock has retained a portion of the shareholder servicing fees paid by a Fund.

With respect to Class R Shares, the front-end sales charge and the applicable distribution fee payable under the Plan are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Class R Shares.

With respect to Investor B, Investor B1, Investor B2 and Investor B3 Shares, Service Organizations and other broker/dealers receive commissions from BRIL for selling Investor B, Investor B1, Investor B2 and Investor B3 Shares, which are paid at the time of the sale. The applicable distribution fees payable under the Plans are intended to cover the expense to BRIL of paying such up-front commissions, as well as to cover ongoing commission payments to broker-dealers or other Service Organizations. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B, Investor B1, Investor B2 or Investor B3 Shares are redeemed prior to the expiration of the conversion period, after which Investor B, Investor B1, Investor B2 and Investor B3 Shares automatically convert to Investor A Shares or Investor A1 Shares, as applicable.

With respect to Investor C, Investor C1, Investor C2 and Investor C3 Shares, Service Organizations and other broker-dealers receive commissions from BRIL for selling Investor C, Investor C1, Investor C2 and Investor C3 Shares, which are paid at the time of the sale. The applicable distribution fees payable under the Plans are intended to cover the expense to BRIL of paying such up-front commissions, as well as to cover ongoing commission payments to the broker-dealers or other Service Organizations. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C, Investor C1, Investor C2 or Investor C3 Shares are redeemed within 12 months of purchase.

From time to time BRIL and/or BlackRock and their affiliates may voluntarily waive receipt of distribution fees under each Plan, which waivers may be terminated at any time. Payments are made by the Fund pursuant to each Plan regardless of expenses incurred by BRIL or BlackRock.

The Funds currently do not make distribution payments with respect to Investor A, Investor A1, Service, Institutional or BlackRock Shares under the Plans. However, the Plans permit BRIL, BlackRock and certain of their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BRIL, BlackRock or their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These non-Plan payments would be in addition to a Fund payments described in this Statement of Additional Information for distribution and shareholder servicing. These non-Plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BRIL, BlackRock and their affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BRIL’s, BlackRock’s or their affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Fund’s shares or the amount the Fund will receive as proceeds from such sales.

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, Chase Investment Services Corp, CCO Investment Services, Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, Financial Network Investment Corporation, FSC Securities Corporation, ING Financial Partners, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co., PFS Investments, PrimeVest Financial Services, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Securities America, Tower Square Securities, UBS Financial Services, Walnut Street Securities, U.S. Bancorp Investments, Wells Fargo and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels.

Other Distribution Arrangements

Certain Funds and BlackRock have entered into distribution agreements with UBS AG and BMO Harris Investment Management Inc. whereby those firms may, in certain circumstances, sell certain shares of the Funds in certain jurisdictions. The level of payments made to UBS AG in any year for the sale and distribution of a Fund’s shares will vary and normally will not exceed the sum of the service fee payable on the assets attributable to UBS AG plus an additional fee equal to a percentage of such assets which shall range up to 0.25%. BMO Harris Investment Management Inc. does not receive payments in connection with the sale and distribution of Fund shares.

In lieu of payments pursuant to the foregoing, BRIL, BlackRock, PNC or their affiliates may make payments to the above named Service Organizations of an agreed-upon amount which, subject to certain agreed-upon minimums, will generally not exceed the amount that would have been payable pursuant to the formula, and may also make similar payments to other Service Organizations.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BRIL, BlackRock and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BRIL, BlackRock and their affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

BlackRock, Inc., the parent company of BlackRock, has agreed to pay PNC Bank, National Association and certain of its affiliates fees for administration and servicing with respect to assets of the Fund attributable to shares held by customers of such entities. These assets are predominantly in the Institutional Share Class of a Fund, with respect to which the Fund does not pay shareholder servicing fees under a Plan. The fees are paid according to the following schedule: certain money market funds — .15% of net assets; certain fixed income funds — .20% of net assets; and certain equity funds — .25% of net assets (except that with respect to the Index Equity Fund, the fee is .04% of net assets).

Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

Pursuant to the Plans, each Fund enters into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares of all Funds. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund’s Administrators and transfer agent to the Fund’s shareholders of record. In consideration for payment of the applicable service fee Service Organizations may provide general shareholder liaison services, including, but not limited to: (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses.

To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services. In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either: (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock, BRIL or their affiliates also may pay a portion of the fees for administrative, networking, omnibus, operational and recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

REDEMPTION OF SHARES

Shares normally will be redeemed for cash upon receipt of a request in proper form, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances (valued in the same way as they would be valued for purposes of computing a Fund’s NAV), in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Fund at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Fund at such time. Except for any CDSC or redemption fee that may be applicable, there will be no redemption charge if your redemption request is sent directly to the Transfer Agent. If you are liquidating your holdings you will receive all dividends reinvested through the date of redemption.

The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

Each Fund, with other investment companies advised by the Manager, has entered into a joint committed line of credit with a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

The Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. The Fund reserves the express right to redeem shares of each Fund involuntarily at any time if the Fund’s Board determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

Redemption

Investor, Institutional and Class R Shares

Redeem by Telephone: You may sell Investor Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through the Automated Clearing House Network (“ACH”) or wire transfer. Certain redemption requests, such as those in excess of these amounts, and those where (i) the Fund does not have verified banking information on file; or (ii) the proceeds are not paid to the record owner at the record address, must be in writing with a medallion signature guarantee provided by any “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), whose existence and validity may be verified by the Transfer Agent through the use of industry publications. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. The three recognized medallion programs are Securities Transfer Agent Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees which are not a part of these programs will not be accepted. A notary public seal will not be acceptable. Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by BNY Mellon in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days. A Fund, its Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemption requests will not be honored if: (i) the accountholder is deceased, (ii) the proceeds are to be sent to someone other than the shareholder of record, (iii) a Fund does not have verified information on file, (iv) the request is by an individual other than the accountholder of record, (v) the account is held by joint tenants who are divorced, (vi) the address on the account has changed within the last 30 days or share certificates have been issued on the account, or (vii) to protect against fraud, if the caller is unable to provide the account number, the name and address registered on the account and the social security number registered on the account. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

Redeem by VRU: Investor Shares may also be redeemed by use of a Fund’s automated voice response unit service (“VRU”). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: If you hold shares with the Transfer Agent you may redeem such shares without charge by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019. Redemption requests delivered other than by mail should be sent to BlackRock, 4400 Computer Drive, Westborough, Massachusetts 01588. If you hold share certificates issued by your Fund, the letter must be accompanied by certificates for the shares. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Redemptions of Service Shares, Class K Shares and BlackRock Shares may be made in the manner and in the amounts described in the prospectuses.

If you redeem shares directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of the proper notice of redemption. A Fund may delay the mailing of a redemption check until good payment (that is, cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of Fund shares, which delay will usually not exceed 10 days. If your account is held directly with the Transfer Agent and contains a fractional share balance following a redemption, the fractional share balance will be automatically redeemed by the Fund.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.

First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Second, the Fund charges an annual $20 low balance fee on all Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The fee will be deducted from the Fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.

Repurchase

A Fund normally will accept orders to repurchase shares from Selling Dealers for their customers. Shares will be priced at the net asset value of the Fund next determined after receipt of the repurchase order by a Selling Dealer that has been authorized by the Distributor by contract to accept such orders. As to repurchase orders received by Selling Dealers prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the repurchase price is the net asset value determined as of the close of business on the NYSE on that day. If the orders for repurchase are not received by the Selling Dealer before the close of business on the NYSE, such orders are deemed received on the next business day.

These repurchase arrangements are for your convenience and do not involve a charge by the Fund (other than any applicable CDSC). However, Selling Dealers may charge a processing fee in connection with such transactions. In addition, securities firms that do not have selected dealer agreements with the Distributor may impose a transaction charge for transmitting the notice of repurchase to the Fund. Each Fund reserves the right to reject any order for repurchase. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set out above.

Reinstatement Privilege — Investor A Shares

Upon redemption of Investor A, Investor A1 or Institutional Shares, as applicable, shareholders may reinvest all or a portion of their redemption proceeds (after paying any applicable CDSC) in Investor A Shares of the same or another BlackRock fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received in good order. To exercise this privilege, the Transfer Agent must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

SHAREHOLDER SERVICES

Each Fund offers one or more of the shareholder services described below that are designed to facilitate investment in its shares. You can obtain more information about these services from each Fund by calling the telephone number on the cover page, or from the Distributor, your financial adviser, your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

If your account is maintained at the Transfer Agent (an “Investment Account”) you will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in your Investment Account since the last statement. You also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. If your Investment Account is held at the Transfer Agent you may make additions to it at any time by mailing a check directly to the Transfer Agent. You may also maintain an account through a selected securities dealer or other financial intermediary. If you transfer shares out of an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in your name may be opened automatically at the Transfer Agent.

You may transfer Fund shares from a selected securities dealer or other financial intermediary to another securities dealer or other financial intermediary that has entered into an agreement with a Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the new firm. If you wish to transfer your shares to a securities dealer or other financial intermediary that has not entered into an agreement with a Distributor, you must either (i) redeem your shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. You also may request that the new securities dealer or other financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for your benefit whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not. In the interest of economy and convenience and because of the operating procedures of each Fund, share certificates will not be issued physically. Shares are maintained by each Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

If you are considering transferring a tax-deferred retirement account, such as an individual retirement account, from one selected securities dealer to another securities dealer or other financial intermediary, you should be aware that if the new firm will not take delivery of shares of the Fund, you must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or you must continue to maintain a retirement account at the original selected securities dealer for those shares.

Exchange Privilege

U.S. shareholders of Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2, Investor C3 and Institutional Shares of each Fund have an exchange privilege with certain other Funds. The minimum amount for exchanges of Investor class shares is $1,000, although you may exchange less than $1,000 if you already have an account in the Fund into which you are exchanging. You may only exchange into a share class and a Fund that are open to new investors or in which you have a current account if the class or fund is closed to new investors. If you held the shares used in the exchange for 30 days or less, you may be charged a redemption fee at the time of the exchange. Before effecting an exchange, you should obtain a currently effective prospectus of the fund into which you wish to make the exchange. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

Exchanges of Investor A, Investor A1 and Institutional Shares. Institutional Shares are exchangeable with shares of the same class of other Funds. Investor A and Investor A1 Shares are exchangeable for Investor A Shares of other Funds.

Exchanges of Institutional Shares outstanding (“outstanding Institutional Shares”) for Institutional Shares of a second fund or for shares of a money market fund (“new Institutional Shares”) are effected on the basis of relative net asset value per Institutional share. Exchanges of Investor A or Investor A1 Shares outstanding (“outstanding Investor A Shares”) for Investor A Shares of a second fund, or for shares of a money market fund (“new Investor A Shares”) are effected on the basis of relative net asset value per share.

Exchanges of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares. Shareholders of certain Funds with Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares outstanding (“outstanding Investor B or Investor C Shares”) may exchange their shares for Investor B or Investor C Shares, respectively, of a second fund or for shares of a money market fund (“new Investor B or Investor C Shares”) on the basis of relative net asset value per Investor B or Investor C share, without the payment of any CDSC. Certain funds impose different CDSC schedules. If you exchange your Investor B Shares for shares of a fund with a different CDSC schedule, the CDSC schedule that applies to the shares exchanged will continue to apply. For purposes of computing the CDSC upon redemption of new Investor B or Investor C Shares, the time you held both the exchanged Investor B or Investor C Shares and the new Investor B Shares or Investor C Shares will count towards the holding period of the new Investor B or Investor C Shares. For example, if you exchange Investor B Shares of a Fund for those of a second Fund after having held the first Fund’s Investor B Shares for two-and-a-half years, the 3.00% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later if you decide to redeem the Investor B Shares of the second Fund and receive cash, there will be no CDSC due on this redemption since by adding the two-and-a-half year holding period of the first Fund’s Investor B Shares to the four year holding period for the second Fund’s Investor B Shares, you will be deemed to have held the second Fund’s Investor B Shares for more than six years.

Exchanges for Shares of a Money Market Fund. You may exchange any class of Investor shares for shares of an affiliated money market fund. If you exchange into BlackRock Summit Cash Reserves Fund (“Summit”), a series of BlackRock Financial Institutions Series Trust, you will receive one of two classes of shares: exchanges of Investor A, Investor A1 and Institutional Shares of a Fund will receive Investor A Shares of Summit and exchanges of

Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 and Investor C3 Shares of a Fund will receive Investor B Shares of Summit. You may exchange Investor A Shares of Summit back into Investor A or Institutional Shares of a Fund. You may exchange Investor B Shares of Summit back into Investor B or Investor C Shares of a Fund and, in the event of such an exchange, the period of time that you held Investor B Shares of Summit will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Investor B Shares. Investor B Shares of Summit are subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Investor B Shares. Exchanges of Investor B or Investor C Shares of a money market fund other than Summit for Investor B or Investor C Shares of a Fund will be exercised at net asset value. However, a CDSC may be charged in connection with any subsequent redemption of the Investor B or Investor C Shares of the Fund received in the exchange. In determining the holding period for calculating the CDSC payable on redemption of Investor B and Investor C Shares of the Fund received in the exchange, the holding period of the money market fund Investor B or Investor C Shares originally held will be added to the holding period of the Investor B or Investor C Shares acquired through exchange.

Exchanges by Participants in Certain Programs. The exchange privilege may be modified with respect to certain participants in mutual fund advisory programs and other fee-based programs sponsored by the Manager, an affiliate of the Manager, or selected securities dealers or other financial intermediaries that have an agreement with a Distributor. See “Fee-Based Programs” below.

Exercise of the Exchange Privilege. To exercise the exchange privilege, you should contact your financial adviser or the Transfer Agent, who will advise each Fund of the exchange. If you do not hold share certificates, you may exercise the exchange privilege by wire through your securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed exchange application.

A shareholder who wishes to make an exchange may do so by sending a written request to the Fund c/o the Transfer Agent at the following address: P.O. Box 9819, Providence, RI 02940-8019. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may simply contact the Fund by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as defined below. In order to participate in the Automatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum initial investment requirement, and must be legally available for sale in the state of the investor’s residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange. Brokers may charge a fee for handling exchanges.

The Funds reserve the right to suspend, modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required. The Funds reserve the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders.

The Funds, the Administrators and BRIL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds, the Administrators and BRIL will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. By use of the exchange privilege, the investor authorizes the Fund’s transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund’s transfer agent to be genuine. The records of the Fund’s transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days’ notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. The exchange privilege may be applicable to other new mutual funds whose shares may be distributed by a Distributor.

Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or selected securities dealers or other financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of a Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional, selected securities dealer or other financial intermediary.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from your financial intermediary. Under these plans, investments may be made in a Fund (other than a Municipal Fund) and certain of the other mutual funds sponsored by the Manager or its affiliates as well as in other securities. There may be fees associated with investing through these plans. Information with respect to these plans is available on request from your financial intermediary.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and education savings plans, may be exempt from taxation when distributed as well. Investors considering participation in any retirement or education savings plan should review specific tax laws relating to the plan and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

Investor Share shareholders and certain Service Share shareholders who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 may arrange for periodic investments in that Fund through automatic deductions from a checking or savings account. The minimum pre-authorized investment amount is $50. If you buy shares of a Fund through certain accounts, no minimum charge to your bank account is required. Contact your financial adviser or other financial intermediary for more information.

Automatic Dividend Reinvestment Plan

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the relevant Fund unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to the Transfer Agent, and will become effective with respect to dividends paid after its receipt by the Transfer Agent. Each Fund declares a dividend each day on “settled” shares (i.e., shares for which the particular Fund has received payment in Federal funds) on the first business day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two business days of receipt. Over the course of a year, substantially all of the Fund’s net investment income will be declared as dividends. The amount of the daily dividend for each Fund will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually.

Systematic Withdrawal Plans

Shareholders may receive regular distributions from their accounts via a Systematic Withdrawal Plan (“SWP”). Upon commencement of the SWP, the account must have a current value of $10,000 or more in a Fund. Shareholders may elect to receive automatic cash payments of $50 or more at any interval. You may choose any day for the withdrawal. If no day is specified, the withdrawals will be processed on the 25th day of the month or, if such day is not a business day, on the prior business day and are paid promptly thereafter. An investor may utilize the SWP by completing the Systematic Withdrawal Plan Application Form which may be obtained by visiting our website at www.blackrock.com/funds.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Fund, or by calling the Fund at (800) 441-7762. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No CDSC will be assessed on redemptions of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares made through the SWP that do not exceed 12% of the original investment on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares will not be subject to the CDSC if they do not exceed 1% (monthly), 3% (quarterly) and 6% (semi-annually), respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor B, Investor B1, Investor B2, Investor B3, Investor C, Investor C1, Investor C2 or Investor C3 Shares in excess of this limit are still subject to the applicable CDSC.

For this reason, a shareholder may not participate in the Automatic Investment Plan described above (see “How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus) and the SWP at the same time.

Dividend Allocation Plan

The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from any Eligible Fund (which means funds so designated by the Distributor from time to time) automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

PRICING OF SHARES

Determination of Net Asset Value

Valuation of Shares. The net asset value for each class of shares of each Fund is generally calculated as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open.

Valuation of securities held by each Fund is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”) are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Fund values such security, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

Fixed Income Investments. Fixed income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund’s Board. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager and/or Sub-Adviser determine such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Underlying Funds. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

General Valuation Information

In determining the market value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Fund’s books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Fund’s Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Fund’s Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Fair Value. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Fund’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements

and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Board of Directors, BlackRock is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. BlackRock does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BlackRock generally seeks reasonable trade execution costs, a Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BlackRock may select a broker based partly upon brokerage or research services provided to BlackRock and its clients, including a Fund. In return for such services, BlackRock may cause a Fund to pay a higher commission than other brokers would charge if BlackRock determines in good faith that the commission is reasonable in relation to the services provided.

In the case of Feeder Funds, because each Feeder Fund generally invests exclusively in beneficial interests of a Master Portfolio, it is expected that all transactions in portfolio securities will be entered into by the Master Portfolio.

In selecting brokers or dealers to execute portfolio transactions, the Manager and sub-advisers seek to obtain the best price and most favorable execution for a Fund, taking into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BlackRock’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BlackRock’s knowledge of any actual or apparent operational problems of a broker or dealer.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include: (1) furnishing advice as to the value of securities, including pricing and appraisal advice, credit analysis, risk measurement analysis, performance and other analysis, as well as the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). BlackRock believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

BlackRock may participate in client commission arrangements under which BlackRock may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. BlackRock believes that research services obtained through soft dollar or commission sharing arrangements enhance its investment decision-making capabilities, thereby increasing the prospects for higher investment returns. BlackRock will engage only in soft dollar or commission sharing transactions that comply with the requirements of Section 28(e). BlackRock regularly evaluates the soft dollar products and services utilized, as well as the overall soft dollar and commission sharing arrangements to ensure that trades are executed by firms that are regarded as best able to execute trades for client accounts, while at the same time providing access to the research and other services BlackRock views as impactful to its trading results.

BlackRock may utilize soft dollars and related services, including research (whether prepared by the broker-dealer or prepared by a third-party and provided to BlackRock by the broker-dealer) and execution or brokerage services within applicable rules and BlackRock’s policies to the extent that such permitted services do not compromise BlackRock’s ability to seek to obtain best execution. In this regard, the portfolio management investment and/or trading teams may consider a variety of factors, including the degree to which the broker-dealer: (a) provides access to company management; (b) provides access to their analysts; (c) provides meaningful/insightful research notes on companies or other potential investments; (d) facilitates calls on which meaningful or insightful ideas about companies or potential investments are discussed; (e) facilitates conferences at which meaningful or insightful ideas about companies or potential investments are discussed; or (f) provides research tools such as market data, financial analysis, and other third party related research and brokerage tools that aid in the investment process.

Research-oriented services for which BlackRock might pay with Fund commissions may be in written form or through direct contact with individuals and may include information as to particular companies or industries and securities or groups of securities, as well as market, economic, or institutional advice and statistical information, political developments and technical market information that assists in the valuation of investments. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for BlackRock’s individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to BlackRock are not reduced as a result of BlackRock’s receipt of research services. In some cases, BlackRock may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs BlackRock makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while BlackRock will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, BlackRock faces a potential conflict of interest, but BlackRock believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Payments of commissions to brokers who are affiliated persons of the Fund, or the Master Portfolio with respect to the Feeder Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the Investment Company Act. Subject to policies established by the Board of Directors of the Master Portfolio, BlackRock is primarily responsible for the execution of the Master Portfolio’s portfolio transactions and the allocation of brokerage.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BlackRock with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BlackRock does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BlackRock neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Fund anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Fund’s portfolio strategies.

See “Portfolio Transactions and Brokerage” in the Statement of Additional Information for information about the brokerage commissions paid by your Fund, including commissions paid to affiliates, if any, for the periods indicated.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Funds will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board of Directors that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

Over-the-counter issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Fund are made from dealers, underwriters and issuers. The Funds do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Fund intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the Commission. As a result, the portfolio turnover rates of a Money Market Fund will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Fund, the turnover rates should not adversely affect the Fund’s net asset values or net income.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The Manager or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Fund prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Fund’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Fund would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for each Fund and for other investment accounts managed by the Manager or sub-advisers are made independently of each other in light of differing conditions. BlackRock allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock, or (v) to manage or equalize investment performance among different client accounts.

Equity securities will generally be allocated among client accounts within the same investment mandate on a pro rata basis. This pro-rata allocation may result in a Fund receiving less of a particular security than if pro-ration had not occurred. All allocations of equity securities will be subject, where relevant, to share minimums established for accounts and compliance constraints.

Initial public offerings of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BlackRock is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BlackRock’s trading desk their level of interest in a particular offering with respect to eligible clients accounts for which that team is responsible. Initial public offerings of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the initial public offering will be allocated among participating client accounts within each investment mandate on a pro rata basis. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BlackRock to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, BlackRock may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BlackRock may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BlackRock or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which BlackRock or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.

In certain instances, BlackRock may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BlackRock on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, PNC, BRIL or any affiliated person (as defined in the Investment Company Act) thereof is a member except pursuant to procedures adopted by the Board of Directors in accordance with Rule 10f-3 under the Investment Company Act. In no instance will portfolio securities be purchased from or sold to BlackRock, PNC, BRIL or any affiliated person of the foregoing entities except as permitted by Commission exemptive order or by applicable law.

Portfolio Turnover

While a Fund generally does not expect to engage in trading for short term gains, it will effect portfolio transactions without regard to any holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends, and in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Fund.

DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in each Fund’s prospectus. Each Fund will also distribute all net realized capital gains, if any, as set forth in such Fund’s prospectus. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

For information concerning the manner in which dividends may be reinvested automatically in shares of each Fund, see “Shareholder Services — Automatic Dividend Reinvestment Plan.” Shareholders may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on front-end load, CDSC and Service shares will be lower than the per share dividends on Institutional Shares as a result of the service, distribution and higher transfer agency fees applicable to CDSC shares, the service fees applicable to front-end load shares and Service shares, and the service and distribution fees applicable to Class R Shares. Similarly, the per share dividends on CDSC and Class R Shares will be lower than the per share dividends on front-end load and Service shares as a result of the distribution fees and higher transfer agency fees applicable to CDSC shares and the distribution fees applicable to Class R Shares, and the per share dividends on CDSC shares will be lower than the per share dividends on Class R Shares as a result of the higher distribution fees and higher transfer agency fees applicable to CDSC shares.

Taxes

Each Fund intends to continue to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its investment company taxable income and net realized capital gains that it distributes to its shareholders in years in which it distributes at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income, if any, for the year. To qualify as a RIC, a Fund must meet certain requirements regarding the source of its income and the composition and diversification of its assets. See Part II, “Investment Risks and Considerations — Investment Restrictions (All Funds)” for a discussion of the asset diversification requirements. In the case of a Feeder Fund, such Fund may look to the underlying assets of the

Master Portfolio in which it has invested for purposes of satisfying the asset diversification requirement and various other requirements of the Code applicable to RICs.

Each Fund intends to distribute substantially all of its income and gains. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders. However, a Municipal Fund’s distributions derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt interest. Each Fund that is a series of a RIC that consists of multiple series is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one series of a RIC do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series. In the following discussion, the term “Fund” means each individual series, if applicable.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98.2% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that a sufficient amount of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (including gains or losses from certain transactions in futures and options) (“capital gain dividends”) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular Federal income tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2013. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities, certain types of preferred stock treated as debt for Federal income tax purposes and short-term capital gains, such distributions will not constitute “qualified dividend income.”

Beginning in 2013, a 3.8 percent Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

A Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) is not subject to the 90% distribution requirement for taxation as a RIC, described above. If a Fund retains net capital gain, it is subject to tax on that gain, and may designate the retained amount as undistributed capital gain in a notice to its shareholders, who will be required to include in income, as long-term capital gain, their proportionate shares of such undistributed net capital gain, will be deemed to have paid and may claim as a credit against their Federal income tax liability (and as a refund to the extent it exceeds that liability) their proportionate shares of the tax paid by the Fund on that gain, and may increase the basis of their shares in the Fund by the excess of the amount included in income over the amount allowed as a credit against their taxes.

Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

No gain or loss will be recognized by Investor B or Investor B1 shareholders on the conversion of their Investor B Shares into Investor A Shares or Investor B1 Shares into Investor A1 Shares. A shareholder’s tax basis in the Investor A or Investor A1 Shares acquired upon conversion will be the same as the shareholder’s tax basis in the converted Investor B or Investor B1 Shares, and the holding period of the acquired Investor A or Investor A1 Shares will include the holding period for the converted Investor B or Investor B1 Shares.

If a shareholder of a Fund exercises an exchange privilege within 90 days of acquiring the shares of a Fund, prior to January 31 of the following year, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Certain Funds may invest in derivative contracts such as swap agreements. The federal income tax treatment of a derivative contract may not be as favorable as a direct investment in the underlying security and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund's distributions may be treated as ordinary income rather than capital gains. In addition, the tax treatment of derivative contracts, such as swap agreements, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. If such future guidance limits the Fund’s ability to use derivatives, the Fund may have to find other ways of achieving its investment objectives.

A provision added to the Code by the Dodd-Frank Wall Street Reform and Consumer Protection Act clarifies that certain swap agreements, including exchange-traded swap agreements, are treated as notional principal contracts rather than as “section 1256 contracts.” This can affect the type of income earned by such swap agreements. Although all of the income on a notional principal contract is ordinary income, only some of the income on a section 1256 contract is ordinary. The rest is long-term capital gain, which may be taxable at more favorable rates than ordinary income. Recently proposed regulations interpret what types of swap agreements are to be treated as notional principal contracts rather than as section 1256 contracts. When finalized, these regulations could result in the Fund having to treat more of its income on swap agreements and more of the distributions made to shareholders as ordinary income and less as long-term capital gains.

Certain Funds may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, a foreign financial institution will need to enter into agreements with the IRS regarding providing the

IRS information including the name, address and taxpayer identification number of direct and indirect U.S. account holders, to comply with due diligence procedures with respect to the identification of U.S. accounts, to report to the IRS certain information with respect to U.S. accounts maintained, to agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and to determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and TIN of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Foreign shareholders of a Fund must generally treat a distribution attributable to gain from a Fund’s sale of an interest in a REIT as real property gain if 50% or more of the value of a Fund’s assets is invested in REITs. The Fund is required to withhold a 35% tax on a distribution to a foreign shareholder attributable to real property gain, and such a distribution may subject a foreign shareholder to a U.S. tax filing obligation and create a branch profits tax liability for foreign corporate shareholders. Under a de minimis exception to this rule, if the foreign shareholder has not held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution, the foreign shareholder is not treated as receiving real property gain. There are also certain additional restrictions regarding the use of wash sales and substitute payments.

Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisers concerning the particular tax consequences to them of an investment in a Fund.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be non-corporate shareholders for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s Federal income tax liability, provided that the required information is timely forwarded to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in any combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund more than 50% by value of the assets of which at the close of a taxable year are foreign securities may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and certain tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if a Fund fails to do so, it will not be able to “pass through” to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. Further, to the extent that a Fund engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit for those taxes. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit.

Certain transactions entered into by the Funds are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Funds engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification from the special treatment afforded RICs under the Code.

If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will generally be treated as owning shares in a passive foreign investment company (“PFIC”) for Federal income tax purposes. A Fund may be subject to Federal income tax, and interest charges (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. However, a Fund may elect to “mark to market” at the end of each taxable year shares that it holds in PFICs. The election is made separately for each PFIC held and, once made, would be effective for all subsequent taxable years, unless revoked with consent from the IRS. Under this election, a Fund would recognize as ordinary income any increase in the value of its shares as of the close of the taxable year over their adjusted tax basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized “mark-to-market” gains. By making the mark-to-market election, a Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Municipal Funds

Each Municipal Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to pay exempt-interest dividends to holders of all outstanding classes of its shares (together the “shareholders”). Exempt-interest dividends are dividends or any part thereof paid by a Fund that are attributable to interest on tax-exempt obligations and reported by the Fund as exempt-interest dividends. A Fund will allocate interest from tax-exempt obligations (as well as ordinary income, capital gains and tax preference items discussed below) among the Fund’s shareholders according to a method (that it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of shares) that is based upon the gross income that is allocable to each class of shareholders during the taxable year, or such other method as the IRS may prescribe.

Exempt-interest dividends will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of PABs, if any, held by a Fund.

All or a portion of a Fund’s gains from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The alternative minimum tax applies to interest received on certain “PABs” issued after August 7, 1986. PABs are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Fund, to a Federal alternative minimum tax. A Fund will purchase such “PABs” and will report to shareholders after the close of the calendar year-end the portion of the Fund’s dividends declared during the year that constitute an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

Each Municipal Fund may engage in interest rate swap transactions. The Federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require a Fund to treat payments received under such arrangements as ordinary income and to amortize payments made under certain circumstances. Because payments received by a Fund in connection with swap transactions will be taxable rather than tax-exempt, they may result in increased taxable distributions to shareholders.

Please see Part I of your Fund’s Statement of Additional Information for certain state tax information relevant to an investment in BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, as well as information on economic conditions within each applicable state.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. government obligations. State law varies as to whether dividend income attributable to U.S. government obligations is exempt from state income tax.

Shareholders of each Fund are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes with respect to their Fund. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

In the case of a Feeder Fund, such Fund is entitled to look to the underlying assets of the Master Portfolio in which it has invested for purposes of satisfying various qualification requirements of the Code applicable to RICs. Each Master Portfolio is classified either as a partnership or a separate disregarded entity (depending on the particular Master Portfolio) for U.S. Federal income tax purposes. If applicable tax provisions were to change, then the Board of Directors of a Feeder Fund will determine, in its discretion, the appropriate course of action for the Feeder Fund. One possible course of action would be to withdraw the Feeder Fund’s investments from the Master Portfolio and to retain an investment manager to manage the Feeder Fund’s assets in accordance with the investment policies applicable to the Feeder Fund.

The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed in this discussion, and any such changes or decisions may have a retroactive effect.

An investment in a Fund may have consequences under state, local or foreign tax law, about which investors should consult their tax advisors.

PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data, and, if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Fund’s historical performance and is not intended to indicate future performance. Average annual total return is determined separately for each class of shares in accordance with a formula specified by the Commission.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares, and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares, but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal Federal individual income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character (including eligibility for the maximum 15% tax rate applicable to qualified dividend income) of each dividend. The taxable amount and tax character of each dividend are specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of front-end load shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of CDSC shares and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal Federal individual income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character (including eligibility for the maximum 15% tax rate applicable to qualified dividend income) of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted in Part I of each Fund’s Statement of Additional Information. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Fund’s yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the Fund’s yield that is not tax-exempt.

A Fund’s total return will vary depending on market conditions, the securities comprising a Fund’s portfolio, a Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

In order to reflect the reduced sales charges in the case of front-end load shares or the waiver of the CDSC in the case of CDSC shares applicable to certain investors, as described under “Purchase of Shares” and “Redemption of Shares,” respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC waiver and, therefore, may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

On occasion, a Fund may compare its performance to, among other things, the Fund’s benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Inc., Morningstar, Inc. (“Morningstar”), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of a Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund’s relative performance for any future period. In addition, from time to time a Fund may include the Fund’s Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Fund may quote in advertisements or other materials other applicable measures of Fund performance and may also make reference to awards that may be given to the Manager. Certain Funds may also compare their performance to composite indices developed by Fund management.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines. Under these guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. The Manager maintains policies and procedures that are designed to prevent undue influence on the Manager’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and the Manager, the Manager’s affiliates, a Fund or a Fund’s affiliates. Most conflicts are managed through a structural separation of the Manager’s Corporate Governance Group from the Manager’s employees with sales and client responsibilities. In addition, the Manager maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to the Manager’s relationship with the issuer of the proxy or dissident shareholder. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. A copy of the Funds’ Proxy Voting Policies is attached as Appendix B.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

Description of Shares

Shareholders of a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors and generally on other matters submitted to the vote of shareholders of the Fund. Shareholders of a class that bears distribution and/or service expenses have exclusive voting rights with respect to matters relating to such distribution and service expenditures (except that Investor B and Investor B1 shareholders may vote upon any material changes to such expenses charged under the Investor A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of a Fund, in which event the holders of the remaining shares would be unable to elect any person as a Director.

No Fund intends to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in each Fund’s Prospectus. Each share of each class of Common Stock is entitled to participate equally in dividends and distributions declared by a Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

For Funds organized as Maryland corporations, the by-laws of the Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Fund entitled to vote at such meeting, if they comply with applicable Maryland law.

Certain of the Funds are organized as “Massachusetts business trusts.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust establishing a trust, a copy of which for each applicable Fund, together with all amendments thereto (the “Declaration of Trust”), is on file in the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of the trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust also provides that a trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

Certain Funds are organized as Delaware statutory trusts.

See “Additional Information — Description of Shares” in Part I of each Fund’s Statement of Additional Information for additional capital stock information for your Fund.

Additional Information

Under a separate agreement, BlackRock has granted certain Funds the right to use the “BlackRock” name and has reserved the right to (i) withdraw its consent to the use of such name by a Fund if the Fund ceases to retain BlackRock Advisors, LLC as investment adviser and (ii) to grant the use of such name to any other company.

See “Additional Information — Principal Shareholders” in Part I of each Fund’s Statement of Additional Information for information on the holders of 5% or more of any class of shares of your Fund.

APPENDIX A

Description of Bond Ratings

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Bond Ratings

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody’s U.S. Short-Term Ratings

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Commercial Paper Ratings / Demand Obligation Ratings

Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Debt Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The issue credit ratings are based, in varying degrees, on the following considerations:

I. Likelihood of payment — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long Term Issue Credit Ratings

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated issues only in small degree. The Obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. An obligation rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as

BB B CCC CC C	having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c	The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c	The “c” subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	The “r” highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

— Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

— Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch”) Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory-credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Description of Fitch’s Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

D DD DDD	Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch’s Short term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

FitchAlert	Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

APPENDIX B

BlackRock U.S. Registered Funds

Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

July 1, 2011

I.	INTRODUCTION

The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. Individual series of the Funds may be specifically excluded from this Policy by the Directors by virtue of the adoption of alternative proxy voting policy for such series. The Directors have authorized BlackRock to utilize unaffiliated third-parties as agents to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s corporate governance committee structure (the “Committee”), oversees the proxy voting function on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock’s proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II.	PROXY VOTING POLICIES

A. Boards of Directors

The Funds generally support the board’s nominees in the election of directors and generally support proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F. Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company’s board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III.	CONFLICTS MANAGEMENT

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

IV.	REPORTS TO THE BOARD

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

SAI-LPIND-0412

PART C OTHER INFORMATION

Item 28.    Exhibits

Exhibit		Description

1		Articles of Incorporation

	(a)	Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006.(a)

	(b)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007.(b)

	(c)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009.(c)

	(d)	Restated Certificate of Trust of the Registrant, dated April 22, 2010.(d)

2		By-laws

	(a)	Amended and Restated By-Laws, dated November 17, 2006.(a)

3		Instruments Defining Security Holders

	(a)	Article VII of the Amended and Restated Agreement and Declaration of Trust.(a)

	(b)	Article IV of the Amended and Restated By-Laws.(a)

4		Investment Advisory Contracts

	(a)	Not applicable.

5		Underwriting Contracts

	(a)	Form of Distribution Agreement between the Registrant and BlackRock Investments, LLC (“BRIL”).(g)

6		Bonus or Profit Sharing Contracts

	(a)	Not applicable.

7		Custodian Agreements

	(a)	Form of Service Module for Custodial Services between Registrant and State Street Bank and Trust Company (“State Street”) on behalf of the Funds.(e)

8		Other Material Contracts

	(a)	Master Services Agreement between Registrant and State Street dated April 21, 2011.(e)

	(b)	Exhibit A to Master Services Agreement between Registrant and State Street.(e)

	(c)	Form of Service Module for Transfer Agency Services between Registrant, with respect to certain Funds, and State Street.(e)

	(d)(1)	Amended and Restated Shareholder Servicing Plan, with respect to only S&P 500 Stock Fund and Bond Index Fund, dated March 26, 2008.(j)

	(d)(2)	Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto.(k)

	(e)	Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto.(k)

	(f)(1)	Amended and Restated Administration Agreement between Registrant and Barclays Global Investors, N.A. (“BGI”), dated May 1, 2006.(l).

	(f)(2)	Amended Appendix A to the Amended and Restated Administration Agreement between the Registrant and BGI, dated September 3, 2009.(f)

Exhibit		Description

	(f)(3)	Amended Appendix B to the Amended and Restated Administration Agreement between the Registrant and BGI, dated November 18, 2008.(m)

	(g)	Master Administration Fee Waiver Agreement between Registrant and BGI, dated September 1, 2006.(a)

	(h)	Schedule A to the Master Administration Fee Waiver Agreement between Registrant and BGI, dated November 13, 2009.(c)

	(i)	Sub-Administration Agreement among Registrant, BGI, and IBT on behalf of the Funds, dated October 21, 1996.(n)

	(j)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective December 31, 2002.(i)

	(k)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective September 1, 2004.(l)

	(l)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective January 1, 2006.(a)

	(m)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective January 1, 2007.(a)

	(n)	Revised Master Fee Schedule to the Sub-Administration Agreement between Registrant and IBT, dated January 1, 2006.(a)

	(o)	Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) on behalf of the Funds, dated December 31, 1997.(o)

	(p)	Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997.(o)

	(q)	License Agreement between Standard & Poor’s and BGI, dated January 1, 2003.(i)

	(r)	Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c).

	(s)	Schedule A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c)

	(t)	Exhibit A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c)

	(u)	Independent Expense Reimbursement Agreement among Registrant, Master Investment Portfolio (“MIP”), BGI and Barclays Global Fund Advisors, dated November 13, 2009.(c)

	(v)	Form of Administration Agreement between Registrant, with respect to the Funds set forth in Appendix A, and BlackRock Institutional Trust Company, N.A. dated February 22, 2010.(d)

	(w)	Form of Appendix A, dated February 22, 2010, to the Administration Agreement between Registrant and BlackRock Institutional Trust Company, N.A. dated February 22, 2010.(d)

	(x)	Form of Administration Agreement between the Registrant, on behalf of certain portfolios of the Registrant, and BlackRock Institutional Trust Company, N.A. dated February 14, 2011.(h)

	(y)	Form of Transfer Agency Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc.(p)

9		Legal Opinion

	(a)	None

Exhibit		Description

10		Other Opinions

	(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.*

11		Omitted Financial Statements

	(a)	Not applicable.

12		Initial Capital Agreements

	(a)	Not applicable.

13		Rule 12b-1 Plan

	(a)	Distribution Plan, dated February 22, 2010.(k)

	(b)	Form of Investor A Distribution Plan with respect to the LifePath Index Portfolios, ACWI ex-US Index Fund and Russell 1000 Index Fund.(s)

14		Rule 18f-3 Plan

	(a)	Form of Amended and Restated Rule 18f-3 Multi-Class Plan, dated February 22, 2010.(d)

	(b)	Form of Amended Appendix A to the Rule 18f-3 Multi-Class Plan, dated February 14, 2011.(h)

15		Reserved

16		Codes of Ethics

	(a)	Registrant Code of Ethics.(c)

	(b)	Code of Ethics of BlackRock Investments, LLC.(q)

99		Power of Attorney

(a)

Power of Attorney for Paul L. Audet, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Kenneth L. Urish, Toby Rosenblatt and Frederick W. Winter, dated September 22, 2011.(r)

*	Filed herewith
(a)	Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to BlackRock Fund III’s (the “Registrant,” and the series thereof, the “Funds”) Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-54126). (the “Registration Statement.”)
(b)	Filed on December 27, 2007 as an Exhibit to Post-Effective Amendment No. 62 to the Registration Statement.
(c)	Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.
(d)	Filed April 30, 2010 as an Exhibit to Post-Effective Amendment No. 88 to the Registration Statement.
(e)	Filed June 29, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 125.
(f)	Filed October 30, 2009 as an Exhibit to Registrant’s Post-Effective Amendment No. 78.
(g)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Global Emerging Markets Fund, Inc. (File No. 33-28248), filed on October 28, 2008.
(h)	Filed March 30, 2011 as an Exhibit to Registrant’s Post-Effective Amendment No. 106.
(i)	Filed March 2, 2006 as an Exhibit to Registrant’s Post-Effective Amendment No. 57.
(j)	Filed April 29, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 66.
(k)	Filed March 1, 2010 as Exhibit to Registrant’s Post-Effective Amendment No. 84.
(l)	Filed April 28, 2006 as Exhibit to Registrant’s Post-Effective Amendment No. 58.
(m)	Filed November 21, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 67.

(n)	Filed June 30, 1997 as Exhibit to Registrant’s Post-Effective Amendment No. 14.
(o)	Filed June 30, 1998 as Exhibit to Registrant’s Post-Effective Amendment 15.
(p)	Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of BlackRock Bond Fund, Inc. (formerly Merrill Lynch Bond Fund, Inc.) (File No. 2-62329), filed on September 15, 2006.
(q)	Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (File No. 2-52711), filed on April 29, 2009.
(r)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. (File No. 333-56203) filed on September 26, 2011.
(s)	Incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on December 28, 2008.

Item 29.    Persons Controlled by or Under Common Control with Registrant

The chart below identifies persons who, as of April 2, 2012, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Each of the companies listed below is organized under the laws of the State of Delaware.

Fund	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
BlackRock Bond Index Fund	Bond Index Master Portfolio 400 Howard Street San Francisco, CA 94105	70%
LifePath® Retirement Portfolio	LifePath Retirement Master Portfolio 400 Howard Street San Francisco, CA 94105	44%
LifePath 2020 Portfolio®	LifePath 2020 Master Portfolio 400 Howard Street San Francisco, CA 94105	48%
LifePath® 2025 Portfolio	LifePath 2025 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath 2030 Portfolio®	LifePath 2030 Master Portfolio 400 Howard Street San Francisco, CA 94105	48%
LifePath® 2035 Portfolio	LifePath 2035 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath 2040 Portfolio®	LifePath 2040 Master Portfolio 400 Howard Street San Francisco, CA 94105	50%
LifePath® 2045 Portfolio	LifePath 2045 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® 2050 Portfolio	LifePath 2050 Master Portfolio 400 Howard Street San Francisco, CA 94105	60%

Fund	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
LifePath® 2055 Portfolio	LifePath 2055 Master Portfolio 400 Howard Street San Francisco, CA 94105	99%
BlackRock Cash Funds: Government	Government Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
BlackRock Cash Funds: Institutional	Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	98%
BlackRock Cash Funds: Prime	Prime Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	84%
BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	55%
LifePath® Index Retirement Portfolio	LifePath® Index Retirement Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2020 Portfolio	LifePath® Index 2020 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2025 Portfolio	LifePath® Index 2025 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2030 Portfolio	LifePath® Index 2030 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2035 Portfolio	LifePath® Index 2035 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2040 Portfolio	LifePath® Index 2040 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2045 Portfolio	LifePath® Index 2045 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2050 Portfolio	LifePath® Index 2050 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
LifePath® Index 2055 Portfolio	LifePath® Index 2055 Master Portfolio 400 Howard Street San Francisco, CA 94105	100%
BlackRock Russell 1000® Index Fund	Russell 1000® Index Master Portfolio 400 Howard Street San Francisco, CA 94105	43%

Item 30.    Indemnification

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 31.    Business and Other Connections of Investment Adviser

The Fund currently does not retain an investment adviser. MIP, in which the Fund invests, is advised by BlackRock Fund Advisors (“BFA”), an indirect wholly-owned subsidiary of BlackRock, Inc., located at 400 Howard Street, San Francisco, California 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The information required by this Item 31 about officers and directors of BFA, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

Item 32.    Principal Underwriters

(a) BRIL acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including certain funds of the Registrant:

BBIF Government Securities Fund	BlackRock Municipal Bond Fund, Inc.
BBIF Money Fund	BlackRock Municipal Series Trust
BBIF Tax-Exempt Fund	BlackRock Natural Resources Trust
BBIF Treasury Fund	BlackRock Pacific Fund, Inc.
BIF Government Securities Fund	BlackRock Series Fund, Inc.
BIF Money Fund	BlackRock Series, Inc.
BIF Multi-State Municipal Series Trust	BlackRock Value Opportunities Fund, Inc.
BIF Tax-Exempt Fund	BlackRock Variable Series Funds, Inc.
BIF Treasury Fund	BlackRock World Income Fund, Inc.
BlackRock Balanced Capital Fund, Inc.	FDP Series, Inc.
BlackRock Basic Value Fund, Inc.	Funds For Institutions Series
BlackRock Bond Allocation Target Shares	iShares, Inc.
BlackRock Bond Fund, Inc.	iShares MSCI Emerging Markets Small Cap
BlackRock California Municipal Series Trust	Index Fund, Inc.
BlackRock Capital Appreciation Fund, Inc.	iShares MSCI Russia Capped Index Fund, Inc.
BlackRock Emerging Markets Fund, Inc.	iShares Trust
BlackRock Equity Dividend Fund	Managed Account Series
BlackRock EuroFund	Master Basic Value LLC
BlackRock Financial Institutions Series Trust	Master Bond LLC
BlackRock Focus Growth Fund, Inc.	Master Focus Growth LLC
BlackRock Funds	Master Government Securities LLC
BlackRock Funds II	Master Institutional Money Market LLC
BlackRock Funds III	Master Investment Portfolio
BlackRock Global Allocation Fund, Inc.	Master Large Cap Series LLC
BlackRock Global Dynamic Equity Fund	Master Money LLC
BlackRock Global SmallCap Fund, Inc.	Master Tax-Exempt LLC
BlackRock Index Funds, Inc.	Master Treasury LLC
BlackRock Large Cap Series Funds, Inc.	Master Value Opportunities LLC
BlackRock Latin America Fund, Inc.	Quantitative Master Series LLC
BlackRock Liquidity Funds	Ready Assets Prime Money Fund
BlackRock Master LLC	Ready Assets U.S.A. Government Money Fund
BlackRock Mid Cap Value Opportunities Series, Inc.	Ready Assets U.S. Treasury Money Fund
BlackRock Multi-State Municipal Series Trust	Retirement Series Trust

BRIL also acts as the principal underwriter or placement agent, as applicable, for the following closed-end registered investment company:

BlackRock Fixed Income Value Opportunities

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Member, Board of Managers	None
Francis Porcelli	Chief Executive Officer and Managing Director	None
Anne F. Ackerley	Managing Director	None
Rick Froio	Chief Compliance Officer and Assistant Secretary	None
Paul Greenberg	Chief Financial Officer, Treasurer and Managing Director	None
John Blevins	Managing Director and Assistant Secretary	None
Brenda Sklar	Managing Director	None
Richard Turnill	Managing Director (FSA approved)	None
Daniel Adams	Vice President	None
Stephen Hart	Vice President and Assistant Secretary	None
Robert Kapito	Member, Board of Managers	None
Daniel Waltcher	Member, Board of Managers	None

(c) Not applicable.

Item 33.    Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, “Records”) at the offices of State Street Bank and Trust Company (“State Street”), 100 Summer Street, Boston, Massachusetts 02110.

(b) BFA and BlackRock Institutional Trust Company, N.A. maintain all Records relating to their services as adviser and administrator, respectively, to the MIP at 400 Howard Street, San Francisco, California 94105.

(c) BRIL maintains all Records relating to its services as distributor of the Funds at 40 East 52nd Street, New York, New York 10022.

(d) State Street maintains all Records relating to its services as sub-administrator, transfer agent of certain Funds and custodian at 100 Summer Street, Boston, Massachusetts 02110.

(e) BNY Mellon Investment Servicing (US) Inc. maintains all Records relating to its services as transfer agent of certain Funds at 301 Bellevue Parkway, Wilmington, Delaware 19809.

Item 34.    Management Services

Other than as set forth under the caption “Management and Other Service Arrangements” in the Statements of Additional Information Part II constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35.    Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 30, 2012.

BLACKROCK FUNDS III ON BEHALF OF

LIFEPATH® INDEX RETIREMENT PORTFOLIO,

LIFEPATH® INDEX 2020 PORTFOLIO,

LIFEPATH® INDEX 2025 PORTFOLIO,

LIFEPATH® INDEX 2030 PORTFOLIO,

LIFEPATH® INDEX 2035 PORTFOLIO,

LIFEPATH® INDEX 2040 PORTFOLIO,

LIFEPATH® INDEX 2045 PORTFOLIO,

LIFEPATH® INDEX 2050 PORTFOLIO AND

LIFEPATH® INDEX 2055 PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	April 30, 2012

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	April 30, 2012

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

Signature	Title	Date

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

PAUL L. AUDET* Paul L. Audet	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

*By:	/S/ BEN ARCHIBALD	April 30, 2012
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on April 30, 2012.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF

LIFEPATH® INDEX RETIREMENT MASTER PORTFOLIO,

LIFEPATH® INDEX 2020 MASTER PORTFOLIO,

LIFEPATH® INDEX 2025 MASTER PORTFOLIO,

LIFEPATH® INDEX 2030 MASTER PORTFOLIO,

LIFEPATH® INDEX 2035 MASTER PORTFOLIO,

LIFEPATH® INDEX 2040 MASTER PORTFOLIO,

LIFEPATH® INDEX 2045 MASTER PORTFOLIO,

LIFEPATH® INDEX 2050 MASTER PORTFOLIO AND

LIFEPATH® INDEX 2055 MASTER PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	April 30, 2012

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	April 30, 2012

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

Signature	Title	Date

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

PAUL L. AUDET* Paul L. Audet	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

*By:	/S/ BEN ARCHIBALD	April 30, 2012
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number		Description

10	(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.